1933 Act Registration No. 033-16905
1940 Act Registration No. 811-05309
As filed with the Securities and Exchange Commission on October 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 104	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 104	☑
FIRST AMERICAN INVESTMENT FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)
(612) 303-7987
(Registrant’s Telephone Number, including Area Code)
Richard J. Ertel
U.S. Bancorp Center
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☑     immediately upon filing pursuant to paragraph (b) of Rule 485.
☐     on (date) pursuant to paragraph (b) of Rule 485.
☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐     on (date) pursuant to paragraph (a)(1) of Rule 485.
☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐     on (date) pursuant to paragraph (a)(2) of Rule 485.

Income Funds

Share Classes/Ticker Symbols
Fund	Class A	Class B	Class C	Class R	Class Y

Core Bond Fund	FAFIX	FFIBX	FFAIX	FFISX	FFIIX

High Income Bond Fund	FJSIX	FJSBX	FCSIX	FANSX	FJSYX

Inflation Protected Securities Fund	FAIPX	—	FCIPX	FRIPX	FYIPX

Intermediate Government Bond Fund	FIGAX	—	FYGCX	FYGRX	FYGYX

Intermediate Term Bond Fund	FAIIX	—	—	—	FINIX

Short Term Bond Fund	FALTX	—	FBSCX	—	FLTIX

Total Return Bond Fund	FCDDX	FCBBX	FCBCX	FABSX	FCBYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Core Bond Fund	1

High Income Bond Fund	5

Inflation Protected Securities Fund	9

Intermediate Government Bond Fund	14

Intermediate Term Bond Fund	18

Short Term Bond Fund	22

Total Return Bond Fund	26

Additional Summary Information	31

More about the Funds	32

Investment Objectives	32

Investment Strategies	32

Investment Risks	33

Disclosure of Portfolio Holdings	35

Fund Management	36

Investment Advisor	36

Portfolio Managers	37

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

Shareholder Information	39

Pricing of Fund Shares	39

Choosing a Share Class	39

Determining Your Share Price	41

Purchasing Fund Shares	44

Redeeming Fund Shares	45

Exchanging Fund Shares	46

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares	48

Dividends and Distributions	50

Taxes	50

Compensation Paid to Financial Intermediaries	50

Staying Informed	52

Financial Highlights	53

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Important Notice to Shareholders

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the funds. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

In connection with the Transaction, the funds’ board of directors (the “board”) has considered and approved a new investment advisory agreement for the funds with NAM. The new investment advisory agreement will be submitted to each fund’s shareholders for their approval and, if approved, will take effect upon the closing of the Transaction (or such later time as shareholder approval is obtained). The funds’ board also considered and approved new distribution agreements with Nuveen Investments, LLC which will take effect upon closing of the Transaction. There will be no change in the funds’ investment objectives or policies as a result of the Transaction.

Fund Summaries

Core Bond Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Core Bond Fund’s objective is to provide investors with high current income consistent with limited risk to capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 41 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	$15	None	None

Annual Fund Operating Expenses[2]
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%	0.22%	0.22%

Miscellaneous	0.05%	0.05%	0.05%	0.05%	0.05%

Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[4]	1.03%	1.78%	1.78%	1.28%	0.78%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$526	$681	$181	$281	$181	$130	$80

3 years	$739	$960	$560	$560	$560	$406	$249

5 years	$969	$1,164	$964	$964	$964	$702	$433

10 years	$1,631	$1,897	$1,897	$2,095	$2,095	$1,545	$966

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 4 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted to take into account any redemptions by the U.S. Bank 401(k) Plan expected to occur prior to closing of the Transaction. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately

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Prospectus – First American Income Funds

Fund Summaries

Core Bond Fund continued

following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted (as applicable) to take into account any expected U.S. Bank 401(k) Plan redemptions. See “Investment Advisor” on page 36 of the prospectus.

[3]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[4]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.95%, 1.70%, 1.70%, 1.20%, and 0.70%, respectively, for Class A, Class B, Class C, Class R, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Core Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Up to 10% of the fund’s total assets may be invested collectively in the following categories of debt securities:

•	securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s advisor (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
•	non-dollar denominated debt obligations of foreign corporations and governments.
•	debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments that are not located in emerging market countries.

The fund’s advisor selects securities using a “top-down” approach, which begins with the formulation of the advisor’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the advisor selects individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 10% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality. Unrated securities will not exceed 25% of the fund’s total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of fifteen years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

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Prospectus – First American Income Funds

Fund Summaries

Core Bond Fund continued

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk — The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the advisor correctly predicts mortgage prepayments and interest rates.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk — Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk — These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

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Prospectus – First American Income Funds

Fund Summaries

Core Bond Fund continued

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

					Since
AVERAGE ANNUAL TOTAL RETURNS	Inception				Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years	(Class R)

Core Bond Fund

Class A (return before taxes)	12/22/87	18.71%	3.47%	5.12%	N/A

Class A (return after taxes on distributions)		16.38%	1.73%	3.29%	N/A

Class A (return after taxes on distributions and sale of fund shares)		12.00%	1.91%	3.27%	N/A

Class B (return before taxes)	8/15/94	18.12%	3.25%	4.80%	N/A

Class C (return before taxes)	2/1/99	22.10%	3.60%	4.77%	N/A

Class R (return before taxes)	9/24/01	23.74%	4.16%	N/A	4.37%

Class Y (return before taxes)	2/4/94	24.37%	4.61%	5.83%	N/A

Barclays Capital Aggregate Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%	5.33%

[1]	Total return for the period 1/1/10 through 9/30/10 was 8.02%.

[2]	An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Chris J. Neuharth, CFA	Senior Fixed-Income Portfolio Manager	October 2002
Timothy A. Palmer, CFA	Senior Fixed-Income Portfolio Manager	May 2003
Wan-Chong Kung, CFA	Senior Fixed-Income Portfolio Manager	June 2001
Jeffrey J. Ebert	Head of Investment Grade Credit Sector Team	December 2005

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 31 of the prospectus.

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Prospectus – First American Income Funds

Fund Summaries

High Income Bond Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

High Income Bond Fund’s objective is to provide investors with a high level of current income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 41 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	$15	None	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%	0.22%	0.22%

Miscellaneous	0.12%	0.12%	0.12%	0.12%	0.12%

Acquired Fund Fees and Expenses[3]	0.04%	0.04%	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses[4]	1.33%	2.08%	2.08%	1.58%	1.08%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$555	$711	$211	$311	$211	$161	$110

3 years	$829	$1,052	$652	$652	$652	$499	$343

5 years	$1,123	$1,319	$1,119	$1,119	$1,119	$860	$595

10 years	$1,958	$2,219	$2,219	$2,410	$2,410	$1,878	$1,317

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 4 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted to take into account any redemptions by the U.S. Bank 401(k) Plan expected to occur prior to closing of

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Prospectus – First American Income Funds

Fund Summaries

High Income Bond Fund continued

the Transaction. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted (as applicable) to take into account any expected U.S. Bank 401(k) Plan redemptions. See “Investment Advisor” on page 36 of the prospectus.

[3]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[4]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 1.10%, 1.85%, 1.85%, 1.35%, and 0.85%, respectively, for Class A, Class B, Class C, Class R, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, High Income Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as “high-yield” securities of “junk bonds”). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest in exchange-traded funds, closed-end funds, and other investment companies (“investment companies”).

The fund’s advisor employs a bottom up approach to investing. The advisor devotes more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments. Up to 20% of the fund’s total assets may be invested in dollar denominated debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including swap agreements on interest rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

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Prospectus – First American Income Funds

Fund Summaries

High Income Bond Fund continued

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

7
Prospectus – First American Income Funds

Fund Summaries

High Income Bond Fund continued

				Since
				Inception
				(Class A,
				Class B,	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception			Class C, and	Inception
AS OF 12/31/09[2]	Date	One Year	Five Years	Class Y)	(Class R)

High Income Bond Fund

Class A (return before taxes)	8/30/01	50.30%	4.25%	5.56%	N/A

Class A (return after taxes on distributions)		45.29%	1.44%	2.66%	N/A

Class A (return after taxes on distributions and sale of fund shares)		32.23%	1.93%	2.95%	N/A

Class B (return before taxes)	8/30/01	50.75%	4.07%	5.36%	N/A

Class C (return before taxes)	8/30/01	54.92%	4.36%	5.32%	N/A

Class R (return before taxes)	9/24/01	56.42%	4.85%	N/A	6.58%

Class Y (return before taxes)	8/30/01	57.29%	5.39%	6.38%	N/A

Barclays Capital High Yield 2% Issuer Capped Index[3] (reflects no deduction for fees, expenses, or taxes)		58.77%	6.49%	8.35%	8.27%

[1]	Total return for the period 1/1/10 through 9/30/10 was 10.68%.

[2]	Performance presented prior to 3/14/03 represents that of First American High Yield Bond Fund, which merged into the fund on that date.

[3]	An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity with total index allocation to an individual issuer being limited to 2%.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

John T. Fruit, CFA	Senior Fixed-Income Portfolio Manager	November 2005
Jeffrey T. Schmitz, CFA	Senior Credit Analyst	January 2008

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 31 of the prospectus.

8
Prospectus – First American Income Funds

Fund Summaries

Inflation Protected Securities Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Inflation Protected Securities Fund’s objective is to provide investors with total return while providing protection against inflation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 41 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%	0.22%

Miscellaneous	0.18%	0.19%	0.18%	0.18%

Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[4]	1.16%	1.92%	1.41%	0.91%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of each	at end
	Class A	period	of each period	Class R	Class Y
1 year	$538	$295	$195	$144	$93

3 years	$778	$603	$603	$446	$290

5 years	$1,036	$1,037	$1,037	$771	$504

10 years	$1,774	$2,243	$2,243	$1,691	$1,120

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 4 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted to take into account any redemptions by the U.S. Bank 401(k) Plan expected to occur prior to closing of the Transaction. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual

9
Prospectus – First American Income Funds

Fund Summaries

Inflation Protected Securities Fund continued

fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted (as applicable) to take into account any expected U.S. Bank 401(k) Plan redemptions. See “Investment Advisor” on page 36 of the prospectus.

[3]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[4]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60%, respectively, for Class A, Class C, Class R, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Inflation Protected Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in inflation protected debt securities. These securities will be issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and domestic and foreign corporations. The fund’s investments in U.S. Government inflation protected securities will include U.S. Treasury inflation protected securities as well as inflation protected securities issued by agencies and instrumentalities of the U.S. Government. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

Inflation protected debt securities are designed to provide protection against the negative effects of inflation. Unlike traditional debt securities, which pay regular fixed interest payments on a fixed principal amount, interest payments on inflation protected debt securities will vary with the rate of inflation. The U.S. Treasury used the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure. Inflation protected debt securities issued by foreign governments and corporations are generally linked to a non-U.S. inflation rate.

Inflation protected debt securities have two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. If the index measuring the rate of inflation rises, the principal value of the security will increase. Because interest payments will be calculated with respect to a larger principal amount, interest payments also will increase. Conversely, if the index measuring the rate of inflation falls, the principal value of the security will fall and interest payments will decrease. Other issuers adjust the interest rates payable on the security according to the rate of inflation, but the principal amount remains the same.

In the event of sustained deflation, the U.S. Treasury has guaranteed that it will repay at maturity at least the original face value of the inflation protected securities that it issues. Other inflation protected debt securities that accrue inflation into their principal value may or may not provide a similar guarantee. For securities that do not provide such a guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal value.

Up to 20% of the fund’s assets may be invested in holdings that are not inflation protected. These holdings may include the following:

•	domestic and foreign corporate debt obligations.
•	securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
•	debt obligations of foreign governments.
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	derivative instruments, as discussed below.

When selecting securities for the fund, the fund’s advisor uses a “top-down” approach, looking first at general economic factors and market conditions. The advisor then selects securities that it believes have strong relative value based on an analysis of a security’s characteristics (such as principal value, coupon rate, maturity, duration and yield) in light of these general economic factors and market conditions. The advisor will sell securities if the securities no longer meet these criteria, if other investments appear to be a better relative value, to manage the duration of the fund, or to meet redemption requests.

The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. However, up to 10% of the fund’s net assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality (securities commonly referred to as “high-yield” securities

10
Prospectus – First American Income Funds

Fund Summaries

Inflation Protected Securities Fund continued

or “junk bonds”). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Quality determinations regarding unrated securities will be made by the fund’s advisor.

The fund may invest up to 20% of its net assets in non-dollar denominated securities, and may invest without limitation in U.S. dollar denominated securities of foreign corporations and governments.

The fund may invest in debt securities of any maturity, but expects to maintain, under normal market conditions, a weighted average effective maturity of between eight and fifteen years and an average effective duration of between four and ten years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; foreign currency contracts; options on foreign currencies; interest rate caps, collars, and floors; index- and other asset-linked notes; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates, inflation and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates. In addition, because the interest and/or principal payments on inflation protected securities are adjusted periodically for changes in inflation, the income distributed by the fund may be irregular. In a period of sustained deflation, the inflation protected securities held by the fund, and consequently the fund itself, may not pay any income.

Index Methodology Risk — There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease. Inflation protected securities may react differently from other debt securities to changes in interest rates. Generally, the value of an inflation protected security is affected by changes in “real” interest rates, which are stated interest rates reduced by the expected impact of inflation. Values of these securities normally fall when real interest rates rise and rise when real interest rates fall.

International Investing Risk — Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

11
Prospectus – First American Income Funds

Fund Summaries

Inflation Protected Securities Fund continued

Mortgage- and Asset-Backed Securities Risk — These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Tax Consequences of Inflation Adjustments — Because inflation adjustments to the principal amount of an inflation protected security will be included in the fund’s income, the fund may have to make income distributions to shareholders that exceed the cash it receives.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Inflation Protected Securities Fund

Class A (return before taxes)	10/1/04	7.22%	3.02%	3.39%

Class A (return after taxes on distributions)		6.96%	1.57%	1.94%

Class A (return after taxes on distributions and sale of fund shares)		4.70%	1.71%	2.03%

Class C (return before taxes)	10/1/04	10.04%	3.10%	3.43%

Class R (return before taxes)	10/1/04	11.65%	3.68%	4.01%

Class Y (return before taxes)	10/1/04	12.17%	4.14%	4.48%

Barclays Capital U.S. TIPs Index[2] (reflects no deduction for fees, expenses, or taxes)		11.41%	4.63%	5.01%

[1]	Total return for the period 1/1/10 through 9/30/10 was 7.90%.

[2]	An unmanaged index consisting of inflation-protected securities issued by the U.S. Treasury that have at least one year to final maturity.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

12
Prospectus – First American Income Funds

Fund Summaries

Inflation Protected Securities Fund continued

Portfolio Managers

	Title	Portfolio manager of fund since:

Wan-Chong Kung, CFA	Senior Fixed-Income Portfolio Manager	October 2004
Chad W. Kemper	Senior Fixed-Income Trader	October 2010

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 31 of the prospectus.

13
Prospectus – First American Income Funds

Fund Summaries

Intermediate Government Bond Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Intermediate Government Bond Fund’s objective is to provide investors with current income to the extent consistent with the preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 41 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	1.00%	0.50%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%	0.22%

Miscellaneous	0.22%	0.22%	0.22%	0.22%

Total Annual Fund Operating Expenses[4]	1.19%	1.94%	1.44%	0.94%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption at end	redemption at end
	Class A	of each period	of each period	Class R	Class Y
1 year	$344	$297	$197	$147	$96

3 years	$594	$609	$609	$456	$300

5 years	$865	$1,047	$1,047	$787	$520

10 years	$1,636	$2,264	$2,264	$1,724	$1,155

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 4 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted to take into account any redemptions by the U.S. Bank 401(k) Plan expected to occur prior to closing of the Transaction. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted (as applicable) to take into account any expected U.S. Bank 401(k) Plan redemptions. See “Investment Advisor” on page 36 of the prospectus.

[3]	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through June 30, 2011.

14
Prospectus – First American Income Funds

Fund Summaries

Intermediate Government Bond Fund continued

[4]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.60%, 1.10%, and 0.60%, respectively, for Class A, Class C, Class R, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Intermediate Government Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in U.S. government securities. U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the following:

•	U.S. Treasury obligations.
•	Mortgage-backed securities issued by the Government National Mortgage Association, the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).
•	Non-mortgage-related obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as FNMA, FHLMC, Federal Farm Credit Banks, the Federal Home Loan Bank System, and the Tennessee Valley Authority, including obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program.

U.S. Treasury obligations and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuing agency or instrumentality.

The fund may invest up to 10% of its total assets, collectively, in non-U.S. government debt obligations, including asset-backed securities, residential and commercial mortgage-backed securities, corporate debt obligations, and municipal securities. Such securities will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s advisor.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity between three and ten years and an effective duration of between two and one-half and seven years. The fund’s weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 10% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize futures contracts and options on futures contracts, which are derivative instruments. The fund may enter into futures contracts and options thereon that are traded on domestic securities exchanges, boards of trade, or similar entities, or in the over-the-counter market. The fund may use futures transactions in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio, or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The use of a futures contract or an option on a futures contract is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use futures or options on futures to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

15
Prospectus – First American Income Funds

Fund Summaries

Intermediate Government Bond Fund continued

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund enters into a futures transaction for speculative purposes, the fund will be fully exposed to the risks of loss of that future or option, which may sometimes be greater than its cost.

Dollar Roll Transaction Risk — The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the advisor correctly predicts mortgage prepayments and interest rates.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Mortgage- and Asset-Backed Securities Risk — These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower. Class C and Class R shares have not been offered for a full calendar year.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Effective August 31, 2009, the fund’s investment objective was changed from providing “current income that is exempt from state income tax” to providing “current income,” in each case to the extent consistent with preservation of capital. As of the same date, the fund’s investment strategies were significantly broadened, consistent with this new investment objective. As a result, the performance information presented below reflects the performance of an investment portfolio that will differ materially from the fund’s portfolio going forward.

16
Prospectus – First American Income Funds

Fund Summaries

Intermediate Government Bond Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception				Since
AS OF 12/31/09	Date	One Year		Five Years	Inception

Intermediate Government Bond Fund

Class A (return before taxes)	10/25/02	(2	.57)%	3.77%	3.27%

Class A (return after taxes on distributions)		(3	.81)%	2.47%	1.64%

Class A (return after taxes on distributions and sale of fund shares)		(1	.52)%	2.46%	1.96%

Class Y (return before taxes)	10/25/02	(0	.23)%	4.39%	3.75%

Barclays Capital Intermediate Government Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		(0	.33)%	4.74%	4.22%

[1]	Total return for the period 1/1/10 through 9/30/10 was 6.31%.

[2]	An unmanaged index comprised of 70% U.S. Treasury securities and 30% agency securities, all with remaining maturities of between one and ten years.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Wan-Chong Kung, CFA	Senior Fixed-Income Portfolio Manager	November 2002
Chris J. Neuharth, CFA	Senior Fixed-Income Portfolio Manager	August 2009
Jason J. O’Brien, CFA	Fixed-Income Portfolio Manager	August 2009

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 31 of the prospectus.

17
Prospectus – First American Income Funds

Fund Summaries

Intermediate Term Bond Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Intermediate Term Bond Fund’s objective is to provide investors with current income to the extent consistent with preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 41 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	None

Annual Fund Operating Expenses[2]
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	None

Other Expenses

Administration Fee	0.22%	0.22%

Miscellaneous	0.04%	0.04%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.02%	0.77%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class Y
1 year	$327	$79

3 years	$542	$246

5 years	$776	$428

10 years	$1,445	$954

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted to take into account any redemptions by the U.S. Bank 401(k) Plan expected to occur prior to closing of the Transaction. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted (as applicable) to take into account any expected U.S. Bank 401(k) Plan redemptions. See “Investment Advisor” on page 36 of the prospectus.

[3]	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through June 30, 2011.

18
Prospectus – First American Income Funds

Fund Summaries

Intermediate Term Bond Fund continued

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85% and 0.70%, respectively, for Class A and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Intermediate Term Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

•	U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s advisor. If the rating of a security is reduced or discounted after purchase, the fund is not required to sell the security, buy may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality as determined by the fund’s advisor. Unrated securities will not exceed 25% of the fund’s total assets.

The fund’s advisor selects securities using a “top-down” approach, which begins with the formulation of the advisor’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the advisor selects individual securities within these sectors or industries.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of three to ten years and an average effective duration of two to six years. The fund’s weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; swap agreements, including swap agreements on interest rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

19
Prospectus – First American Income Funds

Fund Summaries

Intermediate Term Bond Fund continued

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk — The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the advisor correctly predicts mortgage prepayments and interest rates.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Mortgage- and Asset-Backed Securities Risk — These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class Y shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares; after-tax returns for other share classes will vary.

20
Prospectus – First American Income Funds

Fund Summaries

Intermediate Term Bond Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09[2]	Date	One Year	Five Years	Ten Years

Intermediate Term Bond Fund

Class A (return before taxes)	1/9/95	18.00%	3.96%	5.14%

Class Y (return before taxes)	1/5/93	20.82%	4.58%	5.56%

Class Y (return after taxes on distributions)		18.65%	2.92%	3.75%

Class Y (return after taxes on distributions and sale of fund shares)		13.41%	2.91%	3.67%

Barclays Capital Intermediate Gov’t/Credit Bond Index[3] (reflects no deduction for fees, expenses, or taxes)		5.24%	4.66%	5.93%

[1]	Total return for the period 1/1/10 through 9/30/10 was 7.77%.

[2]	Performance presented prior to 9/24/01 represents that of the Firstar Intermediate Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

[3]	An unmanaged of investment grade, fixed income securities with maturities ranging from one to ten years.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Wan-Chong Kung, CFA	Senior Fixed-Income Portfolio Manager	October 2002
Jeffrey J. Ebert	Head of Investment Grade Credit Sector Team	February 2000

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 31 of the prospectus.

21
Prospectus – First American Income Funds

Fund Summaries

Short Term Bond Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Short Term Bond Fund’s objective is to provide investors with current income while maintaining a high degree of principal stability.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 41 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2]
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	1.00%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.07%	0.07%	0.07%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.05%	1.80%	0.80%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			Class C
		Class C	assuming no
		assuming redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$330	$283	$183	$82

3 years	$552	$566	$566	$255

5 years	$791	$975	$975	$444

10 years	$1,479	$2,116	$2,116	$990

[1]	Class A share investments of $250,000 or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.60%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted to take into account any redemptions by the U.S. Bank 401(k) Plan expected to occur prior to closing of the Transaction. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio

22
Prospectus – First American Income Funds

Fund Summaries

Short Term Bond Fund continued

immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted (as applicable) to take into account any expected U.S. Bank 401(k) Plan redemptions. See “Investment Advisor” on page 36 of the prospectus.

[3]	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through June 30, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.60%, and 0.60%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Short Term Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.
•	U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.
•	commercial paper.

Up to 10% of the fund’s total assets may be invested collectively in the following categories of debt securities:

•	securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s advisor (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
•	non-dollar denominated debt obligations of foreign corporations and governments.
•	debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments that are not located in emerging market countries.

The fund’s advisor selects securities using a “top-down” approach which begins with the formulation of the advisor’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the advisor selects individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 10% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality. Unrated securities will not exceed 25% of the fund’s total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund’s weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes

23
Prospectus – First American Income Funds

Fund Summaries

Short Term Bond Fund continued

and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk — Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk — These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower. Class C shares have not been offered for a full calendar year.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as

24
Prospectus – First American Income Funds

Fund Summaries

Short Term Bond Fund continued

401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Short Term Bond Fund

Class A (return before taxes)	12/14/92	10.27%	3.24%	4.01%

Class A (return after taxes on distributions)		8.67%	1.86%	2.49%

Class A (return after taxes on distributions and sale of fund shares)		6.63%	1.94%	2.50%

Class Y (return before taxes)	2/4/94	12.94%	3.89%	4.41%

Barclays Capital 1-3 Year Gov’t/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		3.83%	4.32%	4.86%

[1]	Total return for the period 1/1/10 through 9/30/10 was 3.09%.

[2]	An unmanaged index of investment grade, fixed income securities with maturities ranging from one to three years.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Chris J. Neuharth, CFA	Senior Fixed-Income Portfolio Manager	March 2004
Brenda A. Briceno, CFA	Corporate Trader	October 2010
Peter L. Agrimson, CFA	Associate Trader	October 2010

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 31 of the prospectus.

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Prospectus – First American Income Funds

Fund Summaries

Total Return Bond Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Total Return Bond Fund’s objective is to provide investors with a high level of current income consistent with prudent risk to capital. While the fund may realize some capital appreciation, the fund primarily seeks to achieve total return through preserving capital and generating income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 41 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	$15	None	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees[3]	0.25%	1.00%	1.00%	0.50%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%	0.22%	0.22%

Miscellaneous	0.06%	0.05%	0.06%	0.05%	0.05%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.14%	1.88%	1.89%	1.38%	0.88%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end	at end of each	at end
	Class A	each period	of each period	period	of each period	Class R	Class Y
1 year	$536	$691	$191	$292	$192	$140	$90

3 years	$772	$991	$591	$594	$594	$437	$281

5 years	$1,026	$1,216	$1,016	$1,021	$1,021	$755	$488

10 years	$1,752	$2,008	$2,008	$2,212	$2,212	$1,657	$1,084

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired

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Prospectus – First American Income Funds

Fund Summaries

Total Return Bond Fund continued

Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted to take into account any redemptions by the U.S. Bank 401(k) Plan expected to occur prior to closing of the Transaction. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010, adjusted (as applicable) to take into account any expected U.S. Bank 401(k) Plan redemptions. See “Investment Advisor” on page 36 of the prospectus.

[3]	The advisor has contractually agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.11% of average daily net assets through October 31, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.89%, 1.75%, 1.75%, 1.25%, and 0.75%, respectively, for Class A, Class B, Class C, Class R, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Total Return Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in the following types of debt securities:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.
•	debt obligations of foreign governments.

Up to 30% of the fund’s total assets may be invested collectively in the following categories of debt securities, provided that the fund will not invest more than 20% of its total assets in any single category:

•	securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s advisor (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
•	non-dollar denominated debt obligations of foreign corporations and governments. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers that are not located in emerging market countries.)
•	debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund’s advisor makes buy, sell, and hold decisions using a “top-down” approach, which begins with the formulation of the advisor’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the advisor selects individual securities within these sectors or industries. The advisor also analyzes expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s advisor. Unrated securities will not exceed 25% of the fund’s total assets.

To generate additional income, the fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

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Prospectus – First American Income Funds

Fund Summaries

Total Return Bond Fund continued

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of fifteen years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk — The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the advisor correctly predicts mortgage prepayments and interest rates.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk — Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk — These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

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Prospectus – First American Income Funds

Fund Summaries

Total Return Bond Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

				Since Inception
				(Class A,	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception			Class B, Class C,	Inception
AS OF 12/31/09	Date	One Year	Five Years	and Class Y)	(Class R)

Total Return Bond Fund

Class A (return before taxes)	2/1/00	30.65%	4.46%	5.94%	N/A

Class A (return after taxes on distributions)		27.68%	2.46%	3.63%	N/A

Class A (return after taxes on distributions and sale of fund shares)		19.65%	2.58%	3.64%	N/A

Class B (return before taxes)	2/1/00	30.44%	4.25%	5.60%	N/A

Class C (return before taxes)	2/1/00	34.50%	4.61%	5.60%	N/A

Class R (return before taxes)	9/24/01	35.85%	5.08%	N/A	5.65%

Class Y (return before taxes)	2/1/00	36.75%	5.64%	6.65%	N/A

Barclays Capital Aggregate Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.40%	5.33%

[1]	Total return for the period 1/1/10 through 9/30/10 was 8.42%.

[2]	An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

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Prospectus – First American Income Funds

Fund Summaries

Total Return Bond Fund continued

Portfolio Managers

	Title	Portfolio manager of fund since:

Timothy A. Palmer, CFA	Senior Fixed-Income Portfolio Manager	May 2005
Jeffrey J. Ebert	Head of Investment Grade Credit Sector Team	February 2000
Marie A. Newcome, CFA	Fixed-Income Portfolio Manager	October 2010

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 31 of the prospectus.

30
Prospectus – First American Income Funds

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500. The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-3863	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus – First American Income Funds

More about the Funds

Investment Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. This section provides information about some additional strategies that the funds’ investment advisor uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information (SAI). For a copy of the SAI, call Investor Services at 800 677-3863.

The debt obligations in which the funds invest may have variable, floating, or fixed interest rates.

U.S. Government Agency Securities

The U.S. Government agency securities in which the funds may invest include securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank (FFCB), the U.S. Agency for International Development (U.S. AID), the Federal Home Loan Banks (FHLB) and the Tennessee Valley Authority (TVA). Securities issued by GNMA, TVA and U.S. AID are backed by the full faith and credit of the U.S. Government. Securities issued by FNMA and FHLMC are supported by the right to borrow directly from the U.S. Treasury. The other U.S. Government agency and instrumentality securities in which the funds invest are backed solely by the credit of the agency or instrumentality issuing the obligations. No assurances can be given that the U.S. Government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.

Effective Maturity and Effective Duration

Certain funds attempt to maintain a specified weighted average effective maturity and/or average effective duration. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

Ratings

Certain funds have investment strategies requiring them to invest in debt securities that have received a particular rating from a rating service such as Moody’s or Standard & Poor’s. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B−.

Securities Lending

Each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions to generate additional income. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities. Under the funds’ securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The funds, however, will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

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Prospectus – First American Income Funds

More about the Funds

Investment Strategies continued

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds’ advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. These risks are further described below.

Active Management Risk.  Each fund is actively managed and its performance therefore will reflect in part the advisor’s ability to make investment decisions which are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

Additional Expenses.  When a fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Call Risk.  Each of the funds may invest in debt securities, which are subject to call risk. Bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Each of the funds is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk.  Each fund is subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or Standard & Poor’s.

Intermediate Government Bond Fund invests primarily in U.S. government securities, which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality. Intermediate Government Bond Fund and Intermediate Term Bond Fund attempt to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

Derivatives Risk.  A small investment in derivatives could have a potentially large impact on a fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, and credit risk. For example, in a credit default swap, the advisor may not correctly evaluate the creditworthiness of the company or companies on which the swap is based. Furthermore, when a fund sells protection in a credit default swap, in addition to being subject to investment exposure on its total net assets, the fund is subject to investment exposure on the notional amount of the swap. Some derivatives also involve leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

In order to hedge against adverse movements in currency exchange rates, the funds may enter into forward foreign currency exchange contracts. If the advisor’s or sub-advisor’s forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund’s hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

The funds may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Dollar Roll Transaction Risk.  In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference

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Prospectus – First American Income Funds

More about the Funds

Investment Risks continued

between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the advisor’s ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund’s assets that are subject to market risk, which could increase the volatility of the price of the fund’s shares.

Emerging Markets Risk.  Core Bond Fund, High Income Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in equity securities of emerging markets issuers. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Foreign Security Risk.  Each fund (other than Intermediate Government Bond Fund) may invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

High-Yield Securities Risk.  A significant portion of the portfolio of High Income Bond Fund, and up to 10% of the total assets of Core Bond Fund and Short Term Bond Fund, 10% of the net assets of Inflation Protected Securities Fund, and 20% of the total assets of Total Return Bond Fund, may consist of lower-rated corporate debt obligations, which are commonly referred to as “high-yield” securities or “junk bonds.” Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Income Risk.  Each fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above, or prepaid, see “Mortgage- and Asset-Backed Securities Risk” below), in lower-yielding securities.

Inflation Protected Securities Fund is subject to the risk that, because the interest and/or principal payments on inflation protected securities are adjusted periodically for changes in inflation, the income distributed by the fund may be irregular. In a period of sustained deflation, the inflation protected securities held by the fund, and consequently the fund itself, may not pay any income.

Indexing Methodology Risk.  Interest payments on inflation protected debt securities will vary with the rate of inflation, as measured by a specified index. There can be no assurance that the CPI-U (used as the inflation measure by U.S. Treasury inflation protected securities) or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation protected security does not accurately adjust for inflation, the value of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.

Interest Rate Risk.  Debt securities will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

The effect of interest rate changes on the inflation protected securities held by Inflation Protected Securities Fund will be somewhat different. Interest rates have two components: a “real” interest rate and an increment that reflects investor expectations of future inflation. Because interest rates on inflation protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the values of inflation protected debt securities are expected to change in response to changes in “real” interest rates. Generally, the value of an inflation protected debt security will fall when real interest rates rise and rise when real interest rates fall.

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Prospectus – First American Income Funds

More about the Funds

Investment Risks continued

International Investing Risk.  Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

Currency Risk.  Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

Foreign Securities Market Risk.  Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Foreign Tax Risk.  A fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

Information Risk.  Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Investment Restriction Risk.  Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Political and Economic Risks.  International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.

Liquidity Risk.  Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund, and Total Return Bond Fund are exposed to liquidity risk because of their investment in high-yield securities. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a fund’s performance. Infrequent trading may also lead to greater price volatility.

Mortgage- and Asset-Backed Securities Risk.  Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans, home equity loans, corporate bonds, or commercial loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Tax Consequence of Inflation Adjustments.  Periodic adjustments for inflation to the principal amount of an inflation protected security will give rise to original issue discount, which will be includable in gross income for Inflation Protected Securities Fund. Because the fund is required to distribute its taxable income to avoid corporate level tax, the fund may be required to make annual distributions to shareholders that exceed the cash it receives, which may require the fund to liquidate certain investments when it is not advantageous to do so.

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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Prospectus – First American Income Funds

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $84 billion in assets under management, including investment company assets of more than $67 billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Core Bond Fund	0.43%
High Income Bond Fund	0.52%
Inflation Protected Securities Fund	0.19%
Intermediate Government Bond Fund	0.16%
Intermediate Term Bond Fund	0.44%
Short Term Bond Fund	0.31%
Total Return Bond Fund	0.47%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended June 30, 2010.

In connection with the Transaction, shareholders of each fund will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of Transaction, which is subject to the satisfaction of customary conditions and is currently expected to occur by the end of 2010. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the funds at the later of the closing of the internal restructuring or the closing of the Transaction.

Under the proposed investment advisory agreement with NAM (the “Management Agreement”), NAM will receive a management fee for providing both advisory services and certain administrative services to the funds. Fees payable to NAM under the Management Agreement include breakpoints which are dependent upon both fund and complex-level assets. Assuming asset levels as of June 30, 2010, adjusted to take into account redemptions by the U.S. Bank 401(k) Plan out of certain Funds which are expected to occur prior to closing of the Transaction, the management fee payable to NAM by each fund will be lower than the sum of the advisory fee and administration fee currently payable by such fund to the advisor. However, certain services provided to the funds under the current administration agreement will not be provided to the funds under the proposed Management Agreement and will be delegated to other service providers and paid for by the funds separately from the management fee. Similarly, certain fees paid by the advisor under the current administration agreement will not be paid by NAM under the proposed Management Agreement and will be paid directly by the funds. Immediately following the closing of the Transaction, the net expense ratio of each fund, after voluntary waivers by NAM and excluding any acquired fund fees and expenses, is expected to be the same or lower than the fund’s net expense ratio, after voluntary waivers and excluding any acquired fund fees and expenses, as of June 30, 2010, adjusted (where applicable) to reflect the expected decrease in net assets resulting from the U.S. Bank 401(k) Plan redemptions, assuming the fund’s net assets at the time of closing the Transaction are no lower than their adjusted June 30 level. In addition, NAM has committed to maintain all current expense caps through June 30, 2011.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.25% of the aggregate average daily net assets of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

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Prospectus – First American Income Funds

Fund Management

Investment Advisor continued

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds’ distributor.

Securities Lending Services.  In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of up to 25% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Compensation Paid to Financial Intermediaries — Additional Payments to Financial Intermediaries.”

Portfolio Managers

The portfolio managers primarily responsible for the funds’ management are:

Core Bond Fund.  Chris J. Neuharth, CFA, Senior Fixed-Income Portfolio Manager. Mr. Neuharth has served as the primary portfolio manager of the fund since October 2006 and had previously co-managed the fund since October 2002. Mr. Neuharth entered the financial services industry in 1983 and rejoined FAF Advisors in 2000.

Timothy A. Palmer, CFA, Senior Fixed-Income Portfolio Manager. Mr. Palmer has co-managed the fund since May 2003. He entered the financial services industry in 1986 and joined FAF Advisors in 2003.

Wan-Chong Kung, CFA, Senior Fixed-Income Portfolio Manager. Ms. Kung has co-managed the fund since June 2001. She entered the financial services industry in 1992 and joined FAF Advisors in 1993.

Jeffrey J. Ebert, CFA, Head of Investment Grade Credit Sector Team. Mr. Ebert has co-managed the fund since December 2005. He entered the financial services industry when he joined FAF Advisors in 1991.

High Income Bond Fund.  John T. Fruit, CFA, Senior Fixed-Income Portfolio Manager. Mr. Fruit has served as the primary portfolio manager for the fund since October 2006 and had previously co-managed the fund since November 2005. Mr. Fruit entered the financial services industry in 1988 and joined FAF Advisors in 2001.

Jeffrey T. Schmitz, CFA, Senior Credit Analyst. Mr. Schmitz has co-managed the fund since January 2008. He entered the financial services industry in 1987. Prior to joining FAF Advisors in 2006, Mr. Schmitz worked as a senior credit research analyst at Deephaven Capital Management, as a trading risk manager at Cargill Financial Services, and in various risk oversight roles with the Office of the Comptroller of the Currency.

Inflation Protected Securities Fund.  Wan-Chong Kung has served as the primary portfolio manager for the fund since October 2004. Information on Ms. Kung appears above under “Core Bond Fund.”

Chad W. Kemper, Senior Fixed-Income Trader. Mr. Kemper has co-managed the fund since October 2010. He entered the financial services industry when he joined FAF Advisors in 1999.

Intermediate Government Bond Fund.  Wan-Chong Kung has served as the primary portfolio manager for the fund since November 2002. Information on Ms. Kung appears above under “Core Bond Fund.”

Chris J. Neuharth has co-managed the fund since August 2009. Information on Mr. Neuharth appears above under “Core Bond Fund.”

Jason J. O’Brien, CFA, Fixed-Income Portfolio Manager. Mr. O’Brien has co-managed the fund since August 2009. He entered the financial services industry when he joined FAF Advisors in 1993.

Intermediate Term Bond Fund.  Wan-Chong Kung has served as the primary portfolio manager for the fund since November 2002. Information on Ms. Kung appears above under “Core Bond Fund.”

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Prospectus – First American Income Funds

Fund Management

Portfolio Managers continued

Jeffrey J. Ebert has co-managed the fund since February 2000. Information on Mr. Ebert appears above under “Core Bond Fund.”

Short Term Bond Fund.  Chris J. Neuharth has served as the primary portfolio manager of the fund since March 2004. Information on Mr. Neuharth appears above under “Core Bond Fund.”

Brenda A. Briceno, CFA, Corporate Trader. Ms. Briceno has co-managed the fund since October 2010. She entered the financial services industry when she joined FAF Advisors in 2004.

Peter L. Agrimson, CFA, Associate Trader. Mr. Agrimson has co-managed the fund since October 2010. He began working in the financial services industry in 2005. Prior to joining the firm in 2009, he served as credit analyst at Long Lake Partners, LLC.

Total Return Bond Fund.  Timothy A. Palmer has served as the primary portfolio manager of the fund since May 2005. Information on Mr. Palmer appears above under “Core Bond Fund.”

Jeffrey J. Ebert has co-managed the fund since February 2000. Information on Mr. Ebert appears above under “Core Bond Fund.”

Marie A. Newcome, CFA, Fixed-Income Portfolio Manager. Ms. Newcome has co-managed the fund since October 2010. She entered the financial services industry in 1992 and joined FAF Advisors in 2004.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the funds.

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Prospectus – First American Income Funds

Shareholder Information

Pricing of Fund Shares

You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the SEC.

The funds have authorized certain investment professionals and financial institutions (“financial intermediaries”) to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on the net asset value (NAV) per share next calculated by the funds after your order is received by the funds or an authorized financial intermediary in proper form. Exchanges are also based on the NAV per share next calculated by the fund after your exchange request is received in proper form. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares,” “Redeeming Fund Shares,” or “Exchanging Fund Shares.”

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

Choosing a Share Class

The funds issue their shares two or more classes, as indicated by an “x” in the following table, with each class having a different cost structure. As noted below, only certain eligible investors can purchase Class R and Class Y shares of the funds, whereas Class A and Class C shares (the “Retail Share Classes”) are generally available to investors. You should decide which share class best suits your needs.

Share Class
Fund	A	C	R	Y

Core Bond Fund	x	x	x	x
High Income Bond Fund	x	x	x	x
Inflation Protected Securities Fund	x	x	x	x
Intermediate Government Bond Fund	x	x	x	x
Intermediate Term Bond Fund	x	—	—	x
Short Term Bond Fund	x	x	—	x
Total Return Bond Fund	x	x	x	x

No new or additional investments, including investments through any systematic investment plan, are allowed in Class B shares of the First American funds, except through permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another First American fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in the prospectus. Any dividends or capital gains on Class B shares of a fund will be reinvested in Class B shares of the fund at net asset value, unless you have otherwise chosen to receive distributions in cash. All Class B share attributes remain unchanged, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion feature. Class B shareholders wishing to make additional investments in the funds’ shares are permitted to invest in other classes of the funds, subject to the pricing and eligibility requirements of those classes.

Eligibility to Invest in Class R and Class Y Shares

Class R shares generally are available only to 401(k) plans, 457 plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans (“retirement plans”), and must be held in plan level or omnibus accounts. Class R shares are not available to retail retirement or nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.

Class Y shares generally are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

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Prospectus – First American Income Funds

Shareholder Information

Choosing a Share Class continued

Class Share Overview

	Front-End	Contingent Deferred
	Sales Charge	Sales Charge		Annual 12b-1 Fees
	(FESC)	(CDSC)		(as a % of net assets)

Class A	2.25%-4.25%[1]	None	[2]	0.25%
Class B3	None	5.00%	[4]	1.00%
Class C5	None	1.00%	[6]	1.00%
Class R	None	None		0.50%
Class Y	None	None		None

[1]	The FESC is reduced for larger purchases. See “Determining Your Share Price — Class A Shares” below.

[2]	Class A share investments of $1 million or more ($250,000 or more for Short Term Bond Fund) on which no FESC is paid may be subject to a CDSC of up to 1% (up to 0.60% for Short Term Bond Fund).

[3]	Class B shares automatically convert to Class A shares eight years after purchase, which reduces future annual expenses since Class A shares have lower annual expenses.

[4]	A CDSC of up to 5.00% applies to Class B shares if you redeem shares within six years of purchase. The CDSC declines over the six years as described below under “Determining Your Share Price — Class B Shares.”

[5]	Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

[6]	A 1% CDSC applies if you redeem your Class C shares within 12 months of purchase.

Among the Retail Share Classes, Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class C share orders that would cause your total investment in First American funds Class A, Class B, and Class C shares (not including First American money market funds) to equal or exceed $1 million, using the aggregation principles discussed below under “Determining Your Share Price — Class A Shares — Reducing Your Sales Charge on Class A Shares.” To the extent operationally possible, these orders will be automatically rejected.

Class R or Class Y shares are generally a better choice than a Retail Share Class if you are eligible to purchase these share classes. However, if you intend to hold your shares for a long time, or if you are eligible to invest in Class A shares with a reduced or waived sales charge, Class A may be a better choice than an investment in Class R shares.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The funds do not pay 12b-1 fees on Class Y shares. The 12b-1 fees paid by the funds are designated as distribution fees and/or shareholder servicing fees, as described here.

	Annual 12b-1 Fees
	(as a % of
	average daily net assets)
	Distribution	Shareholder
	Fee	Servicing Fee

Class A1	None	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%
Class Y	None	None

[1]	The distributor has contractually agreed to limit its Class A share 12b-1 fees for Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund to 0.15% of average daily net assets through October 31, 2011. In addition, the advisor has contractually agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.11% of average daily net assets for Total Return Bond Fund.

Because 12b-1 fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

40
Prospectus – First American Income Funds

Shareholder Information

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following share class information separately on the website.

Class A Shares

Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The sales charge you pay may differ slightly from the amount set forth below because of rounding that occurs in the calculation used to determine your sales charge.

Core Bond Fund
High Income Bond Fund
Inflation Protected Securities Fund
Total Return Bond Fund

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	4.25%	4.44%
$50,000 - $99,999	4.00%	4.17%
$100,000 - $249,999	3.50%	3.63%
$250,000 - $499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1 million and over	0.00%	0.00%

Intermediate Government Bond Fund
Intermediate Term Bond Fund

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	2.25%	2.30%
$50,000 - $99,999	2.00%	2.04%
$100,000 - $249,999	1.75%	1.78%
$250,000 - $499,999	1.25%	1.27%
$500,000 - $999,999	1.00%	1.01%
$1 million and over	0.00%	0.00%

Short Term Bond Fund

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	2.25%	2.30%
$50,000 — $99,999	2.00%	2.04%
$100,000 — $249,999	1.25%	1.27%
$250,000 and over	0.00%	0.00%

Reducing Your Sales Charge on Class A Shares.  As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as follows.

Prior Purchases.  Prior purchases of Class A, Class B, and Class C shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let’s say you’re making a $10,000 investment and you already own other First American fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net

41
Prospectus – First American Income Funds

Shareholder Information

Determining Your Share Price continued

asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares’ purchase price.

Purchases by Related Accounts.  Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American fund (except a money market fund) also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.

Letter of Intent.  If you plan to make an aggregate investment of $50,000 or more over a 13-month period in Class A or Class C shares of one or more First American funds, other than the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a CDSC of up to 1% (up to 0.60% for Short Term Bond Fund). See “Class A Share Investments of Over $1 Million” below.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your financial intermediary, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.

You should provide your financial intermediary with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:

•	All of your accounts at your financial intermediary.
•	All of your accounts at any other financial intermediary.
•	All accounts of any related party (such as a spouse or dependent child) held with any financial intermediary.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your financial intermediary may have this information.

More information on these ways to reduce your sales charge appears in the SAI.

Purchasing Class A Shares Without a Sales Charge.  The following persons may purchase a fund’s Class A shares at net asset value without a sales charge:

•	Directors, full-time employees and retirees of the advisor and its affiliates.
•	Current and retired officers and directors of the funds.
•	Full-time employees of any broker-dealer authorized to sell fund shares.
•	Full-time employees of the fund’s counsel.
•	Members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).
•	Persons who purchase the funds through “one-stop” mutual fund networks through which the funds are made available.
•	Persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.
•	Trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.
•	Group retirement and employee benefit plans.

In addition, persons who hold shares of a First American money market fund acquired pursuant to a prior arrangement under which the money market fund had served as a cash investment option for another mutual fund family may exchange those shares (including shares representing reinvested dividends) for Class A shares at net asset value without a sales charge.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.

Reinvesting After a Redemption.  If you redeem Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your financial intermediary.

Class A Share Investments of Over $1 Million.  There is no initial sales charge on Class A share purchases of $250,000 or more for Short Term Bond Fund and $1 million or more for each other fund (including purchases that reach such levels as a result of aggregating prior purchases and purchases by related accounts). However, your financial intermediary may receive a commission of up to 1% (up to 0.60% for Short Term Bond Fund) on your purchase. If such a commission is paid, you will be assessed a CDSC of up to 1% (up to 0.60% for Short Term Bond Fund) if you sell your shares within 18 months. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. To find out whether you will be assessed a CDSC, ask your financial intermediary.

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The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class A shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Class B Shares

No new or additional investments are allowed in Class B shares of the First American funds, except in connection with permitted exchanges or the reinvestment of dividends or capital gains distributions on Class B shares. See “Choosing a Share Class” above.

Class B shares could previously be purchased at their net asset value — there was no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a CDSC, as reflected in the following table.

CDSC as a % of the
Year Since Purchase	Value of Your Shares

First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh	0.00%
Eighth	0.00%

The CDSC you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your CDSC.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class B shares that are not subject to a CDSC will be redeemed first; other Class B shares will then be redeemed in an order that minimizes your CDSC. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

Class C Shares

Your purchase price for Class C shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class C shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

Retirement Plan Availability of Class C Shares.  Class C shares are available to individual plans and certain smaller group plans, such as SIMPLE, SEP, and Solo 401(k) plans. Class C shares are not available to certain employer-sponsored plans, such as 401(k), employer-sponsored 403(b), money purchase and profit sharing plans, except for those plans invested in Class C shares of the First American funds prior to July 20, 2007.

Waiving Contingent Deferred Sales Charges

CDSCs on Class A, Class B, and Class C share redemptions will be waived for:

•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an IRA or other retirement plan to a shareholder who has reached the age of 70 1/2.

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•	Redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.
•	Redemptions required as a result of over-contribution to an IRA plan.

Class R and Class Y Shares

Your purchase price for Class R and Class Y shares is their net asset value. These share classes do not have a front-end sales charge or a CDSC.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Purchasing Class A and Class C Shares

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500. The minimum additional investment is $100.

The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

By Phone.  You can purchase shares by calling your financial intermediary, if it has a sales agreement with the funds’ distributor. Once the initial minimum investment has been made, you can also place purchase orders in amounts equal to or greater than the minimum additional investment amount by calling Investor Services at 800 677-3863. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.

By Wire.  You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV, or public offering price as applicable based on your share class, calculated after the funds’ custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-3863. You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.  After you have established an account, you may add to your investment on a regular basis:

•	by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in additional shares of the fund, or
•	through automatic monthly exchanges into the fund from another First American fund of the same class.

You may apply for participation in either of these programs through your financial intermediary or by calling Investor Services at 800 677-3863.

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Purchasing Class R Shares

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any financial intermediary or plan administrator authorized to sell the funds’ shares. Participants in retirement plans generally must contact the plan’s administrator to purchase shares.

Share purchases by eligible retirement plans are generally made by wire transfer. You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders from a retirement plan or participant in the plan must be received by the financial intermediary or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased at that day’s price, the funds must receive the purchase order from the financial intermediary or plan administrator by 3:00 p.m. Central time. It is the responsibility of the financial intermediary or plan administrator to promptly transmit orders to the funds.

Purchasing Class Y Shares

You may purchase Class Y shares by calling your financial intermediary. When purchasing shares, payment must generally be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed. The funds reserve the right to impose minimum investment amounts on clients of financial intermediaries that charge the funds or the advisor transaction or recordkeeping fees.

By Systematic Investment Plan.  You may add to your investment on a regular, automatic basis through a systematic investment plan. You may apply for participation in this program through your financial intermediary.

Redeeming Fund Shares

Redeeming Class A, Class B, and Class C Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through a financial intermediary, simply call them to redeem your shares.

If you did not purchase shares through a financial intermediary, you may redeem your shares by calling Investor Services at 800 677-3863. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within two to three business days. The First American funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.    To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.

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•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire.  You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank’s name and a voided check or pre-printed savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Redeeming Class R Shares

Participants in retirement plans generally must contact the plan’s administrator to redeem Class R shares. Redemption requests from a retirement plan or participant in the plan must be received by the financial intermediary or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be sold at that day’s price, the funds must receive the redemption request from the financial intermediary or plan administrator by 3:00 p.m. Central time. It is the responsibility of the financial intermediary or plan administrator to promptly transmit orders to the funds.

If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

Redeeming Class Y Shares

You may redeem Class Y shares by calling your financial intermediary. If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

By Systematic Withdrawal Plan.  You may redeem a specific dollar amount from your account, on a regular, automatic basis through a systematic withdrawal plan. You may apply for participation in this program through your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Exchanging Fund Shares

Exchanging Class A, Class B, and Class C Shares

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. If you want to exchange into a fund you do not currently own, your initial purchase of the fund’s shares, whether by exchange or otherwise, must satisfy the fund’s minimum initial investment requirement.

Generally, you may exchange your shares only for the same class of shares of the other fund, with certain exceptions, including:

•	You may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to purchase Class Y shares.
•	If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

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Exchanging Fund Shares continued

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Short-Term Trading of Fund Shares” below.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your financial intermediary or by calling the funds directly at 800 677-3863.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Class A, Class B, and Class C Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may add to your investment on a regular basis through automatic monthly exchanges of one First American fund into another First American fund of the same class. You may apply for participation in this program through your financial intermediary or by calling Investor Services at 800 677-3863.

Exchanging Class R Shares

If you are a plan participant and your investment goals or your financial needs change, you may exchange your Class R shares for Class R shares of another First American fund offered through your retirement plan. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.

To exchange your shares, call your financial intermediary or plan administrator. In order for your shares to be exchanged the same day, you must call your financial intermediary or plan administrator by the time specified by that institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial intermediary or plan administrator to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Short-Term Trading of Fund Shares” below.

Exchanging Class Y Shares

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to purchase Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial intermediary. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Short-Term Trading of Fund Shares” below.

By Systematic Exchange Plan.  You may move from one First American fund to another First American fund of the same class on a regular basis through automatic monthly exchanges. You may apply for participation in this program through your financial intermediary.

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Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAVs as of 3:00 p.m. Central time every day the New York Stock Exchange is open. The funds do not calculate their NAVs on national holidays, or any other days, on which the NYSE is closed for trading.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

Investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds’ board of directors. These independent pricing services also provide security valuations for certain other investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds’ board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there is no current market value quotation; and
•	Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Short-Term Trading of Fund Shares

The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds’ board of directors has adopted policies and procedures designed to detect and deter short-term trading in the funds’ shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds’ shares in violation of these policies.

Risks Associated with Short-Term Trading.  Short-term trading in a fund’s shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund’s portfolio, increase the fund’s transaction costs, administrative costs and taxes, and/or impact the fund’s performance.

In addition, the nature of a fund’s portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as “arbitrage market timing,” and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.  The funds’ advisor monitors trading in fund shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to

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Additional Information on Purchasing, Redeeming and Exchanging Fund Shares continued

revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor’s trading history in any of the First American funds, in non-First American mutual funds, or in accounts under a person’s common ownership or control.

Certain transactions are not subject to the funds’ short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio rebalancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.

Fund shares are frequently held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds generally seek to apply their short-term trading policies and procedures to these omnibus account arrangements, and monitor trading activity at the omnibus account level to attempt to identify disruptive trades. Under agreements that the funds (or the funds’ distributor) have entered into with intermediaries, the funds may request transaction information from intermediaries at any time in order to determine whether there has been short-term trading by the intermediaries’ customers. The funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the intermediary take appropriate action to curtail the activity. If the intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the funds’ policies and procedures. If you purchase or sell fund shares through an intermediary, you should contact them to determine whether they impose different requirements or restrictions.

Telephone Transactions

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.

Once a telephone transaction has been placed, it generally cannot be canceled or modified.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Accounts with Low Balances

Each fund reserves the right to liquidate or assess a low balance account fee to any account holding a balance that is less than the account balance minimum of $1,000 for any reason, including market fluctuation.

If a fund elects to liquidate or assess a low balance account fee, then annually, on or about the second Wednesday of August, the fund will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance account fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy.

Redemption in Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, if you redeem more than $250,000 of a fund’s assets within a 30-day period, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities from the fund’s portfolio instead of cash. The advisor will value these securities in accordance with the pricing methods employed to calculate the fund’s net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.

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Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. Any capital gains are distributed at least once each year. Generally, you will begin to earn dividends on the next business day after the fund receives your payment and will continue to earn dividends through the business day immediately preceding the day the fund pays your redemption proceeds.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-3863. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions

Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund’s net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income and that the distributions will not be treated as “qualified dividends” that are taxed at the same rates as long-term capital gains. Unless applicable tax provisions are extended, the current 15% maximum tax rate applicable to capital gains and the favorable treatment of “qualified dividend” income are scheduled to expire after 2010.

Taxes on Transactions

The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income. Unless applicable tax provisions are extended, the current 15% maximum tax rate applicable to capital gains is scheduled to expire after 2010.

If, in redemption of his or her shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Considerations for Retirement Plan Clients

A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations.

More information about tax considerations that may affect the funds and their shareholders appears in the funds’ SAI.

Compensation Paid to Financial Intermediaries

The funds’ distributor receives any front-end sales charge or CDSC that you pay and any 12b-1 fees paid by the funds. From this revenue, the distributor will pay financial intermediaries for the services they provide. The funds’ advisor and/or distributor may make additional payments to intermediaries from their own assets, as described below under “Additional Payments to Financial Intermediaries.”

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Prospectus – First American Income Funds

Shareholder Information

Compensation Paid to Financial Intermediaries continued

Sales Charge Reallowance

The distributor pays (or “reallows”) a portion of the front-end sales charge on Class A shares to your financial intermediary, as follows:

Core Bond Fund
High Income Bond Fund
Inflation Protected Securities Fund
Total Return Bond Fund

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	4.00%
$50,000 - $99,999	3.75%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.25%
$500,000 - $999,999	1.75%
$1 million and over	0.00%

Intermediate Government Bond Fund
Intermediate Term Bond Fund

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	2.00%
$50,000 - $99,999	1.75%
$100,000 - $249,999	1.50%
$250,000 - $499,999	1.00%
$500,000 - $999,999	0.75%
$1 million and over	0.00%

Short Term Bond Fund

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	2.00%
$50,000 - $99,999	1.75%
$100,000 - $249,999	1.00%
$250,000 and over	0.00%

Sales Commissions

There is no initial sales charge on Class A share purchases of $250,000 or more for Short Term Bond Fund and $1 million or more for each other fund. However, your financial intermediary may receive a commission of up to 1% (up to 0.60% for Short Term Bond Fund) on your purchase. Although you pay no front-end sales charge when you buy Class C shares, the funds’ distributor pays a sales commission of 1% of the amount invested to intermediaries selling Class C shares.

12b-1 Fees

The funds’ distributor uses the 12b-1 shareholder servicing fee to compensate financial intermediaries for administrative services performed on behalf of the intermediaries’ customers. These intermediaries receive shareholder servicing fees of up to 0.25% (0.15% for Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund) of a fund’s Class A, Class B, Class C, and Class R share average daily net assets attributable to shares sold through them. For Class A and Class R shares, the distributor begins to pay shareholder

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Prospectus – First American Income Funds

Shareholder Information

Compensation Paid to Financial Intermediaries continued

servicing fees to these intermediaries immediately after you purchase shares. For Class B and Class C shares, the distributor begins to pay shareholder servicing fees to these intermediaries one year after you purchase shares, but only if you continue to hold the shares at that time.

The funds’ distributor uses the 12b-1 distribution fee to compensate financial intermediaries for the sale of fund shares to their customers. The funds’ distributor pays intermediaries that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds’ distributor pays intermediaries that sell Class R shares a 0.25% annual distribution fee beginning immediately after you purchase shares. The funds’ distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to intermediaries that sold Class B shares.

In all cases, intermediaries continue to receive 12b-1 fees for as long as you hold fund shares.

Additional Payments to Financial Intermediaries

The advisor and/or the distributor may pay additional compensation to financial intermediaries out of their own resources to selected intermediaries for the purposes of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. The amounts of these payments could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the advisor and/or the distributor preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the intermediary sells or may sell; the value of the assets invested in the First American funds by the intermediary’s customers; the type and nature of services or support furnished by the intermediary; and/or other measures as determined from time to time by the advisor and/or distributor. Such payments are generally asset based but also may include the payment of a lump sum for services provided. In addition, the advisor and/or the distributor may make payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in fund shares), operational charges, literature printing and/or distribution costs, and networking fees.

The advisor and/or distributor may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask your financial intermediary for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your intermediary provides, as well as about fees and/or commissions your intermediary charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the report of independent registered public accounting firm. In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares, but some transactions, such as systematic purchases and dividend reinvestments, are reported on your account statement. Generally, the funds do not send statements for shares held in a brokerage account or to individuals who have their shares held in an omnibus account, such as retirement plan participants. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-3863.

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Prospectus – First American Income Funds

Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Core Bond Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$10.04	$10.86	$10.79	$10.71	$11.15	$11.27

Investment Operations:
Net Investment Income	0.51	0.61	0.51	0.47	0.33	0.40
Realized and Unrealized Gains (Losses) on Investments	1.18	(0.81)	0.05	0.09	(0.37)	(0.09)

Total From Investment Operations	1.69	(0.20)	0.56	0.56	(0.04)	0.31

Less Distributions:
Dividends (from net investment income)	(0.51)	(0.62)	(0.49)	(0.48)	(0.33)	(0.42)
Distributions (from net realized gains)	—	—	—	—	(0.07)	(0.01)

Total Distributions	(0.51)	(0.62)	(0.49)	(0.48)	(0.40)	(0.43)

Net Asset Value, End of Period	$11.22	$10.04	$10.86	$10.79	$10.71	$11.15

Total Return[3]	17.11%	(1.37)%	5.24%	5.26%	(0.34)%	2.75%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$93,374	$82,373	$94,571	$102,723	$134,845	$161,410
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	4.65%	6.34%	4.63%	4.25%	3.98%	3.51%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.02%	1.02%	1.01%	1.01%	1.03%	1.05%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.58%	6.27%	4.57%	4.19%	3.90%	3.41%
Portfolio Turnover Rate	83%	160%	131%	137%	139%	208%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Core Bond Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class B Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.95	$10.77	$10.70	$10.63	$11.07	$11.19

Investment Operations:
Net Investment Income	0.43	0.54	0.42	0.38	0.26	0.31
Realized and Unrealized Gains (Losses) on Investments	1.17	(0.81)	0.06	0.09	(0.36)	(0.09)

Total From Investment Operations	1.60	(0.27)	0.48	0.47	(0.10)	0.22

Less Distributions:
Dividends (from net investment income)	(0.43)	(0.55)	(0.41)	(0.40)	(0.27)	(0.33)
Distributions (from net realized gains)	—	—	—	—	(0.07)	(0.01)

Total Distributions	(0.43)	(0.55)	(0.41)	(0.40)	(0.34)	(0.34)

Net Asset Value, End of Period	$11.12	$9.95	$10.77	$10.70	$10.63	$11.07

Total Return[3]	16.31%	(2.12)%	4.50%	4.41%	(0.91)%	2.00%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,607	$5,780	$7,733	$9,634	$13,819	$17,078
Ratio of Expenses to Average Net Assets	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of Net Investment Income to Average Net Assets	3.97%	5.59%	3.87%	3.50%	3.23%	2.76%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.77%	1.77%	1.76%	1.76%	1.78%	1.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.90%	5.52%	3.81%	3.44%	3.15%	2.66%
Portfolio Turnover Rate	83%	160%	131%	137%	139%	208%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$10.00	$10.83	$10.75	$10.67	$11.12	$11.24

Investment Operations:
Net Investment Income	0.42	0.54	0.43	0.38	0.26	0.31
Realized and Unrealized Gains (Losses) on Investments	1.19	(0.82)	0.06	0.10	(0.37)	(0.09)

Total From Investment Operations	1.61	(0.28)	0.49	0.48	(0.11)	0.22

Less Distributions:
Dividends (from net investment income)	(0.43)	(0.55)	(0.41)	(0.40)	(0.27)	(0.33)
Distributions (from net realized gains)	—	—	—	—	(0.07)	(0.01)

Total Distributions	(0.43)	(0.55)	(0.41)	(0.40)	(0.34)	(0.34)

Net Asset Value, End of Period	$11.18	$10.00	$10.83	$10.75	$10.67	$11.12

Total Return[3]	16.32%	(2.21)%	4.57%	4.48%	(1.01)%	1.99%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,796	$3,693	$4,383	$4,567	$5,183	$7,266
Ratio of Expenses to Average Net Assets	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of Net Investment Income to Average Net Assets	3.91%	5.59%	3.89%	3.50%	3.22%	2.76%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.77%	1.77%	1.76%	1.76%	1.78%	1.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.84%	5.52%	3.83%	3.44%	3.14%	2.66%
Portfolio Turnover Rate	83%	160%	131%	137%	139%	208%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Core Bond Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class R Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$10.09	$10.89	$10.81	$10.73	$11.17	$11.30

Investment Operations:
Net Investment Income	0.48	0.59	0.49	0.44	0.31	0.38
Realized and Unrealized Gains (Losses) on Investments	1.19	(0.79)	0.05	0.09	(0.36)	(0.10)

Total From Investment Operations	1.67	(0.20)	0.54	0.53	(0.05)	0.28

Less Distributions:
Dividends (from net investment income)	(0.49)	(0.60)	(0.46)	(0.45)	(0.32)	(0.40)
Distributions (from net realized gains)	—	—	—	—	(0.07)	(0.01)

Total Distributions	(0.49)	(0.60)	(0.46)	(0.45)	(0.39)	(0.41)

Net Asset Value, End of Period	$11.27	$10.09	$10.89	$10.81	$10.73	$11.17

Total Return[3]	16.74%	(1.43)%	5.06%	4.99%	(0.51)%	2.51%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$379	$406	$289	$65	$34	$16
Ratio of Expenses to Average Net Assets	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	4.42%	6.11%	4.42%	4.01%	3.77%	3.37%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.27%	1.27%	1.26%	1.29%	1.43%	1.45%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.35%	6.04%	4.36%	3.92%	3.54%	3.12%
Portfolio Turnover Rate	83%	160%	131%	137%	139%	208%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Total return would have been lower had certain expenses not been waived.

55
Prospectus – First American Income Funds

Financial Highlights
Core Bond Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$10.03	$10.86	$10.78	$10.70	$11.15	$11.27

Investment Operations:
Net Investment Income	0.54	0.64	0.54	0.49	0.35	0.42
Realized and Unrealized Gains (Losses) on Investments	1.18	(0.82)	0.06	0.10	(0.38)	(0.08)

Total From Investment Operations	1.72	(0.18)	0.60	0.59	(0.03)	0.34

Less Distributions:
Dividends (from net investment income)	(0.54)	(0.65)	(0.52)	(0.51)	(0.35)	(0.45)
Distributions (from net realized gains)	—	—	—	—	(0.07)	(0.01)

Total Distributions	(0.54)	(0.65)	(0.52)	(0.51)	(0.42)	(0.46)

Net Asset Value, End of Period	$11.21	$10.03	$10.86	$10.78	$10.70	$11.15

Total Return[3]	17.42%	(1.22)%	5.60%	5.53%	(0.24)%	3.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,179,453	$1,279,489	$1,468,599	$1,530,750	$1,680,105	$1,725,850
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	4.93%	6.57%	4.88%	4.50%	4.24%	3.77%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.77%	0.77%	0.76%	0.76%	0.78%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.86%	6.50%	4.82%	4.44%	4.16%	3.67%
Portfolio Turnover Rate	83%	160%	131%	137%	139%	208%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
High Income Bond Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.15	$8.65	$9.61	$9.22	$9.41	$9.45

Investment Operations:
Net Investment Income	0.67	0.73	0.71	0.65	0.49	0.66
Realized and Unrealized Gains (Losses) on Investments	1.12	(1.47)	(0.97)	0.38	(0.20)	(0.04)

Total From Investment Operations	1.79	(0.74)	(0.26)	1.03	0.29	0.62

Less Distributions:
Dividends (from net investment income)	(0.66)	(0.76)	(0.70)	(0.64)	(0.48)	(0.66)

Total Distributions	(0.66)	(0.76)	(0.70)	(0.64)	(0.48)	(0.66)

Net Asset Value, End of Period	$8.28	$7.15	$8.65	$9.61	$9.22	$9.41

Total Return[3]	25.47%	(7.26)%	(2.84)%	11.46%	3.14%	6.74%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$29,532	$25,696	$24,420	$28,932	$29,573	$34,144
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%	1.02%
Ratio of Net Investment Income to Average Net Assets	8.12%	10.79%	7.74%	6.74%	6.94%	6.88%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.29%	1.36%	1.31%	1.30%	1.29%	1.27%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	7.93%	10.53%	7.53%	6.54%	6.75%	6.63%
Portfolio Turnover Rate	132%	108%	100%	101%	68%	77%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class B Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.11	$8.61	$9.57	$9.18	$9.37	$9.41

Investment Operations:
Net Investment Income	0.60	0.68	0.63	0.57	0.43	0.58
Realized and Unrealized Gains (Losses) on Investments	1.12	(1.47)	(0.96)	0.39	(0.19)	(0.03)

Total From Investment Operations	1.72	(0.79)	(0.33)	0.96	0.24	0.55

Less Distributions:
Dividends (from net investment income)	(0.60)	(0.71)	(0.63)	(0.57)	(0.43)	(0.59)

Total Distributions	(0.60)	(0.71)	(0.63)	(0.57)	(0.43)	(0.59)

Net Asset Value, End of Period	$8.23	$7.11	$8.61	$9.57	$9.18	$9.37

Total Return[3]	24.56%	(7.99)%	(3.57)%	10.67%	2.57%	5.97%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,628	$2,157	$3,496	$4,814	$5,988	$7,191
Ratio of Expenses to Average Net Assets	1.85%	1.85%	1.85%	1.85%	1.85%	1.77%
Ratio of Net Investment Income to Average Net Assets	7.47%	9.92%	6.97%	6.00%	6.19%	6.13%
Ratio of Expenses to Average Net Assets (excluding waivers)	2.04%	2.11%	2.06%	2.05%	2.04%	2.02%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	7.28%	9.66%	6.76%	5.80%	6.00%	5.88%
Portfolio Turnover Rate	132%	108%	100%	101%	68%	77%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
High Income Bond Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.12	$8.62	$9.58	$9.19	$9.38	$9.42

Investment Operations:
Net Investment Income	0.60	0.68	0.63	0.57	0.43	0.58
Realized and Unrealized Gains (Losses) on Investments	1.13	(1.47)	(0.96)	0.39	(0.19)	(0.03)

Total From Investment Operations	1.73	(0.79)	(0.33)	0.96	0.24	0.55

Less Distributions:
Dividends (from net investment income)	(0.60)	(0.71)	(0.63)	(0.57)	(0.43)	(0.59)

Total Distributions	(0.60)	(0.71)	(0.63)	(0.57)	(0.43)	(0.59)

Net Asset Value, End of Period	$8.25	$7.12	$8.62	$9.58	$9.19	$9.38

Total Return[3]	24.67%	(7.98)%	(3.57)%	10.66%	2.56%	5.96%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$6,969	$5,038	$6,490	$8,522	$9,873	$13,403
Ratio of Expenses to Average Net Assets	1.85%	1.85%	1.85%	1.85%	1.85%	1.77%
Ratio of Net Investment Income to Average Net Assets	7.41%	9.98%	6.97%	5.98%	6.19%	6.13%
Ratio of Expenses to Average Net Assets (excluding waivers)	2.04%	2.11%	2.06%	2.05%	2.04%	2.02%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	7.22%	9.72%	6.76%	5.78%	6.00%	5.88%
Portfolio Turnover Rate	1.32%	108%	100%	101%	68%	77%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class R Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.28	$8.79	$9.75	$9.35	$9.53	$9.60

Investment Operations:
Net Investment Income	0.66	0.73	0.69	0.62	0.49	0.62
Realized and Unrealized Gains (Losses) on Investments	1.14	(1.49)	(0.98)	0.40	(0.20)	(0.04)

Total From Investment Operations	1.80	(0.76)	(0.29)	1.02	0.29	0.58

Less Distributions:
Dividends (from net investment income)	(0.64)	(0.75)	(0.67)	(0.62)	(0.47)	(0.65)

Total Distributions	(0.64)	(0.75)	(0.67)	(0.62)	(0.47)	(0.65)

Net Asset Value, End of Period	$8.44	$7.28	$8.79	$9.75	$9.35	$9.53

Total Return[3]	25.12%	(7.49)%	(3.04)%	11.12%	3.09%	6.23%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$343	$265	$185	$186	$73	$4
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%	1.35%	1.33%
Ratio of Net Investment Income to Average Net Assets	7.92%	10.72%	7.37%	6.38%	6.82%	6.31%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.54%	1.61%	1.56%	1.56%	1.69%	1.73%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	7.73%	10.46%	7.16%	6.17%	6.48%	5.91%
Portfolio Turnover Rate	132%	108%	100%	101%	68%	77%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Total return would have been lower had certain expenses not been waived.

58
Prospectus – First American Income Funds

Financial Highlights
High Income Bond Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.16	$8.66	$9.62	$9.23	$9.42	$9.46

Investment Operations:
Net Investment Income	0.69	0.75	0.73	0.67	0.51	0.68
Realized and Unrealized Gains (Losses) on Investments	1.12	(1.47)	(0.97)	0.39	(0.20)	(0.03)

Total From Investment Operations	1.81	(0.72)	(0.24)	1.06	0.31	0.65

Less Distributions:
Dividends (from net investment income)	(0.68)	(0.78)	(0.72)	(0.67)	(0.50)	(0.69)

Total Distributions	(0.68)	(0.78)	(0.72)	(0.67)	(0.50)	(0.69)

Net Asset Value, End of Period	$8.29	$7.16	$8.66	$9.62	$9.23	$9.42

Total Return[3]	25.75%	(7.01)%	(2.59)%	11.73%	3.34%	7.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$350,066	$182,051	$204,164	$232,998	$205,382	$207,610
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.85%	0.77%
Ratio of Net Investment Income to Average Net Assets	8.38%	10.93%	7.99%	6.98%	7.19%	7.13%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.04%	1.11%	1.06%	1.05%	1.04%	1.02%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	8.19%	10.67%	7.78%	6.78%	7.00%	6.88%
Portfolio Turnover Rate	132%	108%	100%	101%	68%	77%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Total return would have been lower had certain expenses not been waived.

59
Prospectus – First American Income Funds

Financial Highlights
Inflation Protected Securities Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1,3]

Per Share Data
Net Asset Value, Beginning of Period	$9.59	$10.20	$9.43	$9.54	$10.12	$10.00

Investment Operations:
Net Investment Income	0.28	0.14	0.54	0.39	0.38	0.51
Realized and Unrealized Losses on Investments	0.73	(0.37)	0.76	(0.16)	(0.55)	(0.02)

Total From Investment Operations	1.01	(0.23)	1.30	0.23	(0.17)	0.49

Less Distributions:
Dividends (from net investment income)	(0.27)	(0.26)	(0.53)	(0.34)	(0.40)	(0.37)
Distributions (from net realized gains)	—	—	—	—	(0.01)	—
Distribution (from return of capital)	—	(0.12)	—	—	—	—

Total Distributions	(0.27)	(0.38)	(0.53)	(0.34)	(0.41)	(0.37)

Net Asset Value, End of Period	$10.33	$9.59	$10.20	$9.43	$9.54	$10.12

Total Return[4]	10.62%	(2.18)%	14.01%	2.41%	(1.69)%	4.93%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$7,894	$5,439	$3,294	$2,712	$5,042	$6,917
Ratio of Expenses to Average Net Assets	0.84%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.77%	1.52%	5.40%	4.09%	5.20%	5.04%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.15%	1.10%	1.08%	1.06%	1.08%	1.09%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.46%	1.27%	5.17%	3.88%	4.97%	4.80%
Portfolio Turnover Rate	72%	24%	71%	90%	85%	23%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Commenced operations on October 1, 2004. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1,3]

Per Share Data
Net Asset Value, Beginning of Period	$9.53	$10.18	$9.41	$9.53	$10.11	$10.00

Investment Operations:
Net Investment Income	0.18	0.11	0.48	0.33	0.31	0.40
Realized and Unrealized Gains on Investments	0.75	(0.43)	0.75	(0.18)	(0.53)	0.02

Total From Investment Operations	0.93	(0.32)	1.23	0.15	(0.22)	0.42

Less Distributions:
Dividends (from net investment income)	(0.22)	(0.21)	(0.46)	(0.27)	(0.35)	(0.31)
Distributions (from net realized gains)	—	—	—	—	(0.01)	—
Distribution (from return of capital)	—	(0.12)	—	—	—	—

Total Distributions	(0.22)	(0.33)	(0.46)	(0.27)	(0.36)	(0.31)

Net Asset Value, End of Period	$10.24	$9.53	$10.18	$9.41	$9.53	$10.11

Total Return[4]	9.76%	(3.03)%	13.20%	1.53	(2.26)%	4.18%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$6,673	$1,406	$365	$348	$552	$855
Ratio of Expenses to Average Net Assets	1.60%	1.59%	1.60%	1.60%	1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.19%	4.82%	3.44%	4.29%	3.98%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.91%	1.84%	1.83%	1.81%	1.83%	1.84%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.47%	0.94%	4.59%	3.23%	4.06%	3.74%
Portfolio Turnover Rate	72%	24%	71%	90%	85%	23%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Commenced operations on October 1, 2004. All ratios for the period ended have been annualized, except total return and portfolio turnover.
[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

60
Prospectus – First American Income Funds

Financial Highlights
Inflation Protected Securities Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class R Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2001[1,3]

Per Share Data
Net Asset Value, Beginning of Period	$9.58	$10.20	$9.43	$9.55	$10.13	$10.00

Investment Operations:
Net Investment Income	0.26	0.13	0.52	0.33	0.38	0.43
Realized and Unrealized Gains on Investments	0.72	(0.39)	0.75	(0.13)	(0.56)	0.05

Total From Investment Operations	0.98	(0.26)	1.27	0.20	(0.18)	0.48

Less Distributions:
Dividends (from net investment income)	(0.25)	(0.24)	(0.50)	(0.32)	(0.39)	(0.35)
Distributions (from net realized gains)	—	—	—	—	(0.01)	—
Distributions (from return of capital)	—	(0.12)	—	—	—	—

Total Distributions	(0.25)	(0.36)	(0.50)	(0.32)	(0.40)	(0.35)

Net Asset Value, End of Period	$10.31	$9.58	$10.20	$9.43	$9.55	$10.13

Total Return[4]	10.32%	(2.43)%	13.73%	2.09%	(1.80)%	4.81%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,332	$1,262	$1,175	$822	$1	$1
Ratio of Expenses to Average Net Assets	1.09%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	2.64%	1.34%	5.21%	3.45%	5.17%	4.22%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.40%	1.35%	1.33%	1.31%	1.48%	1.49%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.33%	1.09%	4.98%	3.24%	4.79%	3.83%
Portfolio Turnover Rate	72%	24%	71%	90%	85%	23%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Commenced operations on October 1, 2004. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1,3]

Per Share Data
Net Asset Value, Beginning of Period	$9.59	$10.20	$9.43	$9.55	$10.13	$10.00

Investment Operations:
Net Investment Income	0.33	0.23	0.56	0.40	0.42	0.51
Realized and Unrealized Gains on Investments	0.71	(0.45)	0.76	(0.16)	(0.57)	0.01

Total From Investment Operations	1.04	(0.22)	1.32	0.24	(0.15)	0.52

Less Distributions:
Dividends (from net investment income)	(0.29)	(0.27)	(0.55)	(0.36)	(0.42)	(0.39)
Distributions (from net realized gains)	—	—	—	—	(0.01)	—
Distributions (from return of capital)	—	(0.12)	—	—	—	—

Total Distributions	(0.29)	(0.39)	(0.55)	(0.36)	(0.43)	(0.39)

Net Asset Value, End of Period	$10.34	$9.59	$10.20	$9.43	$9.55	$10.13

Total Return[4]	10.92%	(2.03)%	14.29%	2.56%	(1.50)%	5.24%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$156,983	$167,501	$278,749	$273,312	$317,977	$269,412
Ratio of Expenses to Average Net Assets	0.59%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.27%	2.48%	5.64%	4.21%	5.73%	5.05%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.90%	0.85%	0.83%	0.81%	0.83%	0.84%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.96%	2.23%	5.41%	4.00%	5.50%	4.81%
Portfolio Turnover Rate	72%	24%	71%	90%	85%	23%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Commenced operations on October 1, 2004. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	Total return would have been lower had certain expenses not been waived.

61
Prospectus – First American Income Funds

Financial Highlights
Intermediate Government Bond Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$8.67	$8.42	$8.00	$7.99	$8.26	$8.82

Investment Operations:
Net Investment Income	0.20	0.19	0.28	0.31	0.22	0.27
Realized and Unrealized Gains (Losses) on Investments	0.27	0.25	0.43	0.06	(0.22)	(0.15)

Total From Investment Operations	0.47	0.44	0.71	0.37	0.00	0.12

Less Distributions:
Dividends (from net investment income)	(0.20)	(0.19)	(0.29)	(0.33)	(0.22)	(0.28)
Distributions (from net realized gains)	(0.17)	—	—	—	(0.05)	(0.40)
Distributions (from return of capital)	— [3]	—	—	(0.03)	—	—

Total Distributions	(0.37)	(0.19)	(0.29)	(0.36)	(0.27)	(0.68)

Net Asset Value, End of Period	$8.77	$8.67	$8.42	$8.00	$7.99	$8.26

Total Return[4]	5.50%	5.30%	8.90%	4.68%	0.06%	1.40%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$19,003	$10,496	$6,504	$1,619	$1,689	$1,970
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.22%	3.32%	3.80%	3.56%	3.21%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.19%	1.15%	1.33%	1.46%	1.26%	1.09%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.89%	1.82%	2.74%	3.09%	3.05%	2.87%
Portfolio Turnover Rate	105%	133%	118%	84%	70%	161%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 and June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Includes a tax return of capital of less than $0.01.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Fiscal period
ended
June 30,
Class C Shares	2010[1,2]

Per Share Data
Net Asset Value, Beginning of Period	$8.76

Investment Operations:
Net Investment Income	0.09
Realized and Unrealized Gains on Investments	0.17

Total From Investment Operations	0.26

Less Distributions:
Dividends (from net investment income)	(0.08)
Distributions (from net realized gains)	(0.17)
Distributions (from return of capital)	— [3]

Total Distributions	(0.25)

Net Asset Value, End of Period	$8.77

Total Return[4]	3.00%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,940
Ratio of Expenses to Average Net Assets	1.60%
Ratio of Net Investment Income to Average Net Assets	1.50%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.94%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.16%
Portfolio Turnover Rate	105%

[1]	Per share data calculated using average shares outstanding method.

[2]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.

[3]	Includes a tax return of capital of less than $0.01.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

62
Prospectus – First American Income Funds

Financial Highlights
Intermediate Government Bond Fund continued

Fiscal period
ended
June 30,
Class R Shares	2010[1,2]

Per Share Data
Net Asset Value, Beginning of Period	$8.76

Investment Operations:
Net Investment Income	0.09
Realized and Unrealized Gains on Investments	0.20

Total From Investment Operations	0.29

Less Distributions:
Dividends (from net investment income)	(0.11)
Distributions (from net realized gains)	(0.17)
Distributions (from return of capital)	— [3]

Total Distributions	(0.28)

Net Asset Value, End of Period	$8.77

Total Return[4]	3.34%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$652
Ratio of Expenses to Average Net Assets	1.10%
Ratio of Net Investment Income to Average Net Assets	1.78%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.44%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.44%
Portfolio Turnover Rate	105%

[1]	Per share data calculated using average shares outstanding method.

[2]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.

[3]	Includes a tax return of capital of less than $0.01.

[4]	Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$8.67	$8.42	$8.00	$7.99	$8.25	$8.82

Investment Operations:
Net Investment Income	0.21	0.21	0.30	0.32	0.22	0.28
Realized and Unrealized Gains (Losses) on Investments	0.27	0.25	0.42	0.06	(0.20)	(0.16)

Total From Investment Operations	0.48	0.46	0.72	0.38	0.02	0.12

Less Distributions:
Dividends (from net investment income)	(0.21)	(0.21)	(0.30)	(0.34)	(0.23)	(0.29)
Distributions (from net realized gains)	(0.17)	—	—	—	(0.05)	(0.40)
Distributions (from return of capital)	— [3]	—	—	(0.03)	—	—

Total Distributions	(0.38)	(0.21)	(0.30)	(0.37)	(0.28)	(0.69)

Net Asset Value, End of Period	$8.77	$8.67	$8.42	$8.00	$7.99	$8.25

Total Return[4]	5.66%	5.46%	9.07%	4.84%	0.30%	1.43%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$152,088	$101,253	$63,784	$37,705	$42,781	$69,349
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.41%	3.60%	3.94%	3.70%	3.34%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.94%	0.90%	1.08%	1.21%	1.01%	0.84%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.05%	2.11%	3.12%	3.33%	3.29%	3.10%
Portfolio Turnover Rate	105%	133%	118%	84%	70%	161%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Includes a tax return of capital of less than $0.01.

[4]	Total return would have been lower had certain expenses not been waived.

63
Prospectus – First American Income Funds

Financial Highlights
Intermediate Term Bond Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.47	$9.90	$9.73	$9.68	$9.99	$10.25

Investment Operations:
Net Investment Income	0.42	0.48	0.44	0.41	0.29	0.34
Realized and Unrealized Gains (Losses) on Investments	0.86	(0.40)	0.14	0.05	(0.27)	(0.17)

Total From Investment Operations	1.28	0.08	0.58	0.46	0.02	0.17

Less Distributions:
Dividends (from net investment income)	(0.42)	(0.51)	(0.41)	(0.41)	(0.30)	(0.33)
Distributions (from net realized gains)	—	—	—	—	(0.03)	(0.10)

Total Distributions	(0.42)	(0.51)	(0.41)	(0.41)	(0.33)	(0.43)

Net Asset Value, End of Period	$10.33	$9.47	$9.90	$9.73	$9.68	$9.99

Total Return[3]	13.64%	1.21%	6.02%	4.80%	0.23%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$26,341	$23,905	$28,364	$30,655	$38,296	$48,426
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	4.12%	5.25%	4.38%	4.07%	3.88%	3.39%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.01%	1.01%	1.01%	1.01%	1.03%	1.05%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.96%	5.09%	4.22%	3.91%	3.60%	3.09%
Portfolio Turnover Rate	58%	41%	102%	110%	113%	118%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 and June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.43	$9.87	$9.70	$9.65	$9.96	$10.22

Investment Operations:
Net Investment Income	0.43	0.49	0.45	0.42	0.30	0.36
Realized and Unrealized Gains (Losses) on Investments	0.86	(0.40)	0.15	0.06	(0.27)	(0.17)

Total From Investment Operations	1.29	0.09	0.60	0.48	0.03	0.19

Less Distributions:
Dividends (from net investment income)	(0.43)	(0.53)	(0.43)	(0.43)	(0.31)	(0.35)
Distributions (from net realized gains)	—	—	—	—	(0.03)	(0.10)

Total Distributions	(0.43)	(0.53)	(0.43)	(0.43)	(0.34)	(0.45)

Net Asset Value, End of Period	$10.29	$9.43	$9.87	$9.70	$9.65	$9.96

Total Return[3]	13.87%	1.26%	6.20%	4.98%	0.34%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$734,924	$724,531	$766,932	$752,984	$899,175	$1,074,624
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	4.28%	5.39%	4.53%	4.22%	4.03%	3.55%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.76%	0.76%	0.76%	0.76%	0.78%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.22%	5.33%	4.47%	4.16%	3.85%	3.35%
Portfolio Turnover Rate	58%	41%	102%	110%	113%	118%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Short Term Bond Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.66	$9.89	$9.90	$9.83	$9.93	$10.11

Investment Operations:
Net Investment Income	0.31	0.46	0.45	0.36	0.23	0.27
Realized and Unrealized Gains (Losses) on Investments	0.34	(0.26)	(0.03)	0.09	(0.06)	(0.16)

Total From Investment Operations	0.65	0.20	0.42	0.45	0.17	0.11

Less Distributions:
Dividends (from net investment income)	(0.33)	(0.43)	(0.43)	(0.38)	(0.27)	(0.29)
Distributions (from return of capital)	—	—	—	—	—	— [3]

Total Distributions	(0.33)	(0.43)	(0.43)	(0.38)	(0.27)	(0.29)

Net Asset Value, End of Period	$9.98	$9.66	$9.89	$9.90	$9.83	$9.93

Total Return[4]	6.77%	2.22%	4.30%	4.60%	1.75%	1.08%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$87,631	$65,704	$59,933	$66,722	$78,771	$97,863
Ratio of Expenses to Average Net Assets	0.75%	0.74%	0.74%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	3.17%	4.87%	4.48%	3.61%	3.11%	2.68%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.04%	1.06%	1.05%	1.04%	1.04%	1.05%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.88%	4.55%	4.17%	3.32%	2.82%	2.38%
Portfolio Turnover Rate	44%	54%	55%	47%	60%	64%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Includes a tax return of capital of less than $0.01.
[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Fiscal period
ended
June 30,
Class C Shares	2010[1,2]

Per Share Data
Net Asset Value, Beginning of Period	$9.95

Investment Operations:
Net Investment Income	0.13
Realized and Unrealized Gains (Losses) on Investments	0.06

Total From Investment Operations	0.19

Less Distributions:
Dividends (from net investment income)	(0.14)

Total Distributions	(0.14)

Net Asset Value, End of Period	$10.00

Total Return[3]	1.90%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,111
Ratio of Expenses to Average Net Assets	1.60%
Ratio of Net Investment Income to Average Net Assets	1.95%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.79%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.76%
Portfolio Turnover Rate	44%

[1]	Per share data calculated using average shares outstanding method.

[2]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.

[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Short Term Bond Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010[1]	2009[1]	2008[1]	2007[1]	2006[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.67	$9.89	$9.91	$9.83	$9.93	$10.11

Investment Operations:
Net Investment Income	0.32	0.48	0.46	0.37	0.24	0.28
Realized and Unrealized Gains (Losses) on Investments	0.34	(0.25)	(0.03)	0.10	(0.06)	(0.16)

Total From Investment Operations	0.66	0.23	0.43	0.47	0.18	0.12

Less Distributions:
Dividends (from net investment income)	(0.34)	(0.45)	(0.45)	(0.39)	(0.28)	(0.29)
Distributions (from return of capital)	—	—	—	—	—	(0.01)

Total Distributions	(0.34)	(0.45)	(0.45)	(0.39)	(0.28)	(0.30)

Net Asset Value, End of Period	$9.99	$9.67	$9.89	$9.91	$9.83	$9.93

Total Return[3]	6.92%	2.48%	4.35%	4.86%	1.87%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$629,151	$315,024	$257,403	$311,131	$454,665	$625,392
Ratio of Expenses to Average Net Assets	0.60%	0.59%	0.59%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.26%	5.02%	4.62%	3.74%	3.26%	2.83%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.79%	0.81%	0.80%	0.79%	0.79%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.07%	4.80%	4.41%	3.55%	3.07%	2.63%
Portfolio Turnover Rate	44%	54%	55%	47%	60%	64%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Total Return Bond Fund1

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010[2]	2009[2]	2008[2]	2007[2]	2006[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period	$9.01	$9.90	$9.83	$9.86	$10.18	$10.25

Investment Operations:
Net Investment Income	0.52	0.64	0.49	0.45	0.31	0.43
Realized and Unrealized Gains (Losses) on Investments	1.28	(0.74)	0.05	(0.02)	(0.33)	(0.07)

Total From Investment Operations	1.80	(0.10)	0.54	0.43	(0.02)	0.36

Less Distributions:
Dividends (from net investment income)	(0.54)	(0.63)	(0.47)	(0.46)	(0.30)	(0.43)
Distributions (from net realized gains)	—	(0.16)	—	—	—	—

Total Distributions	(0.54)	(0.79)	(0.47)	(0.46)	(0.30)	(0.43)

Net Asset Value, End of Period	$10.27	$9.01	$9.90	$9.83	$9.86	$10.18

Total Return[4]	20.21%	0.16%	5.51%	4.36%	(0.17)%	3.57%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$28,165	$13,948	$15,567	$13,198	$15,522	$19,113
Ratio of Expenses to Average Net Assets	0.92%	1.00%	0.99%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	5.19%	7.58%	4.87%	4.48%	4.14%	4.20%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.13%	1.13%	1.11%	1.13%	1.17%	1.25%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.98%	7.45%	4.75%	4.35%	3.97%	3.95%
Portfolio Turnover Rate	96%	147%	124%	180%	166%	285%

[1]	Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Total Return Bond Fund1continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class B Shares	2010[2]	2009[2]	2008[2]	2007[2]	2006[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period	$8.97	$9.86	$9.80	$9.82	$10.14	$10.21

Investment Operations:
Net Investment Income	0.45	0.58	0.41	0.38	0.25	0.35
Realized and Unrealized Gains (Losses) on Investments	1.26	(0.74)	0.05	(0.02)	(0.32)	(0.07)

Total From Investment Operations	1.71	(0.16)	0.46	0.36	(0.07)	0.28

Less Distributions:
Dividends (from net investment income)	(0.46)	(0.57)	(0.40)	(0.38)	(0.25)	(0.35)
Distributions (from net realized gains)	—	(0.16)	—	—	—	—

Total Distributions	(0.46)	(0.73)	(0.40)	(0.38)	(0.25)	(0.35)

Net Asset Value, End of Period	$10.22	$8.97	$9.86	$9.80	$9.82	$10.14

Total Return[4]	19.22%	(0.58)%	4.65%	3.69%	(0.74)%	2.81%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,413	$1,719	$2,384	$2,272	$3,657	$4,395
Ratio of Expenses to Average Net Assets	1.74%	1.75%	1.74%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	4.48%	6.84%	4.13%	3.74%	3.40%	3.45%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.87%	1.88%	1.86%	1.88%	1.92%	2.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.35%	6.71%	4.01%	3.61%	3.23%	3.20%
Portfolio Turnover Rate	96%	147%	124%	180%	166%	285%

[1]	Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Total Return Bond Fund1continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010[2]	2009[2]	2008[2]	2007[2]	2006[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period	$8.96	$9.84	$9.78	$9.80	$10.12	$10.20

Investment Operations:
Net Investment Income	0.43	0.58	0.42	0.37	0.25	0.35
Realized and Unrealized Gains (Losses) on Investments	1.27	(0.73)	0.04	(0.01)	(0.32)	(0.07)

Total From Investment Operations	1.70	(0.15)	0.46	0.36	(0.07)	0.28

Less Distributions:
Dividends (from net investment income)	(0.46)	(0.57)	(0.40)	(0.38)	(0.25)	(0.36)
Distributions (from net realized gains)	—	(0.16)	—	—	—	—

Total Distributions	(0.46)	(0.73)	(0.40)	(0.38)	(0.25)	(0.36)

Net Asset Value, End of Period	$10.20	$8.96	$9.84	$9.78	$9.80	$10.12

Total Return[4]	19.13%	(0.48)%	4.66%	3.70%	(0.74)%	2.71%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$6,748	$2,778	$3,673	$1,792	$2,501	$2,858
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.74%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	4.34%	6.77%	4.22%	3.73%	3.40%	3.46%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.88%	1.88%	1.86%	1.88%	1.92%	2.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.21%	6.64%	4.10%	3.60%	3.23%	3.21%
Portfolio Turnover Rate	96%	147%	124%	180%	166%	285%

[1]	Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Total Return Bond Fund1continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class R Shares	2010[2]	2009[2]	2008[2]	2007[2]	2006[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period	$9.07	$9.95	$9.88	$9.90	$10.23	$10.29

Investment Operations:
Net Investment Income	0.42	0.62	0.47	0.43	0.30	0.41
Realized and Unrealized Gains on Investments	1.32	(0.73)	0.05	(0.02)	(0.34)	(0.07)

Total From Investment Operations	1.74	(0.11)	0.52	0.41	(0.04)	0.34

Less Distributions:
Dividends (from net investment income)	(0.50)	(0.61)	(0.45)	(0.43)	(0.29)	(0.40)
Distributions (from net realized gains)	—	(0.16)	—	—	—	—

Total Distributions	(0.50)	(0.77)	(0.45)	(0.43)	(0.29)	(0.40)

Net Asset Value, End of Period	$10.31	$9.07	$9.95	$9.88	$9.90	$10.23

Total Return[4]	19.47%	0.02%	5.22%	4.20%	(0.44)%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$601	$681	$293	$219	$14	$3
Ratio of Expenses to Average Net Assets	1.24%	1.25%	1.24%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	4.19%	7.39%	4.66%	4.22%	4.05%	3.98%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.37%	1.38%	1.36%	1.44%	1.57%	1.65%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.06%	7.26%	4.54%	4.03%	3.73%	3.58%
Portfolio Turnover Rate	96%	147%	124%	180%	166%	285%

[1]	Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.

[2]	Per share data calculated using average shares outstanding method.

[3]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Income Funds

Financial Highlights
Total Return Bond Fund1continued

					Fiscal period	Fiscal period
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010[2]	2009[2]	2008[2]	2007[2]	2006[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period	$9.01	$9.89	$9.83	$9.85	$10.17	$10.24

Investment Operations:
Net Investment Income	0.55	0.66	0.52	0.47	0.33	0.46
Realized and Unrealized Gains (Losses) on Investments	1.25	(0.73)	0.04	(0.01)	(0.33)	(0.07)

Total From Investment Operations	1.80	(0.07)	0.56	0.46	0.00	0.39

Less Distributions:
Dividends (from net investment income)	(0.55)	(0.65)	(0.50)	(0.48)	(0.32)	(0.46)
Distributions (from net realized gains)	—	(0.16)	—	—	—	—

Total Distributions	(0.55)	(0.81)	(0.50)	(0.48)	(0.32)	(0.46)

Net Asset Value, End of Period	$10.26	$9.01	$9.89	$9.83	$9.85	$10.17

Total Return[4]	20.31%	0.52%	5.67%	4.73%	0.02%	3.83%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$655,301	$633,108	$1,069,211	$851,513	$378,338	$278,777
Ratio of Expenses to Average Net Assets	0.74%	0.75%	0.74%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	5.44%	7.77%	5.15%	4.71%	4.43%	4.43%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.87%	0.88%	0.86%	0.88%	0.92%	1.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	5.31%	7.64%	5.03%	4.58%	4.26%	4.18%
Portfolio Turnover Rate	96%	147%	124%	180%	166%	285%

[1]	The financial highlights prior to May 13, 2005 are those of the Corporate Bond Fund, which changed its principal investment strategies and changed its name to Total Return Bond Fund on that date.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	Total return would have been lower had certain expenses not been waived.

71
Prospectus – First American Income Funds

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-05309	PROBOND 10/10

Tax Free Income Funds

Share Classes/Ticker Symbols
Fund	Class A	Class C	Class Y

Short Tax Free Fund	FSHAX	—	FSHYX

Intermediate Tax Free Fund	FAMBX	FMBCX	FMBIX

Tax Free Fund	FJNTX	FJCTX	FYNTX

California Tax Free Fund	FCAAX	FCCAX	FCAYX

Colorado Tax Free Fund	FCOAX	FCCOX	FCOYX

Minnesota Intermediate Tax Free Fund	FAMAX	FACMX	FAMTX

Minnesota Tax Free Fund	FJMNX	FCMNX	FYMNX

Missouri Tax Free Fund	ARMOX	FFMCX	ARMIX

Nebraska Tax Free Fund	FNTAX	FNTCX	FNTYX

Ohio Tax Free Fund	FOFAX	FOTCX	FOTYX

Oregon Intermediate Tax Free Fund	FOTAX	—	FORCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Short Tax Free Fund	1

Intermediate Tax Free Fund	5

Tax Free Fund	9

California Tax Free Fund	13

Colorado Tax Free Fund	17

Minnesota Intermediate Tax Free Fund	21

Minnesota Tax Free Fund	25

Missouri Tax Free Fund	29

Nebraska Tax Free Fund	33

Ohio Tax Free Fund	37

Oregon Intermediate Tax Free Fund	41

Additional Summary Information	45

More about the Funds	46

Investment Objectives	46

Investment Strategies	46

Investment Risks	47

Disclosure of Portfolio Holdings	48

Fund Management	49

Investment Advisor	49

Portfolio Managers	50

            Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

Shareholder Information	52

Pricing of Fund Shares	52

Choosing a Share Class	52

Determining Your Share Price	53

Purchasing Fund Shares	56

Redeeming Fund Shares	57

Exchanging Fund Shares	58

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares	59

Dividends and Distributions	61

Taxes	62

Compensation Paid to Financial Intermediaries	63

Staying Informed	65

Financial Highlights	66

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Important Notice to Shareholders

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the funds. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

In connection with the Transaction, the funds’ board of directors (the “board”) has considered and approved a new investment advisory agreement for the funds with NAM. The new investment advisory agreement will be submitted to each fund’s shareholders for their approval and, if approved, will take effect upon the closing of the Transaction (or such later time as shareholder approval is obtained). The funds’ board also considered and approved new distribution agreements with Nuveen Investments, LLC which will take effect upon closing of the Transaction. There will be no change in the funds’ investment objectives or policies as a result of the Transaction.

Fund Summaries

Short Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Short Tax Free Fund’s objective is to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	None

Other Expenses

Administration Fee	0.22%	0.22%

Miscellaneous	0.09%	0.09%

Acquired Fund Fees and Expenses[4]	0.02%	0.02%

Total Annual Fund Operating Expenses[5]	1.08%	0.83%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class Y
1 year	$333	$85

3 years	$561	$265

5 years	$807	$460

10 years	$1,513	$1,025

[1]	Class A share investments of $250,000 or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.60%.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through June 30, 2011.

1
Prospectus – First American Tax Free Income Funds

Fund Summaries

Short Tax Free Fund continued

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expenses table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75% and 0.60%, respectively, for Class A and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Short Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the average effective duration of its portfolio securities at three and one-half years or less under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

2
Prospectus – First American Tax Free Income Funds

Fund Summaries

Short Tax Free Fund continued

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Political and Economic Risks — The values of municipal securities held by the fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

3
Prospectus – First American Tax Free Income Funds

Fund Summaries

Short Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Short Tax Free Fund

Class A (return before taxes)	10/25/02	4.53%	2.34%	2.40%

Class A (return after taxes on distributions)		4.53%	2.34%	2.38%

Class A (return after taxes on distributions and sale of fund shares)		3.80%	2.39%	2.43%

Class Y (return before taxes)	10/25/02	7.11%	2.96%	2.87%

Barclays Capital 3-Year Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		5.78%	4.03%	3.76%

Lipper Short Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		5.26%	2.53%	2.46%

[1]	Total return for the period 1/1/10 through 9/30/10 was 2.94%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between two and four years.
[3]	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of less than three years.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Michael L. Welle, CFA	Fixed-Income Trader, Portfolio Manager	June 2007
Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	October 2002

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

4
Prospectus – First American Tax Free Income Funds

Fund Summaries

Intermediate Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Intermediate Tax Free Fund’s objective is to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.05%	0.05%	0.05%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.03%	1.43%	0.78%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$328	$246	$146	$80

3 years	$545	$452	$452	$249

5 years	$781	$782	$782	$433

10 years	$1,456	$1,713	$1,713	$966

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In

5
Prospectus – First American Tax Free Income Funds

Fund Summaries

Intermediate Tax Free Fund continued

addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through June 30, 2011. In addition, the advisor has agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.10% of average daily net assets through June 30, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.35%, and 0.70%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

6
Prospectus – First American Tax Free Income Funds

Fund Summaries

Intermediate Tax Free Fund continued

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Political and Economic Risks — The values of municipal securities held by the fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower. Class C shares have not been offered for a full calendar year.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

7
Prospectus – First American Tax Free Income Funds

Fund Summaries

Intermediate Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Intermediate Tax Free Fund

Class A (return before taxes)	12/22/87	8.97%	3.34%	4.64%

Class A (return after taxes on distributions)		8.94%	3.31%	4.61%

Class A (return after taxes on distributions and sale of fund shares)		7.32%	3.42%	4.58%

Class Y (return before taxes)	2/4/94	11.43%	3.92%	4.98%

Barclays Capital 1-15 Year Blend Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		8.88%	4.39%	5.42%

Lipper Intermediate Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		10.75%	3.39%	4.60%

[1]	Total return for the period 1/1/10 through 9/30/10 was 6.24%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between one and seventeen years.

[3]	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	February 1994
Douglas J. White, CFA	Head of Tax Exempt Fixed Income	June 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

8
Prospectus – First American Tax Free Income Funds

Fund Summaries

Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Tax Free Fund’s objective is to provide maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.07%	0.07%	0.07%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.05%	1.45%	0.80%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$528	$248	$148	$82

3 years	$745	$459	$459	$255

5 years	$980	$792	$792	$444

10 years	$1,653	$1,735	$1,735	$990

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In

9
Prospectus – First American Tax Free Income Funds

Fund Summaries

Tax Free Fund continued

addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The advisor has agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.20% of average daily net assets through June 30, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.35%, and 0.70%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

10
Prospectus – First American Tax Free Income Funds

Fund Summaries

Tax Free Fund continued

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Political and Economic Risks — The values of municipal securities held by the fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

11
Prospectus – First American Tax Free Income Funds

Fund Summaries

Tax Free Fund continued

					Since
AVERAGE ANNUAL TOTAL RETURNS	Inception				Inception
AS OF 12/31/09[2]	Date	One Year	Five Years	Ten Years	(Class C)

Tax Free Fund

Class A (return before taxes)	11/18/96	21.49%	2.65%	4.83%	N/A

Class A (return after taxes on distributions)		21.43%	2.58%	4.74%	N/A

Class A (return after taxes on distributions and sale of fund shares)		15.87%	2.86%	4.76%	N/A

Class C (return before taxes)	9/24/01	25.26%	3.05%	N/A	3.92%

Class Y (return before taxes)	11/18/96	26.88%	3.70%	5.51%	N/A

Barclays Capital Municipal Bond Index[3] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%	4.88%

Lipper General Municipal Debt Funds Category Average[4] (reflects no deduction for fees, expenses, or taxes)		16.86%	2.91%	4.59%	3.72%

[1]	Total return for the period 1/1/10 through 9/30/10 was 9.13%.

[2]	Performance presented prior to 9/24/01 represents that of the Firstar National Municipal Bond Fund, a series of Firstar Funds, Inc., which merged with the fund on that date.
[3]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.
[4]	Represents funds that invest primarily in municipal debt issues in the top four credit ratings.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Douglas J. White, CFA	Head of Tax Exempt Fixed Income	September 2001
Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	June 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

12
Prospectus – First American Tax Free Income Funds

Fund Summaries

California Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

California Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.21%	0.21%	0.21%

Total Annual Fund Operating Expenses[4]	1.18%	1.58%	0.93%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$540	$261	$161	$95

3 years	$784	$499	$499	$296

5 years	$1,046	$860	$860	$515

10 years	$1,796	$1,878	$1,878	$1,143

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 4 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected

13
Prospectus – First American Tax Free Income Funds

Fund Summaries

California Tax Free Fund continued

to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The advisor has agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.10% of average daily net assets through June 30, 2011.

[4]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers, do not exceed 0.65%, 1.15%, and 0.50%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, California Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

14
Prospectus – First American Tax Free Income Funds

Fund Summaries

California Tax Free Fund continued

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in California. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

15
Prospectus – First American Tax Free Income Funds

Fund Summaries

California Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

California Tax Free Fund

Class A (return before taxes)	2/1/00	10.82%	2.40%	5.02%

Class A (return after taxes on distributions)		10.75%	2.36%	4.93%

Class A (return after taxes on distributions and sale of fund shares)		8.67%	2.62%	4.91%

Class C (return before taxes)	2/1/00	14.15%	2.83%	5.05%

Class Y (return before taxes)	2/1/00	15.91%	3.50%	5.71%

Barclays Capital Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.85%

Lipper California Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		17.67%	2.75%	4.77%

[1]	Total return for the period 1/1/10 through 9/30/10 was 8.31%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in California.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	February 2000
Michael S. Hamilton	Senior Fixed-Income Portfolio Manager	December 2002

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

16
Prospectus – First American Tax Free Income Funds

Fund Summaries

Colorado Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Colorado Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.32%	0.32%	0.32%

Total Annual Fund Operating Expenses[3]	1.29%	1.69%	1.04%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$551	$272	$172	$106

3 years	$817	$533	$533	$331

5 years	$1,102	$918	$918	$574

10 years	$1,915	$1,998	$1,998	$1,271

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 3 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected

17
Prospectus – First American Tax Free Income Funds

Fund Summaries

Colorado Tax Free Fund continued

to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers, do not exceed 0.75%, 1.15%, and 0.50%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Colorado Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

18
Prospectus – First American Tax Free Income Funds

Fund Summaries

Colorado Tax Free Fund continued

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in Colorado. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

19
Prospectus – First American Tax Free Income Funds

Fund Summaries

Colorado Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Colorado Tax Free Fund

Class A (return before taxes)	2/1/00	12.05%	1.98%	4.85%

Class A (return after taxes on distributions)		11.88%	1.78%	4.71%

Class A (return after taxes on distributions and sale of fund shares)		9.61%	2.26%	4.79%

Class C (return before taxes)	2/1/00	15.62%	2.47%	4.89%

Class Y (return before taxes)	2/1/00	17.40%	3.15%	5.59%

Barclays Capital Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.85%

Lipper Colorado Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		15.97%	3.03%	5.00%

[1]	Total return for the period 1/1/10 through 9/30/10 was 7.47%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.
[3]	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Colorado.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	February 2000
Michael L. Welle, CFA	Fixed-Income Trader, Portfolio Manager	June 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

20
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Intermediate Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Minnesota Intermediate Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.11%	0.11%	0.11%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.09%	1.49%	0.84%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$334	$252	$152	$86

3 years	$564	$471	$471	$268

5 years	$812	$813	$813	$466

10 years	$1,524	$1,779	$1,779	$1,037

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected

21
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Intermediate Tax Free Fund continued

to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through June 30, 2011. In addition, the advisor has agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.10% of average daily net assets through June 30, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.35%, and 0.70%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Minnesota Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

22
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Intermediate Tax Free Fund continued

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in Minnesota. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower. Class C shares have not been offered for a full calendar year.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

23
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Intermediate Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Minnesota Intermediate Tax Free Fund

Class A (return before taxes)	2/25/94	10.02%	3.22%	4.47%

Class A (return after taxes on distributions)		10.01%	3.16%	4.42%

Class A (return after taxes on distributions and sale of fund shares)		7.90%	3.29%	4.40%

Class Y (return before taxes)	2/25/94	12.54%	3.81%	4.81%

Barclays Capital 1-15 Year Blend Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		8.88%	4.39%	5.42%

Lipper Other States Intermediate Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		8.80%	3.20%	4.36%

[1]	Total return for the period 1/1/10 through 9/30/10 was 6.10%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between one and seventeen years.
[3]	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	February 1994
Douglas J. White, CFA	Head of Tax Exempt Fixed Income	July 1998

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

24
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Minnesota Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.14%	0.14%	0.14%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.12%	1.52%	0.87%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$534	$255	$155	$89

3 years	$766	$480	$480	$278

5 years	$1,016	$829	$829	$482

10 years	$1,730	$1,813	$1,813	$1,073

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In

25
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Tax Free Fund continued

addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The advisor has agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.10% of average daily net assets through June 30, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.35%, and 0.70%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Minnesota Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

26
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Tax Free Fund continued

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in Minnesota. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment objectives. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

27
Prospectus – First American Tax Free Income Funds

Fund Summaries

Minnesota Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Minnesota Tax Free Fund

Class A (return before taxes)	7/11/88	15.34%	2.75%	4.52%

Class A (return after taxes on distributions)		15.32%	2.69%	4.46%

Class A (return after taxes on distributions and sale of fund shares)		11.56%	2.92%	4.49%

Class C (return before taxes)	2/1/99	18.83%	3.19%	4.52%

Class Y (return before taxes)	8/1/97	20.53%	3.85%	5.21%

Barclays Capital Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%

Lipper Minnesota Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		16.65%	3.46%	4.88%

[1]	Total return for the period 1/1/10 through 9/30/10 was 7.89%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.
[3]	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Minnesota.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Douglas J. White, CFA	Head of Tax Exempt Fixed Income	July 1988
Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	February 2001

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

28
Prospectus – First American Tax Free Income Funds

Fund Summaries

Missouri Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Missouri Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.15%	0.15%	0.15%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.13%	1.53%	0.88%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$535	$256	$156	$90

3 years	$769	$483	$483	$281

5 years	$1,021	$834	$834	$488

10 years	$1,741	$1,824	$1,824	$1,084

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In

29
Prospectus – First American Tax Free Income Funds

Fund Summaries

Missouri Tax Free Fund continued

addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The advisor has agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.10% of average daily net assets through June 30, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.35%, and 0.70%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Missouri Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Missouri income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

30
Prospectus – First American Tax Free Income Funds

Fund Summaries

Missouri Tax Free Fund continued

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in Missouri. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class Y shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares; after-tax returns for other share classes will vary.

31
Prospectus – First American Tax Free Income Funds

Fund Summaries

Missouri Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception				Since Inception
AS OF 12/31/09[2]	Date	One Year	Five Years	Ten Years	(Class C)

Missouri Tax Free Fund

Class A (return before taxes)	9/28/90	11.60%	2.52%	4.40%	N/A

Class C (return before taxes)	9/24/01	15.04%	2.99%	N/A	3.58%

Class Y (return before taxes)	7/15/88	16.83%	3.66%	5.15%	N/A

Class Y (return after taxes on distributions)		16.70%	3.57%	5.05%	N/A

Class Y (return after taxes on distributions and sale of fund shares)		12.83%	3.71%	5.02%	N/A

Barclays Capital Municipal Bond Index[3] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%	4.88%

Lipper Other States Municipal Debt Funds Category Average[4] (reflects no deduction for fees, expenses, or taxes)		17.56%	3.16%	4.88%	3.88%

[1]	Total return for the period 1/1/10 through 9/30/10 was 6.82%.

[2]	Performance presented prior to 9/24/01 represents that of the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Missouri Tax-Exempt Bond Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
[3]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.
[4]	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in a specified state.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	December 2002
Douglas J. White, CFA	Head of Tax Exempt Fixed Income	September 2001

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

32
Prospectus – First American Tax Free Income Funds

Fund Summaries

Nebraska Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Nebraska Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.49%	0.49%	0.49%

Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[4]	1.47%	1.87%	1.22%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$568	$290	$190	$124

3 years	$870	$588	$588	$387

5 years	$1,194	$1,011	$1,011	$670

10 years	$2,108	$2,190	$2,190	$1,477

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 4 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In

33
Prospectus – First American Tax Free Income Funds

Fund Summaries

Nebraska Tax Free Fund continued

addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[4]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.15%, and 0.50%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Nebraska Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

34
Prospectus – First American Tax Free Income Funds

Fund Summaries

Nebraska Tax Free Fund continued

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in Nebraska. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

35
Prospectus – First American Tax Free Income Funds

Fund Summaries

Nebraska Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Nebraska Tax Free Fund

Class A (return before taxes)	2/28/01	11.97%	2.71%	4.04%

Class A (return after taxes on distributions)		11.97%	2.67%	4.01%

Class A (return after taxes on distributions and sale of fund shares)		9.35%	2.88%	4.03%

Class C (return before taxes)	2/28/01	15.43%	3.19%	4.08%

Class Y (return before taxes)	2/28/01	17.16%	3.84%	4.80%

Barclays Capital Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.05%

Lipper Other States Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		16.34%	3.21%	4.07%

[1]	Total return for the period 1/1/10 through 9/30/10 was 6.02%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.
[3]	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in a specified state.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Michael L. Welle, CFA	Fixed-Income Trader, Portfolio Manager	June 2007
Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	February 2001

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

36
Prospectus – First American Tax Free Income Funds

Fund Summaries

Ohio Tax Free Fund
On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Ohio Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and Ohio state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.37%	0.37%	0.37%

Acquired Fund Fees and Expenses[3]	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[4]	1.36%	1.76%	1.11%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C
		assuming	Class C
		redemption	assuming no
		at end of	redemption at end
	Class A	each period	of each period	Class Y
1 year	$558	$279	$179	$113

3 years	$837	$554	$554	$353

5 years	$1,138	$954	$954	$612

10 years	$1,991	$2,073	$2,073	$1,352

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 4 below, assuming the fund’s net

37
Prospectus – First American Tax Free Income Funds

Fund Summaries

Ohio Tax Free Fund continued

asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[4]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.15%, and 0.50%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Ohio Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Ohio income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

38
Prospectus – First American Tax Free Income Funds

Fund Summaries

Ohio Tax Free Fund continued

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in Ohio. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

39
Prospectus – First American Tax Free Income Funds

Fund Summaries

Ohio Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
as of 12/31/09	Date	One Year	Five Years	Inception

Ohio Tax Free Fund

Class A (return before taxes)	4/30/02	10.10%	2.69%	3.81%

Class A (return after taxes on distributions)		10.10%	2.67%	3.75%

Class A (return after taxes on distributions and sale of fund shares)		8.01%	2.82%	3.77%

Class C (return before taxes)	4/30/02	13.48%	3.15%	3.82%

Class Y (return before taxes)	4/30/02	15.35%	3.84%	4.65%

Barclays Capital Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	4.94%

Lipper Ohio Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		14.57%	3.33%	3.95%

[1]	Total return for the period 1/1/10 through 9/30/10 was 6.36%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Ohio.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Michael S. Hamilton	Senior Fixed-Income Portfolio Manager	December 2002
Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	April 2002

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

40
Prospectus – First American Tax Free Income Funds

Fund Summaries

Oregon Intermediate Tax Free Fund

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Oregon Intermediate Tax Free Fund’s objective is to provide maximum current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	None

Annual Fund Operating Expenses[2]
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	None

Other Expenses

Administration Fee	0.22%	0.22%

Miscellaneous	0.13%	0.13%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.11%	0.86%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class Y
1 year	$336	$88

3 years	$570	$274

5 years	$823	$477

10 years	$1,546	$1,061

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through June 30, 2011.

41
Prospectus – First American Tax Free Income Funds

Fund Summaries

Oregon Intermediate Tax Free Fund continued

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85% and 0.70%, respectively, for Class A and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Oregon Intermediate Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Oregon income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

42
Prospectus – First American Tax Free Income Funds

Fund Summaries

Oregon Intermediate Tax Free Fund continued

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks — The fund will be disproportionately affected by political and economic conditions and developments in Oregon. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class Y shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares; after-tax returns for other share classes will vary.

43
Prospectus – First American Tax Free Income Funds

Fund Summaries

Oregon Intermediate Tax Free Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years

Oregon Intermediate Tax Free Fund

Class A (return before taxes)	2/1/99	7.66%	2.99%	4.33%

Class Y (return before taxes)	10/31/86	10.21%	3.63%	4.70%

Class Y (return after taxes on distributions)		10.18%	3.59%	4.66%

Class Y (return after taxes on distributions and sale of fund shares)		8.02%	3.63%	4.61%

Barclays Capital 1-15 Year Blend Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		8.88%	4.39%	5.42%

Lipper Other States Intermediate Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		8.80%	3.20%	4.36%

[1]	Total return for the period 1/1/10 through 9/30/10 was 5.61%.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between one and seventeen years.

[3]	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Michael S. Hamilton	Senior Fixed-Income Portfolio Manager	May 1997
Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	July 1998

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 45 of the prospectus.

44
Prospectus – First American Tax Free Income Funds

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500. The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-3863	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Each fund’s distributions are exempt from regular federal income tax. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

45
Prospectus – First American Tax Free Income Funds

More about the Funds

Investment Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. This section provides information about some additional strategies that the funds’ investment advisor uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information (SAI). For a copy of the SAI, call Investor Services at 800 677-3863.

The debt obligations in which the funds invest may have variable, floating, or fixed interest rates.

Municipal Securities

Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. The funds may invest in municipal securities such as “general obligation” bonds, “revenue” bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities.

The municipal securities in which the funds invest may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.

Effective Duration

Short Tax Free Fund attempts to maintain the average effective duration of its portfolio securities at three and one-half years or less under normal market conditions. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of three years would decrease by 3%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities.

Ratings

The funds have investment strategies requiring them to invest in municipal securities that have received a particular rating from a rating service such as Moody’s or Standard & Poor’s. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B – .

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds’ advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objectives.

46
Prospectus – First American Tax Free Income Funds

More About the Funds

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. These risks are further described below.

Active Management Risk.  Each fund is actively managed and its performance therefore will reflect in part the advisor’s ability to make investment decisions which are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

Call Risk.  Many municipal bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk.  Each fund is subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or Standard & Poor’s.

Futures Contract Risk.  The use of futures contracts exposes a fund to additional risks and transaction costs. Additional risks include the risk that securities prices, index prices, or interest rates will not move in the direction that the advisor anticipates; an imperfect correlation between the price of the futures contract and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in a futures contract can result in a loss substantially greater than the fund’s initial investment in that futures contract; and the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses futures contracts and the advisor’s judgment proves incorrect, the fund’s performance could be worse than if it had not used these instruments.

High-Yield Securities Risk.  Each fund may invest in high-yield securities. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Income Risk.  Each fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above), in lower-yielding securities.

Interest Rate Risk.  Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall.

Liquidity Risk.  Each fund is exposed to liquidity risk because of their investment in high-yield securities. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a fund’s performance. Infrequent trading may also lead to greater price volatility.

Municipal Lease Obligations Risk.  Each fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

Non-Diversification Risk.  Each of the state-specific funds is non-diversified. A non-diversified fund may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, the fund’s portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.

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Prospectus – First American Tax Free Income Funds

More about the Funds

Investment Risks continued

Political and Economic Risks.  The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions, the imposition of a flat tax, or the loss of a current state income tax exemption.

To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The state of California is currently facing a severe financial crisis, which heightens the credit risk associated with investing in California municipal obligations. For California Tax Free Fund, this heightened risk could result in a reduction in the market value of the bonds held by the fund and in a decrease in the fund’s net asset value and/or its distributions.

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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Prospectus – First American Tax Free Income Funds

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2010, FAF Advisors had more than $84 billion in assets under management, including investment company assets of more than $67 billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Short Tax Free Fund	0.28%
Intermediate Tax Free Fund	0.43%
Tax Free Fund	0.41%
California Tax Free Fund	0.07%
Colorado Tax Free Fund	0.00%
Minnesota Intermediate Tax Free Fund	0.37%
Minnesota Tax Free Fund	0.34%
Missouri Tax Free Fund	0.33%
Nebraska Tax Free Fund	0.00%
Ohio Tax Free Fund	0.00%
Oregon Intermediate Tax Free Fund	0.35%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended June 30, 2010.

In connection with the Transaction, shareholders of each fund will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of Transaction, which is subject to the satisfaction of customary conditions and is currently expected to occur by the end of 2010. Nuveen Asset Management LLC – which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring – will become the sub-advisor to the funds at the later of the closing of the internal restructuring or the closing of the Transaction.

Under the proposed investment advisory agreement with NAM (the “Management Agreement”), NAM will receive a management fee for providing both advisory services and certain administrative services to the funds. Fees payable to NAM under the Management Agreement include breakpoints which are dependent upon both fund and complex-level assets. Assuming asset levels as of June 30, 2010, adjusted to take into account redemptions by the U.S. Bank 401(k) Plan out of certain Funds which are expected to occur prior to closing of the Transaction, the management fee payable to NAM by each fund will be lower than the sum of the advisory fee and administration fee currently payable by such fund to the advisor. However, certain services provided to the funds under the current administration agreement will not be provided to the funds under the proposed Management Agreement and will be delegated to other service providers and paid for by the funds separately from the management fee. Similarly, certain fees paid by the advisor under the current administration agreement will not be paid by NAM under the proposed Management Agreement and will be paid directly by the funds. Immediately following the closing of the Transaction, the net expense ratio of each fund, after voluntary waivers by NAM and excluding any acquired fund fees and expenses, is expected to be the same or lower than the fund’s net expense ratio, after voluntary waivers and excluding any acquired fund fees and expenses, as of June 30, 2010, assuming the fund’s net assets at the time of closing the Transaction are no lower than their adjusted June 30 level. In addition, NAM has committed to maintain all current expense caps through June 30, 2011.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

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Prospectus – First American Tax Free Income Funds

Fund Management

Investment Advisor continued

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.25% of the aggregate average daily net assets of all open-end funds in the First American family of funds, other than the series of First American Strategy Funds, Inc. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds’ distributor.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Compensation Paid to Financial Intermediaries — Additional Payments to Financial Intermediaries.”

Portfolio Managers

The portfolio managers primarily responsible for the funds’ management are:

California Tax Free Fund.  Christopher L. Drahn, CFA, Senior Fixed-Income Portfolio Manager. Mr. Drahn has served as the primary portfolio manager for the fund since May 2005 and, prior to that, he co-managed the fund from February 2000 to May 2005. He entered the financial services industry when he joined FAF Advisors in 1980.

Michael S. Hamilton, Senior Fixed-Income Portfolio Manager. Mr. Hamilton has co-managed the fund since May 2005, and, prior to that, he served as the primary portfolio manager for the fund from December 2002 to May 2005. He entered the financial services industry when he joined FAF Advisors in 1989.

Colorado Tax Free Fund.  Christopher L. Drahn has served as the primary portfolio manager for the fund since June 2007 and, prior to that, he co-managed the fund since February 2000. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Michael L. Welle, CFA, Fixed-Income Trader, Portfolio Manager. Mr. Welle has co-managed the fund since June 2007. He entered the financial services industry when he joined FAF Advisors in 1992.

Intermediate Tax Free Fund.  Christopher L. Drahn has served as the primary portfolio manager for the fund since July 1998 and, prior to that, he co-managed the fund since February 1994. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Douglas J. White, CFA, Head of Tax Exempt Fixed Income. Mr. White has co-managed the fund since June 2007. He entered the financial services industry in 1983 and joined FAF Advisors in 1987.

Minnesota Intermediate Tax Free Fund.  Christopher L. Drahn has served as the primary portfolio manager for the fund since January 1998 and, prior to that, he co-managed the fund since February 1994. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Douglas J. White has co-managed the fund since July 1998. Information on Mr. White appears above under “Intermediate Tax Free Fund.”

Minnesota Tax Free Fund.  Douglas J. White has served as the primary portfolio manager for the fund since July 1988. Information on Mr. White appears above under “Intermediate Tax Free Fund.”

Christopher L. Drahn has co-managed the fund since February 2001. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Missouri Tax Free Fund.  Christopher L. Drahn has served as the primary portfolio manager for the fund since December 2002. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Douglas J. White has co-managed the fund since September 2001. Information on Mr. White appears above under “Intermediate Tax Free Fund.”

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Prospectus – First American Tax Free Income Funds

Fund Management

Portfolio Managers continued

Nebraska Tax Free Fund.  Michael L. Welle has served as the primary portfolio manager for the fund since June 2007. Information on Mr. Welle appears above under “Colorado Tax Free Fund.”

Christopher L. Drahn has co-managed the fund since February 2001. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Ohio Tax Free Fund.  Michael S. Hamilton has served as the primary portfolio manager for the fund since December 2002. Information on Mr. Hamilton appears above under “California Tax Free Fund.”

Christopher L. Drahn has co-managed the fund since April 2002. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Oregon Intermediate Tax Free Fund.  Michael S. Hamilton has served as the primary portfolio manager for the fund since May 1997. Information on Mr. Hamilton appears above under “California Tax Free Fund.”

Christopher L. Drahn has co-managed the fund since July 1998. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Short Tax Free Fund.  Michael L. Welle has served as the primary portfolio manager for the fund since June 2007. Information on Mr. Welle appears above under “Colorado Tax Free Fund.”

Christopher L. Drahn has co-managed the fund since October 2002. Information on Mr. Drahn appears above under “California Tax Free Fund.”

Tax Free Fund.  Douglas J. White has served as the primary portfolio manager for the fund since September 2001. Information on Mr. White appears above under “Intermediate Tax Free Fund.”

Christopher L. Drahn has co-managed the fund since June 2007. Information on Mr. Drahn appears above under “California Tax Free Fund.”

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the funds.

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Prospectus – First American Tax Free Income Funds

Shareholder Information

Pricing of Fund Shares

You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the SEC.

The funds have authorized certain investment professionals and financial institutions (“financial intermediaries”) to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on the net asset value (NAV) per share next calculated by the funds after your order is received by the funds or an authorized financial intermediary in proper form. Exchanges are also based on the NAV per share next calculated by the fund after your exchange request is received in proper form. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares,” “Redeeming Fund Shares,” or “Exchanging Fund Shares.”

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

Choosing a Share Class

The funds issue their shares two or more classes, as indicated by an “x” in the following table, with each class having a different cost structure. As noted below, only certain eligible investors can purchase Class Y shares of the funds, whereas Class A and Class C shares (the “Retail Share Classes”) are generally available to investors. You should decide which share class best suits your needs.

Share Class
Fund	A	C	Y

Short Tax Free Fund	x	—	x
Intermediate Tax Free Fund	x	x	x
Tax Free Fund	x	x	x
California Tax Free Fund	x	x	x
Colorado Tax Free Fund	x	x	x
Minnesota Intermediate Tax Free Fund	x	x	x
Minnesota Tax Free Fund	x	x	x
Missouri Tax Free Fund	x	x	x
Nebraska Tax Free Fund	x	x	x
Ohio Tax Free Fund	x	x	x
Oregon Intermediate Tax Free Fund	x	—	x

Eligibility to Invest in Class Y Shares

Class Y shares generally are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

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Prospectus – First American Tax Free Income Funds

Shareholder Information

Choosing a Share Class continued

Class Share Overview

	Front-End	Contingent Deferred
	Sales Charge	Sales Charge	Annual 12b-1 Fees
	(FESC)	(CDSC)	(as a% of net assets)

Class A	2.25%-4.25%[1]	None[2]	0.25%
Class C3	None	1.00%[4]	0.65%
Class Y	None	None	None

[1]	The FESC is reduced for larger purchases. See “Determining Your Share Price — Class A Shares” below.
[2]	Class A share investments of $1 million or more ($250,000 or more for Short Tax Free Fund) on which no FESC is paid may be subject to a CDSC of up to 1% (up to 0.60% for Short Tax Free Fund).
[3]	Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.
[4]	A 1% CDSC applies if you redeem your Class C shares within 12 months of purchase.

Between the Retail Share Classes, Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class C share orders that would cause your total investment in First American funds Class A, Class B, and Class C shares (not including First American money market funds) to equal or exceed $1 million, using the aggregation principles discussed below under “Determining Your Share Price — Class A Shares — Reducing Your Sales Charge on Class A Shares.” To the extent operationally possible, these orders will be automatically rejected.

Class Y shares are generally a better choice than a Retail Share Class if you are eligible to purchase these share classes.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The funds do not pay 12b-1 fees on Class Y shares. The 12b-1 fees paid by the funds are designated as distribution fees and/or shareholder servicing fees, as described here.

	Annual 12b-1 Fees
	(as a% of
	average daily net assets)
	Distribution	Shareholder
	Fee	Servicing Fee

Class A1	None	0.25%
Class C	0.40%	0.25%
Class Y	None	None

[1]	The distributor has contractually agreed to limit its Class A share 12b-1 fees for Short Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, and Oregon Intermediate Tax Free Fund to 0.15% of average daily net assets through October 31, 2011. In addition, the advisor has contractually agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.10% of average daily net assets for Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, California Tax Free Fund, Minnesota Tax Free Fund, and Missouri Tax Free Fund, and 0.20% of average daily net assets for Tax Free Fund through October 31, 2011.

Because 12b-1 fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following share class information separately on the website.

Class A Shares

Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The sales charge you pay may differ slightly from the amount set forth below because of rounding that occurs in the calculation used to determine your sales charge.

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Prospectus – First American Tax Free Income Funds

Shareholder Information

Determining Your Share Price continued

Short Tax Free Fund

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	2.25%	2.30%
$50,000 - $99,999	2.00%	2.04%
$100,000 - $249,999	1.25%	1.27%
$250,000 and over	0.00%	0.00%

Intermediate Tax Free Fund
Minnesota Intermediate Tax Free Fund
Oregon Intermediate Tax Free Fund

	Sales Charge
	As a % of	As a % of
Purchase Amount	Offering Price	Net Amount Invested

Less than $50,000	2.25%	2.30%
$50,000 - $99,999	2.00%	2.04%
$100,000 - $249,999	1.75%	1.78%
$250,000 - $499,999	1.25%	1.27%
$500,000 - $999,999	1.00%	1.01%
$1 million and over	0.00%	0.00%

California Tax Free Fund
Colorado Tax Free Fund
Minnesota Tax Free Fund
Missouri Tax Free Fund
Nebraska Tax Free Fund
Ohio Tax Free Fund
Tax Free Fund

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	4.25%	4.44%
$50,000 - $99,999	4.00%	4.17%
$100,000 - $249,999	3.50%	3.63%
$250,000 - $499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1 million and over	0.00%	0.00%

Reducing Your Sales Charge on Class A Shares.  As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as follows.

Prior Purchases.  Prior purchases of Class A, Class B, and Class C shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let’s say you’re making a $10,000 investment and you already own other First American fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net

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Prospectus – First American Tax Free Income Funds

Shareholder Information

Determining Your Share Price continued

asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares’ purchase price.

Purchases by Related Accounts.  Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American fund (except a money market fund) also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.

Letter of Intent.  If you plan to make an aggregate investment of $50,000 or more over a 13-month period in Class A or Class C shares of one or more First American funds, other than the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a CDSC of up to 1% (up to 0.60% for Short Tax Free Fund). See “Class A Share Investments of Over $1 Million” below.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your financial intermediary, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.

You should provide your financial intermediary with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:

•	All of your accounts at your financial intermediary.
•	All of your accounts at any other financial intermediary.
•	All accounts of any related party (such as a spouse or dependent child) held with any financial intermediary.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your financial intermediary may have this information.

More information on these ways to reduce your sales charge appears in the SAI.

Purchasing Class A Shares Without a Sales Charge.  The following persons may purchase a fund’s Class A shares at net asset value without a sales charge:

•	Directors, full-time employees and retirees of the advisor and its affiliates.
•	Current and retired officers and directors of the funds.
•	Full-time employees of any broker-dealer authorized to sell fund shares.
•	Full-time employees of the fund’s counsel.
•	Members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).
•	Persons who purchase the funds through “one-stop” mutual fund networks through which the funds are made available.
•	Persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.
•	Trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.
•	Group retirement and employee benefit plans.

In addition, persons who hold shares of a First American money market fund acquired pursuant to a prior arrangement under which the money market fund had served as a cash investment option for another mutual fund family may exchange those shares (including shares representing reinvested dividends) for Class A shares at net asset value without a sales charge.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.

Reinvesting After a Redemption.  If you redeem Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your financial intermediary.

Class A Share Investments of Over $1 Million.  There is no initial sales charge on Class A share purchases of $250,000 or more for Short Tax Free Fund and $1 million or more for each other fund (including purchases that reach such levels as a result of aggregating prior purchases and purchases by related accounts). However, your financial intermediary may receive a commission of up to 1% (up to 0.60% for Short Tax Free Fund) on your purchase. If such a commission is paid, you will be assessed a CDSC of up to 1% (up to 0.60% for Short Tax Free Fund) if you sell your shares within 18 months. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. To find out whether you will be assessed a CDSC, ask your financial intermediary.

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Prospectus – First American Tax Free Income Funds

Shareholder Information

Determining Your Share Price continued

The CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class A shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Class C Shares

Your purchase price for Class C shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class C shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Waiving Contingent Deferred Sales Charges

CDSCs on Class A and Class C share redemptions will be waived for:

•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an IRA or other retirement plan to a shareholder who has reached the age of 70 1/2.
•	Redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.
•	Redemptions required as a result of over-contribution to an IRA plan.

Class Y Shares

Your purchase price for Class Y shares is their net asset value. This share class does not have a front-end sales charge or a CDSC.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Purchasing Class A and Class C Shares

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500. The minimum additional investment is $100.

The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

By Phone.  You can purchase shares by calling your financial intermediary, if it has a sales agreement with the funds’ distributor. Once the initial minimum investment has been made, you can also place purchase orders in amounts equal to or greater than the minimum additional investment amount by calling Investor Services at 800 677-3863. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.

By Wire.  You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV, or public offering price as applicable based on your share class, calculated after the funds’ custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-3863. You cannot purchase shares by wire on days when federally chartered banks are closed.

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By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.  After you have established an account, you may add to your investment on a regular basis:

•	by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in additional shares of the fund, or
•	through automatic monthly exchanges into the fund from another First American fund of the same class.

You may apply for participation in either of these programs through your financial intermediary or by calling Investor Services at 800 677-3863.

Purchasing Class Y Shares

You may purchase Class Y shares by calling your financial intermediary. When purchasing shares, payment must generally be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed. The funds reserve the right to impose minimum investment amounts on clients of financial intermediaries that charge the funds or the advisor transaction or recordkeeping fees.

By Systematic Investment Plan.  You may add to your investment on a regular, automatic basis through a systematic investment plan. You may apply for participation in this program through your financial intermediary.

Redeeming Fund Shares

Redeeming Class A and Class C Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through a financial intermediary, simply call them to redeem your shares.

If you did not purchase shares through a financial intermediary, you may redeem your shares by calling Investor Services at 800 677-3863. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within two to three business days. The First American funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

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By Mail.  To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire.  You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank’s name and a voided check or pre-printed savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Redeeming Class Y Shares

You may redeem Class Y shares by calling your financial intermediary. If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

By Systematic Withdrawal Plan.  You may redeem a specific dollar amount from your account, on a regular, automatic basis through a systematic withdrawal plan. You may apply for participation in this program through your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Exchanging Fund Shares

Exchanging Class A and Class C Shares

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. If you want to exchange into a fund you do not currently own, your initial purchase of the fund’s shares, whether by exchange or otherwise, must satisfy the fund’s minimum initial investment requirement.

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Generally, you may exchange your shares only for the same class of shares of the other fund, with certain exceptions, including:

•	You may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to purchase Class Y shares.
•	If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class C shares for Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Short-Term Trading of Fund Shares” below.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your financial intermediary or by calling the funds directly at 800 677-3863.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Class A and Class C Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may add to your investment on a regular basis through automatic monthly exchanges of one First American fund into another First American fund of the same class. You may apply for participation in this program through your financial intermediary or by calling Investor Services at 800 677-3863.

Exchanging Class Y Shares

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to purchase Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial intermediary. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Short-Term Trading of Fund Shares” below.

By Systematic Exchange Plan.  You may move from one First American fund to another First American fund of the same class on a regular basis through automatic monthly exchanges. You may apply for participation in this program through your financial intermediary.

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAVs as of 3:00 p.m. Central time every day the New York Stock Exchange is open. The funds do not calculate their NAVs on national holidays, or any other days, on which the NYSE is closed for trading.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

Investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds’ board of directors. These independent pricing services also provide security valuations for certain other investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds’

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board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there is no current market value quotation; and
•	Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Short-Term Trading of Fund Shares

The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds’ board of directors has adopted policies and procedures designed to detect and deter short-term trading in the funds’ shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds’ shares in violation of these policies.

Risks Associated with Short-Term Trading.  Short-term trading in a fund’s shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund’s portfolio, increase the fund’s transaction costs, administrative costs and taxes, and/or impact the fund’s performance.

In addition, the nature of a fund’s portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as “arbitrage market timing,” and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.  The funds’ advisor monitors trading in fund shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor’s trading history in any of the First American funds, in non-First American mutual funds, or in accounts under a person’s common ownership or control.

Certain transactions are not subject to the funds’ short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio rebalancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.

Fund shares are frequently held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds generally seek to apply

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their short-term trading policies and procedures to these omnibus account arrangements, and monitor trading activity at the omnibus account level to attempt to identify disruptive trades. Under agreements that the funds (or the funds’ distributor) have entered into with intermediaries, the funds may request transaction information from intermediaries at any time in order to determine whether there has been short-term trading by the intermediaries’ customers. The funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the intermediary take appropriate action to curtail the activity. If the intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the funds’ policies and procedures. If you purchase or sell fund shares through an intermediary, you should contact them to determine whether they impose different requirements or restrictions.

Telephone Transactions

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.

Once a telephone transaction has been placed, it generally cannot be canceled or modified.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Accounts with Low Balances

Each fund reserves the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $1,000 for any reason, including market fluctuation.

If a fund elects to liquidate or assess a low balance account fee, then annually, on or about the second Wednesday of August, the fund will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance account fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy.

Redemption in Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, if you redeem more than $250,000 of a fund’s assets within a 30-day period, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities from the fund’s portfolio instead of cash. The advisor will value these securities in accordance with the pricing methods employed to calculate the fund’s net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.

Dividends and Distributions

Dividends from a fund’s net investment income are declared daily and paid monthly. Any capital gains are distributed at least once each year. Generally, you will begin to earn dividends on the next business day after the fund receives your payment and will continue to earn dividends through the business day immediately preceding the day the fund pays your redemption proceeds.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-3863. If you request that your distributions be paid in cash but those distributions

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cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Federal Taxes on Distributions

Each fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Short Tax Free Fund’s, Intermediate Tax Free Fund’s, and Tax Free Fund’s exempt-interest dividends generally will be subject to state or local income taxes.

Dividends paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions paid from taxable interest income will be taxed as ordinary income and not as “qualifying dividends” that are taxed at the same rate as long-term capital gains. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Unless applicable tax provisions are extended, the current 15% maximum tax rate applicable to capital gains and the favorable treatment of “qualified dividend” income are scheduled to expire after 2010.

Federal Taxes on Transactions

The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income. Unless applicable tax provisions are extended, the current 15% maximum tax rate applicable to capital gains is scheduled to expire after 2010.

If, in redemption of his or her shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

State Taxes on Distributions

California Income Taxation.  California Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts, and estates. To meet these requirements, at least 50% of the value of the fund’s total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.

Colorado Income Taxation.  Dividends paid by Colorado Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates, and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

Minnesota Income Taxation.  Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund intend to comply with certain state tax requirements so that dividends they pay that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the funds must be derived from interest on Minnesota municipal securities. A portion of the funds’ dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

Missouri Income Taxation.  Dividends paid by Missouri Tax Free Fund will be exempt from Missouri income taxes for individuals, estates, trusts, and corporations to the extent they are derived from interest on Missouri municipal obligations.

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Nebraska Income Taxation.  Dividends paid by Nebraska Tax Free Fund will be exempt from Nebraska income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Nebraska municipal obligations. A portion of the fund’s dividends may be subject to the Nebraska minimum tax.

Ohio Income Taxation.  Dividends paid by Ohio Tax Free Fund will be exempt from Ohio income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Ohio municipal obligations.

Oregon Income Taxation.  Dividends paid by Oregon Intermediate Tax Free Fund will be exempt from Oregon income taxes for individuals, trusts, and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.

More information about tax considerations that may affect the funds and their shareholders appears in the funds’ SAI.

Compensation Paid to Financial Intermediaries

The funds’ distributor receives any front-end sales charge or CDSC that you pay and any 12b-1 fees paid by the funds. From this revenue, the distributor will pay financial intermediaries for the services they provide. The funds’ advisor and/or distributor may make additional payments to intermediaries from their own assets, as described below under “Additional Payments to Financial Intermediaries.”

Sales Charge Reallowance

The distributor pays (or “reallows”) a portion of the front-end sales charge on Class A shares to your financial intermediary, as follows:

Short Tax Free Fund

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	2.00%
$50,000 - $99,999	1.75%
$100,000 - $249,999	1.00%
$250,000 and over	0.00%

Intermediate Tax Free Fund
Minnesota Intermediate Tax Free Fund
Oregon Intermediate Tax Free Fund

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	2.00%
$50,000 - $99,999	1.75%
$100,000 - $249,999	1.50%
$250,000 - $499,999	1.00%
$500,000 - $999,999	0.75%
$1 million and over	0.00%

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California Tax Free Fund
Colorado Tax Free Fund
Minnesota Tax Free Fund
Missouri Tax Free Fund
Nebraska Tax Free Fund
Ohio Tax Free Fund
Tax Free Fund

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	4.00%
$50,000 - $99,999	3.75%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.25%
$500,000 - $999,999	1.75%
$1 million and over	0.00%

Sales Commissions

There is no initial sales charge on Class A share purchases of $250,000 or more for Short Tax Free Fund and $1 million or more for each other fund. However, your financial intermediary may receive a commission of up to 1% (up to 0.60% for Short Tax Free Fund) on your purchase. Although you pay no front-end sales charge when you buy Class C shares, the funds’ distributor pays a sales commission of 1% of the amount invested to intermediaries selling Class C shares.

12b-1 Fees

The funds’ distributor uses the 12b-1 shareholder servicing fee to compensate financial intermediaries for administrative services performed on behalf of the intermediaries’ customers. These intermediaries receive shareholder servicing fees of up to 0.25% of a fund’s Class A and Class C share average daily net assets attributable to shares sold through them. For Class A shares, the distributor begins to pay shareholder servicing fees to these intermediaries immediately after you purchase shares. For Class C shares, the distributor begins to pay shareholder servicing fees to these intermediaries one year after you purchase shares, but only if you continue to hold the shares at that time.

The funds’ distributor uses the 12b-1 distribution fee to compensate financial intermediaries for the sale of fund shares to their customers. The funds’ distributor pays intermediaries that sell Class C shares a 0.40% annual distribution fee beginning one year after the shares are sold.

In all cases, intermediaries continue to receive 12b-1 fees for as long as you hold fund shares.

Additional Payments to Financial Intermediaries

The advisor and/or the distributor may pay additional compensation to financial intermediaries out of their own resources to selected intermediaries for the purposes of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. The amounts of these payments could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the advisor and/or the distributor preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the intermediary sells or may sell; the value of the assets invested in the First American funds by the intermediary’s customers; the type and nature of services or support furnished by the intermediary; and/or other measures as determined from time to time by the advisor and/or distributor. Such payments are generally asset based but also may include the payment of a lump sum for services provided. In addition, the advisor and/or the distributor may make payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in fund shares), operational charges, literature printing and/or distribution costs, and networking fees.

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The advisor and/or distributor may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask your financial intermediary for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your intermediary provides, as well as about fees and/or commissions your intermediary charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the report of independent registered public accounting firm. In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares, but some transactions, such as systematic purchases and dividend reinvestments, are reported on your account statement. Generally, the funds do not send statements for shares held in a brokerage account or to individuals who have their shares held in an omnibus account, such as retirement plan participants. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-3863.

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Prospectus – First American Tax Free Income Funds

Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Short Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.74	$9.79	$9.70	$9.68	$9.78	$9.96

Investment Operations:
Net Investment Income	0.20	0.28	0.30	0.28	0.19	0.24
Realized and Unrealized Gains (Losses) on Investments	0.22	(0.07)	0.10	0.03	(0.09)	(0.17)

Total From Investment Operations	0.42	0.21	0.40	0.31	0.10	0.07

Less Distributions:
Dividends (from net investment income)	(0.18)	(0.26)	(0.31)	(0.29)	(0.20)	(0.25)

Total Distributions	(0.18)	(0.26)	(0.31)	(0.29)	(0.20)	(0.25)

Net Asset Value, End of Period	$9.98	$9.74	$9.79	$9.70	$9.68	$9.78

Total Return[2]	4.38%	2.17%	4.17%	3.22%	1.02%	0.67%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$7,168	$3,376	$2,308	$2,410	$3,321	$4,103
Ratio of Expenses to Average Net Assets	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.71%	3.05%	2.94%	2.65%	2.46%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.06%	1.11%	1.11%	1.08%	1.08%	1.06%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.49%	2.35%	2.69%	2.61%	2.32%	2.15%
Portfolio Turnover Rate	45%	70%	58%	57%	22%	37%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Financial Highlights
Short Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.74	$9.79	$9.70	$9.68	$9.78	$9.96

Investment Operations:
Net Investment Income	0.20	0.27	0.31	0.31	0.21	0.26
Realized and Unrealized Gains (Losses) on Investments	0.24	(0.05)	0.10	0.01	(0.10)	(0.18)

Total From Investment Operations	0.44	0.22	0.41	0.32	0.11	0.08

Less Distributions:
Dividends (from net investment income)	(0.20)	(0.27)	(0.32)	(0.30)	(0.21)	(0.26)

Total Distributions	(0.20)	(0.27)	(0.32)	(0.30)	(0.21)	(0.26)

Net Asset Value, End of Period	$9.98	$9.74	$9.79	$9.70	$9.68	$9.78

Total Return[2]	4.53%	2.32%	4.33%	3.37%	1.13%	0.83%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$310,783	$178,950	$143,985	$161,468	$235,900	$329,647
Ratio of Expenses to Average Net Assets	0.59%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.84%	3.20%	3.09%	2.80%	2.62%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.81%	0.86%	0.86%	0.83%	0.83%	0.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.74%	2.58%	2.94%	2.86%	2.57%	2.41%
Portfolio Turnover Rate	45%	70%	58%	57%	22%	37%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Intermediate Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$10.46	$10.51	$10.63	$10.63	$10.92	$11.18

Investment Operations:
Net Investment Income	0.43	0.45	0.44	0.44	0.32	0.44
Realized and Unrealized Gains (Losses) on Investments	0.44	(0.03)	(0.09)	0.01	(0.26)	(0.19)

Total From Investment Operations	0.87	0.42	0.35	0.45	0.06	0.25

Less Distributions:
Dividends (from net investment income)	(0.43)	(0.46)	(0.43)	(0.44)	(0.32)	(0.45)
Distributions (from net realized gains)	—	(0.01)	(0.04)	(0.01)	(0.03)	(0.06)

Total Distributions	(0.43)	(0.47)	(0.47)	(0.45)	(0.35)	(0.51)

Net Asset Value, End of Period	$10.90	$10.46	$10.51	$10.63	$10.63	$10.92

Total Return[3]	8.42%	4.09%	3.33%	4.27%	0.56%	2.31%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$59,606	$35,017	$27,554	$29,687	$32,521	$34,658
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.77%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	4.01%	4.29%	4.10%	4.08%	3.95%	3.98%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.02%	1.02%	1.02%	1.02%	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.74%	4.02%	3.85%	3.91%	3.75%	3.78%
Portfolio Turnover Rate	10%	13%	19%	27%	15%	15%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Fiscal period
ended
June 30,
Class C Shares	2010[1]

Per Share Data
Net Asset Value, Beginning of Period	$10.76

Investment Operations:
Net Investment Income	0.25
Realized and Unrealized Gains on Investments	0.18

Total From Investment Operations	0.43

Less Distributions:
Dividends (from net investment income)	(0.25)

Total Distributions	(0.25)

Net Asset Value, End of Period	$10.94

Total Return[2]	4.05%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$1,484
Ratio of Expenses to Average Net Assets	1.35%
Ratio of Net Investment Income to Average Net Assets	3.44%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.42%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.37%
Portfolio Turnover Rate	10%

[1]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.

[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Intermediate Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$10.43	$10.49	$10.61	$10.61	$10.90	$11.16

Investment Operations:
Net Investment Income	0.44	0.45	0.44	0.45	0.33	0.46
Realized and Unrealized Gains (Losses) on Investments	0.44	(0.04)	(0.08)	0.01	(0.26)	(0.19)

Total From Investment Operations	0.88	0.41	0.36	0.46	0.07	0.27

Less Distributions:
Dividends (from net investment income)	(0.44)	(0.46)	(0.44)	(0.45)	(0.33)	(0.47)
Distributions (from net realized gains)	—	(0.01)	(0.04)	(0.01)	(0.03)	(0.06)

Total Distributions	(0.44)	(0.47)	(0.48)	(0.46)	(0.36)	(0.53)

Net Asset Value, End of Period	$10.87	$10.43	$10.49	$10.61	$10.61	$10.90

Total Return[2]	8.50%	4.05%	3.41%	4.43%	0.67%	2.47%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$716,452	$642,395	$630,820	$554,618	$596,306	$641,141
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	4.05%	4.34%	4.17%	4.23%	4.10%	4.13%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.77%	0.77%	0.77%	0.77%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.98%	4.27%	4.10%	4.16%	4.00%	4.03%
Portfolio Turnover Rate	10%	13%	19%	27%	15%	15%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Financial Highlights
Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.65	$10.26	$10.77	$10.86	$11.10	$11.18

Income From Investment Operations:
Net Investment Income	0.49	0.48	0.45	0.45	0.35	0.47
Realized and Unrealized Gains (Losses) on Investments	0.97	(0.59)	(0.46)	—	(0.20)	0.03

Total From Investment Operations	1.46	(0.11)	(0.01)	0.45	0.15	0.50

Less Distributions:
Dividends (from net investment income)	(0.50)	(0.48)	(0.44)	(0.45)	(0.35)	(0.47)
Distributions (from net realized gains)	—	(0.02)	(0.06)	(0.09)	(0.04)	(0.11)

Total Distributions	(0.50)	(0.50)	(0.50)	(0.54)	(0.39)	(0.58)

Net Asset Value, End of Period	$10.61	$9.65	$10.26	$10.77	$10.86	$11.10

Total Return[2]	15.32%	(0.80)%	(0.05)%	4.16%	1.37%	4.51%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$45,885	$35,276	$35,557	$37,760	$36,519	$38,205
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.78%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	4.70%	5.07%	4.28%	4.08%	4.28%	4.20%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.04%	1.04%	1.02%	1.03%	1.06%	1.06%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.41%	4.78%	4.04%	4.00%	4.17%	4.09%
Portfolio Turnover Rate	25%	34%	52%	31%	13%	8%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.61	$10.21	$10.72	$10.81	$11.05	$11.13

Investment Operations:
Net Investment Income	0.43	0.42	0.39	0.40	0.32	0.42
Realized and Unrealized Gains (Losses) on Investments	0.96	(0.57)	(0.45)	0.01	(0.20)	0.03

Total From Investment Operations	1.39	(0.15)	(0.06)	0.41	0.12	0.45

Less Distributions:
Dividends (from net investment income)	(0.44)	(0.43)	(0.39)	(0.41)	(0.32)	(0.42)
Distributions (from net realized gains)	—	(0.02)	(0.06)	(0.09)	(0.04)	(0.11)

Total Distributions	(0.44)	(0.45)	(0.45)	(0.50)	(0.36)	(0.53)

Net Asset Value, End of Period	$10.56	$9.61	$10.21	$10.72	$10.81	$11.05

Total Return[2]	14.60%	(1.30)%	(0.61)%	3.76%	1.06%	4.13%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,698	$3,442	$3,104	$2,495	$2,210	$2,712
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	4.09%	4.48%	3.72%	3.67%	3.87%	3.80%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.44%	1.44%	1.43%	1.51%	1.81%	1.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.00%	4.39%	3.64%	3.51%	3.41%	3.34%
Portfolio Turnover Rate	25%	34%	52%	31%	13%	8%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.66	$10.27	$10.78	$10.87	$11.11	$11.19

Investment Operations:
Net Investment Income	0.49	0.49	0.46	0.48	0.37	0.50
Realized and Unrealized Gains (Losses) on Investments	0.97	(0.59)	(0.46)	—	(0.20)	0.02

Total From Investment Operations	1.46	(0.10)	—	0.48	0.17	0.52

Less Distributions:
Dividends (from net investment income)	(0.50)	(0.49)	(0.45)	(0.48)	(0.37)	(0.49)
Distributions (from net realized gains)	—	(0.02)	(0.06)	(0.09)	(0.04)	(0.11)

Total Distributions	(0.50)	(0.51)	(0.51)	(0.57)	(0.41)	(0.60)

Net Asset Value, End of Period	$10.62	$9.66	$10.27	$10.78	$10.87	$11.11

Total Return[2]	15.36%	(0.75)%	0.04%	4.42%	1.57%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$444,217	$381,048	$448,774	$539,360	$455,910	$436,303
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	4.77%	5.10%	4.36%	4.32%	4.53%	4.45%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.79%	0.79%	0.78%	0.78%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.68%	5.01%	4.28%	4.24%	4.42%	4.34%
Portfolio Turnover Rate	25%	34%	52%	31%	13%	8%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
California Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$10.27	$10.71	$10.98	$10.96	$11.24	$11.40

Investment Operations:
Net Investment Income	0.47	0.46	0.46	0.45	0.33	0.44
Realized and Unrealized Gains (Losses) on Investments	0.63	(0.44)	(0.23)	0.06	(0.26)	(0.05)

Total From Investment Operations	1.10	0.02	0.23	0.51	0.07	0.39

Less Distributions:
Dividends (from net investment income)	(0.46)	(0.46)	(0.46)	(0.45)	(0.33)	(0.44)
Distributions (from net realized gains)	(0.03)	—	(0.04)	(0.04)	(0.02)	(0.11)

Total Distributions	(0.49)	(0.46)	(0.50)	(0.49)	(0.35)	(0.55)

Net Asset Value, End of Period	$10.88	$10.27	$10.71	$10.98	$10.96	$11.24

Total Return[2]	10.89%	0.29%	2.11%	4.62%	0.63%	3.50%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$17,315	$16,417	$12,076	$11,375	$10,783	$11,888
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.67%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	4.36%	4.51%	4.19%	4.00%	3.99%	3.88%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.18%	1.28%	1.46%	1.46%	1.34%	1.15%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.83%	3.88%	3.40%	3.29%	3.40%	3.48%
Portfolio Turnover Rate	16%	27%	45%	36%	24%	14%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$10.28	$10.72	$10.99	$10.97	$11.25	$11.41

Investment Operations:
Net Investment Income	0.41	0.41	0.40	0.41	0.30	0.40
Realized and Unrealized Gains (Losses) on Investments	0.64	(0.44)	(0.22)	0.05	(0.26)	(0.05)

Total From Investment Operations	1.05	(0.03)	0.18	0.46	0.04	0.35

Less Distributions:
Dividends (from net investment income)	(0.41)	(0.41)	(0.41)	(0.40)	(0.30)	(0.40)
Distributions (from net realized gains)	(0.03)	—	(0.04)	(0.04)	(0.02)	(0.11)

Total Distributions	(0.44)	(0.41)	(0.45)	(0.44)	(0.32)	(0.51)

Net Asset Value, End of Period	$10.89	$10.28	$10.72	$10.99	$10.97	$11.25

Total Return[2]	10.33%	(0.21)%	1.61%	4.17%	0.33%	3.11%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,674	$4,064	$2,480	$1,507	$3,592	$3,068
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	3.86%	4.01%	3.68%	3.60%	3.60%	3.47%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.58%	1.68%	1.85%	1.98%	2.09%	1.90%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.43%	3.48%	2.98%	2.77%	2.66%	2.72%
Portfolio Turnover Rate	16%	27%	45%	36%	24%	14%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Financial Highlights
California Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$10.27	$10.71	$10.98	$10.97	$11.25	$11.40

Investment Operations:
Net Investment Income	0.48	0.48	0.48	0.47	0.35	0.47
Realized and Unrealized Gains (Losses) on Investments	0.64	(0.45)	(0.23)	0.05	(0.26)	(0.04)

Total From Investment Operations	1.12	0.03	0.25	0.52	0.09	0.43

Less Distributions:
Dividends (from net investment income)	(0.48)	(0.47)	(0.48)	(0.47)	(0.35)	(0.47)
Distributions (from net realized gains)	(0.03)	—	(0.04)	(0.04)	(0.02)	(0.11)

Total Distributions	(0.51)	(0.47)	(0.52)	(0.51)	(0.37)	(0.58)

Net Asset Value, End of Period	$10.88	$10.27	$10.71	$10.98	$10.97	$11.25

Total Return[2]	11.06%	0.44%	2.28%	4.78%	0.82%	3.85%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$81,609	$77,616	$30,485	$24,835	$21,767	$19,556
Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.51%	4.62%	4.36%	4.25%	4.24%	4.12%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.93%	1.03%	1.20%	1.21%	1.09%	0.90%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.08%	4.09%	3.66%	3.54%	3.65%	3.72%
Portfolio Turnover Rate	16%	27%	45%	36%	24%	14%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Colorado Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.60	$10.28	$10.61	$10.73	$11.30	$11.52

Investment Operations:
Net Investment Income	0.43	0.41	0.48	0.46	0.35	0.49
Realized and Unrealized Gains (Losses) on Investments	0.60	(0.56)	(0.33)	(0.02)	(0.26)	(0.11)

Total From Investment Operations	1.03	(0.15)	0.15	0.44	0.09	0.38

Less Distributions:
Dividends (from net investment income)	(0.42)	(0.45)	(0.45)	(0.48)	(0.34)	(0.51)
Distributions (from net realized gains)	(0.09)	(0.08)	(0.03)	(0.08)	(0.32)	(0.09)

Total Distributions	(0.51)	(0.53)	(0.48)	(0.56)	(0.66)	(0.60)

Net Asset Value, End of Period	$10.12	$9.60	$10.28	$10.61	$10.73	$11.30

Total Return[2]	10.91%	(1.20)%	1.52%	4.13%	0.77%	3.36%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$10,811	$11,088	$5,815	$8,788	$8,507	$8,362
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	4.23%	4.58%	4.40%	4.27%	4.30%	4.23%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.29%	1.45%	1.80%	1.75%	1.52%	1.18%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.69%	3.88%	3.35%	3.27%	3.53%	3.80%
Portfolio Turnover Rate	25%	41%	49%	47%	35%	30%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.57	$10.26	$10.59	$10.71	$11.28	$11.50

Investment Operations:
Net Investment Income	0.38	0.41	0.42	0.42	0.32	0.43
Realized and Unrealized Gains (Losses) on Investments	0.61	(0.61)	(0.31)	(0.02)	(0.27)	(0.10)

Total From Investment Operations	0.99	(0.20)	0.11	0.40	0.05	0.33

Less Distributions:
Dividends (from net investment income)	(0.38)	(0.41)	(0.41)	(0.44)	(0.30)	(0.46)
Distributions (from net realized gains)	(0.09)	(0.08)	(0.03)	(0.08)	(0.32)	(0.09)

Total Distributions	(0.47)	(0.49)	(0.44)	(0.52)	(0.62)	(0.55)

Net Asset Value, End of Period	$10.09	$9.57	$10.26	$10.59	$10.71	$11.28

Total Return[2]	10.51%	(1.70)%	1.12%	3.72%	0.47%	2.95%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,172	$2,891	$2,859	$2,888	$3,007	$3,423
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	3.83%	4.19%	3.98%	3.87%	3.90%	3.83%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.69%	1.85%	2.20%	2.24%	2.27%	1.93%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.29%	3.49%	2.93%	2.78%	2.78%	3.05%
Portfolio Turnover Rate	25%	41%	49%	47%	35%	30%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Colorado Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.62	$10.29	$10.63	$10.75	$11.32	$11.53

Investment Operations:
Net Investment Income	0.45	0.44	0.49	0.50	0.37	0.51
Realized and Unrealized Gains (Losses) on Investments	0.61	(0.58)	(0.32)	(0.03)	(0.26)	(0.09)

Total From Investment Operations	1.06	(0.14)	0.17	0.47	0.11	0.42

Less Distributions:
Dividends (from net investment income)	(0.45)	(0.45)	(0.48)	(0.51)	(0.36)	(0.54)
Distributions (from net realized gains)	(0.09)	(0.08)	(0.03)	(0.08)	(0.32)	(0.09)

Total Distributions	(0.54)	(0.53)	(0.51)	(0.59)	(0.68)	(0.63)

Net Asset Value, End of Period	$10.14	$9.62	$10.29	$10.63	$10.75	$11.32

Total Return[2]	11.16%	(0.85)%	1.67%	4.39%	0.96%	3.70%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$49,244	$51,521	$15,889	$13,477	$10,181	$8,363
Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.48%	4.81%	4.63%	4.51%	4.58%	4.48%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.04%	1.20%	1.55%	1.50%	1.27%	0.93%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.94%	4.11%	3.58%	3.51%	3.81%	4.05%
Portfolio Turnover Rate	25%	41%	49%	47%	35%	30%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

75
Prospectus – First American Tax Free Income Funds

Financial Highlights
Minnesota Intermediate Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.67	$9.75	$9.83	$9.88	$10.16	$10.34

Investment Operations:
Net Investment Income	0.36	0.38	0.39	0.39	0.29	0.39
Realized and Unrealized Gains (Losses) on Investments	0.46	(0.05)	(0.05)	(0.01)	(0.22)	(0.15)

Total From Investment Operations	0.82	0.33	0.34	0.38	0.07	0.24

Less Distributions:
Dividends (from net investment income)	(0.36)	(0.38)	(0.39)	(0.38)	(0.29)	(0.39)
Distributions (from net realized gains)	(0.01)	(0.03)	(0.03)	(0.05)	(0.06)	(0.03)

Total Distributions	(0.37)	(0.41)	(0.42)	(0.43)	(0.35)	(0.42)

Net Asset Value, End of Period	$10.12	$9.67	$9.75	$9.83	$9.88	$10.16

Total Return[2]	8.51%	3.53%	3.53%	3.87%	0.74%	2.33%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$34,957	$23,019	$22,059	$21,153	$26,526	$32,326
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.77%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	3.61%	4.00%	3.95%	3.86%	3.85%	3.78%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.08%	1.07%	1.07%	1.07%	1.08%	1.06%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.28%	3.68%	3.65%	3.64%	3.62%	3.57%
Portfolio Turnover Rate	9%	18%	15%	18%	11%	15%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Fiscal period
ended
June 30,
Class C Shares	2010[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.94

Investment Operations:
Net Investment Income	0.21
Realized and Unrealized Gains on Investments	0.20

Total From Investment Operations	0.41

Less Distributions:
Dividends (from net investment income)	(0.20)
Distributions (from net realized gains)	(0.01)

Total Distributions	(0.21)

Net Asset Value, End of Period	$10.14

Total Return[2]	4.15%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$3,965
Ratio of Expenses to Average Net Assets	1.35%
Ratio of Net Investment Income to Average Net Assets	3.00%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.48%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.87%
Portfolio Turnover Rate	9%

[1]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.

[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Minnesota Intermediate Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.62	$9.69	$9.78	$9.83	$10.11	$10.29

Investment Operations:
Net Investment Income	0.36	0.39	0.39	0.40	0.30	0.40
Realized and Unrealized Gains (Losses) on Investments	0.45	(0.04)	(0.05)	—	(0.22)	(0.15)

Total From Investment Operations	0.81	0.35	0.34	0.40	0.08	0.25

Less Distributions:
Dividends (from net investment income)	(0.36)	(0.39)	(0.40)	(0.40)	(0.30)	(0.40)
Distributions (from net realized gains)	(0.01)	(0.03)	(0.03)	(0.05)	(0.06)	(0.03)

Total Distributions	(0.37)	(0.42)	(0.43)	(0.45)	(0.36)	(0.43)

Net Asset Value, End of Period	$10.06	$9.62	$9.69	$9.78	$9.83	$10.11

Total Return[2]	8.50%	3.71%	3.51%	4.05%	0.85%	2.50%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$193,443	$172,440	$175,681	$168,920	$175,485	$197,251
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	3.66%	4.04%	4.02%	4.01%	4.00%	3.93%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.83%	0.82%	0.82%	0.82%	0.83%	0.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.53%	3.92%	3.90%	3.89%	3.87%	3.82%
Portfolio Turnover Rate	9%	18%	15%	18%	11%	15%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

77
Prospectus – First American Tax Free Income Funds

Financial Highlights
Minnesota Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.98	$10.48	$10.93	$10.97	$11.21	$11.23

Investment Operations:
Net Investment Income	0.41	0.43	0.44	0.46	0.35	0.45
Realized and Unrealized Gains (Losses) on Investments	0.89	(0.44)	(0.38)	(0.02)	(0.21)	0.03

Total From Investment Operations	1.30	(0.01)	0.06	0.44	0.14	0.48

Less Distributions:
Dividends (from net investment income)	(0.41)	(0.43)	(0.45)	(0.45)	(0.35)	(0.45)
Distributions (from net realized gains)	—	(0.06)	(0.06)	(0.03)	(0.03)	(0.05)

Total Distributions	(0.41)	(0.49)	(0.51)	(0.48)	(0.38)	(0.50)

Net Asset Value, End of Period	$10.87	$9.98	$10.48	$10.93	$10.97	$11.21

Total Return[2]	13.19%	0.07%	0.54%	4.05%	1.28%	4.42%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$91,922	$87,218	$102,089	$106,732	$101,142	$106,783
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.87%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	3.86%	4.32%	4.14%	4.10%	4.15%	4.04%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.11%	1.11%	1.10%	1.10%	1.10%	1.06%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.60%	4.06%	3.91%	3.95%	4.00%	3.93%
Portfolio Turnover Rate	34%	28%	37%	20%	11%	16%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.94	$10.44	$10.89	$10.93	$11.17	$11.19

Investment Operations:
Net Investment Income	0.36	0.38	0.40	0.42	0.31	0.41
Realized and Unrealized Gains (Losses) on Investments	0.88	(0.44)	(0.39)	(0.02)	(0.20)	0.03

Total From Investment Operations	1.24	(0.06)	0.01	0.40	0.11	0.44

Less Distributions:
Dividends (from net investment income)	(0.36)	(0.38)	(0.40)	(0.41)	(0.32)	(0.41)
Distributions (from net realized gains)	—	(0.06)	(0.06)	(0.03)	(0.03)	(0.05)

Total Distributions	(0.36)	(0.44)	(0.46)	(0.44)	(0.35)	(0.46)

Net Asset Value, End of Period	$10.82	$9.94	$10.44	$10.89	$10.93	$11.17

Total Return[2]	12.58%	(0.42)%	0.06%	3.65%	0.98%	4.02%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$26,772	$20,489	$20,061	$14,221	$10,359	$9,841
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.82%	3.63%	3.69%	3.75%	3.64%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.51%	1.51%	1.50%	1.58%	1.85%	1.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.19%	3.66%	3.48%	3.46%	3.25%	3.18%
Portfolio Turnover Rate	34%	28%	37%	20%	11%	16%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

78
Prospectus – First American Tax Free Income Funds

Financial Highlights
Minnesota Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.97	$10.47	$10.92	$10.96	$11.20	$11.22

Investment Operations:
Net Investment Income	0.42	0.44	0.46	0.48	0.36	0.48
Realized and Unrealized Gains (Losses) on Investments	0.90	(0.44)	(0.38)	(0.01)	(0.20)	0.03

Total From Investment Operations	1.32	—	0.08	0.47	0.16	0.51

Less Distributions:
Dividends (from net investment income)	(0.43)	(0.44)	(0.47)	(0.48)	(0.37)	(0.48)
Distributions (from net realized gains)	—	(0.06)	(0.06)	(0.03)	(0.03)	(0.05)

Total Distributions	(0.43)	(0.50)	(0.53)	(0.51)	(0.40)	(0.53)

Net Asset Value, End of Period	$10.86	$9.97	$10.47	$10.92	$10.96	$11.20

Total Return[2]	13.37%	0.23%	0.71%	4.31%	1.47%	4.69%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$52,639	$42,093	$44,993	$56,181	$48,760	$46,471
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	4.00%	4.47%	4.32%	4.35%	4.40%	4.29%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.86%	0.86%	0.85%	0.85%	0.85%	0.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.84%	4.31%	4.17%	4.20%	4.25%	4.18%
Portfolio Turnover Rate	34%	28%	37%	20%	11%	16%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Missouri Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$11.11	$11.40	$11.72	$11.76	$12.14	$12.32

Investment Operations:
Net Investment Income	0.48	0.47	0.46	0.45	0.34	0.45
Realized and Unrealized gains (Losses) on Investments	0.66	(0.26)	(0.29)	0.05	(0.29)	(0.12)

Total From Investment Operations	1.14	0.21	0.17	0.50	0.05	0.33

Less Distributions:
Dividends (from net investment income)	(0.48)	(0.47)	(0.46)	(0.45)	(0.34)	(0.45)
Distributions (from net realized gains)	(0.09)	(0.03)	(0.03)	(0.09)	(0.09)	(0.06)

Total Distributions	(0.57)	(0.50)	(0.49)	(0.54)	(0.43)	(0.51)

Net Asset Value, End of Period	$11.68	$11.11	$11.40	$11.72	$11.76	$12.14

Total Return[2]	10.41%	2.01%	1.44%	4.23%	0.38%	2.74%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$23,830	$22,766	$23,135	$24,945	$26,972	$30,188
Ratio of Expenses to Average Net Assets	0.85%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	4.14%	4.25%	3.92%	3.78%	3.74%	3.65%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.12%	1.12%	1.10%	1.10%	1.09%	1.06%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.87%	4.08%	3.77%	3.63%	3.60%	3.54%
Portfolio Turnover Rate	15%	17%	20%	33%	20%	19%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$11.08	$11.36	$11.69	$11.73	$12.12	$12.29

Investment Operations:
Net Investment Income	0.43	0.43	0.41	0.41	0.30	0.40
Realized and Unrealized Gains (Losses) on Investments	0.66	(0.25)	(0.30)	0.04	(0.30)	(0.11)

Total From Investment Operations	1.09	0.18	0.11	0.45	0.00	0.29

Less Distributions:
Dividends (from net investment income)	(0.43)	(0.43)	(0.41)	(0.40)	(0.30)	(0.40)
Distributions (from net realized gains)	(0.09)	(0.03)	(0.03)	(0.09)	(0.09)	(0.06)

Total Distributions	(0.52)	(0.46)	(0.44)	(0.49)	(0.39)	(0.46)

Net Asset Value, End of Period	$11.65	$11.08	$11.36	$11.69	$11.73	$12.12

Total Return[2]	9.90%	1.70%	0.95%	3.84%	0.00%	2.42%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,653	$757	$406	$518	$214	$190
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.85%	3.53%	3.35%	3.34%	3.25%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.52%	1.52%	1.50%	1.57%	1.84%	1.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.45%	3.68%	3.38%	3.13%	2.85%	2.79%
Portfolio Turnover Rate	15%	17%	20%	33%	20%	19%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Missouri Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$11.12	$11.40	$11.73	$11.76	$12.15	$12.32

Investment Operations:
Net Investment Income	0.50	0.49	0.48	0.48	0.36	0.48
Realized and Unrealized Gains (Losses) on Investments	0.66	(0.24)	(0.30)	0.06	(0.30)	(0.11)

Total From Investment Operations	1.16	0.25	0.18	0.54	0.06	0.37

Less Distributions:
Dividends (from net investment income)	(0.50)	(0.50)	(0.48)	(0.48)	(0.36)	(0.48)
Distributions (from net realized gains)	(0.09)	(0.03)	(0.03)	(0.09)	(0.09)	(0.06)

Total Distributions	(0.59)	(0.53)	(0.51)	(0.57)	(0.45)	(0.54)

Net Asset Value, End of Period	$11.69	$11.12	$11.40	$11.73	$11.76	$12.15

Total Return[2]	10.57%	2.36%	1.60%	4.58%	0.49%	3.08%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$137,049	$119,522	$137,746	$130,644	$138,394	$151,710
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	4.29%	4.49%	4.17%	4.03%	3.99%	3.90%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.87%	0.87%	0.85%	0.85%	0.84%	0.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	4.12%	4.32%	4.02%	3.88%	3.85%	3.79%
Portfolio Turnover Rate	15%	17%	20%	33%	20%	19%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Nebraska Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.84	$10.06	$10.30	$10.33	$10.58	$10.66

Investment Operations:
Net Investment Income	0.41	0.43	0.42	0.42	0.31	0.39
Realized and Unrealized Gains (Losses) on Investments	0.49	(0.21)	(0.20)	0.02	(0.24)	(0.05)

Total From Investment Operations	0.90	0.22	0.22	0.44	0.07	0.34

Less Distributions:
Dividends (from net investment income)	(0.40)	(0.44)	(0.41)	(0.42)	(0.30)	(0.42)
Distributions (from net realized gains)	—	—	(0.05)	(0.05)	(0.02)	—

Total Distributions	(0.40)	(0.44)	(0.46)	(0.47)	(0.32)	(0.42)

Net Asset Value, End of Period	$10.34	$9.84	$10.06	$10.30	$10.33	$10.58

Total Return[2]	9.26%	2.33%	2.19%	4.24%	0.65%	3.20%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$6,333	$5,847	$5,689	$7,091	$6,910	$7,136
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	4.01%	4.41%	4.06%	3.97%	3.89%	3.78%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.46%	1.50%	1.47%	1.44%	1.30%	1.12%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.30%	3.66%	3.34%	3.28%	3.34%	3.41%
Portfolio Turnover Rate	18%	34%	22%	39%	35%	21%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.76	$9.99	$10.23	$10.26	$10.50	$10.58

Investment Operations:
Net Investment Income	0.38	0.39	0.38	0.37	0.27	0.35
Realized and Unrealized Gains (Losses) on Investments	0.48	(0.22)	(0.20)	0.02	(0.22)	(0.06)

Total From Investment Operations	0.86	0.17	0.18	0.39	0.05	0.29

Less Distributions:
Dividends (from net investment income)	(0.36)	(0.40)	(0.37)	(0.37)	(0.27)	(0.37)
Distributions (from net realized gains)	—	—	(0.05)	(0.05)	(0.02)	—

Total Distributions	(0.36)	(0.40)	(0.42)	(0.42)	(0.29)	(0.37)

Net Asset Value, End of Period	$10.26	$9.76	$9.99	$10.23	$10.26	$10.50

Total Return[2]	8.91%	1.84%	1.81%	3.86%	0.46%	2.81%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,181	$2,585	$1,798	$1,559	$1,487	$1,565
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	3.62%	4.02%	3.65%	3.56%	3.49%	3.38%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.86%	1.90%	1.87%	1.92%	2.05%	1.87%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.91%	3.27%	2.93%	2.79%	2.59%	2.66%
Portfolio Turnover Rate	18%	34%	22%	39%	35%	21%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Nebraska Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.83	$10.06	$10.30	$10.33	$10.58	$10.66

Investment Operations:
Net Investment Income	0.44	0.45	0.44	0.44	0.32	0.43
Realized and Unrealized Gains (Losses) on Investments	0.50	(0.22)	(0.19)	0.02	(0.23)	(0.07)

Total From Investment Operations	0.94	0.23	0.25	0.46	0.09	0.36

Less Distributions:
Dividends (from net investment income)	(0.43)	(0.46)	(0.44)	(0.44)	(0.32)	(0.44)
Distributions (from net realized gains)	—	—	(0.05)	(0.05)	(0.02)	—

Total Distributions	(0.43)	(0.46)	(0.49)	(0.49)	(0.34)	(0.44)

Net Asset Value, End of Period	$10.34	$9.83	$10.06	$10.30	$10.33	$10.58

Total Return[2]	9.65%	2.48%	2.45%	4.51%	0.85%	3.45%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$31,757	$30,689	$29,533	$32,502	$31,347	$32,418
Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.26%	4.67%	4.31%	4.22%	4.14%	4.03%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.21%	1.25%	1.22%	1.19%	1.05%	0.87%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.55%	3.92%	3.59%	3.53%	3.59%	3.66%
Portfolio Turnover Rate	18%	34%	22%	39%	35%	21%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Ohio Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.90	$10.02	$10.20	$10.17	$10.42	$10.52

Investment Operations:
Net Investment Income	0.38	0.40	0.39	0.38	0.29	0.36
Realized and Unrealized Gains (Losses) on Investments	0.51	(0.12)	(0.15)	0.05	(0.25)	(0.06)

Total From Investment Operations	0.89	0.28	0.24	0.43	0.04	0.30

Less Distributions:
Dividends (from net investment income)	(0.37)	(0.40)	(0.39)	(0.38)	(0.28)	(0.36)
Distributions (from net realized gains)	—	—	(0.03)	(0.02)	(0.01)	(0.04)

Total Distributions	(0.37)	(0.40)	(0.42)	(0.40)	(0.29)	(0.40)

Net Asset Value, End of Period	$10.42	$9.90	$10.02	$10.20	$10.17	$10.42

Total Return[2]	9.12%	2.99%	2.38%	4.28%	0.40%	2.86%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,899	$1,048	$635	$808	$841	$988
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	3.72%	4.09%	3.81%	3.70%	3.60%	3.41%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.34%	1.39%	1.39%	1.41%	1.28%	1.11%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.13%	3.45%	3.17%	3.04%	3.07%	3.05%
Portfolio Turnover Rate	14%	12%	12%	33%	11%	13%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class C Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.76	$9.89	$10.07	$10.05	$10.32	$10.41

Investment Operations:
Net Investment Income	0.35	0.37	0.35	0.33	0.25	0.32
Realized and Unrealized Gains (Losses) on Investments	0.49	(0.13)	(0.15)	0.05	(0.26)	(0.05)

Total From Investment Operations	0.84	0.24	0.20	0.38	(0.01)	0.27

Less Distributions:
Dividends (from net investment income)	(0.33)	(0.37)	(0.35)	(0.34)	(0.25)	(0.32)
Distributions (from net realized gains)	—	—	(0.03)	(0.02)	(0.01)	(0.04)

Total Distributions	(0.33)	(0.37)	(0.38)	(0.36)	(0.26)	(0.36)

Net Asset Value, End of Period	$10.27	$9.76	$9.89	$10.07	$10.05	$10.32

Total Return[2]	8.72%	2.52%	2.00%	3.81%	(0.08)%	2.58%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,347	$399	$255	$187	$209	$174
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income to Average Net Assets	3.34%	3.68%	3.39%	3.29%	3.22%	3.01%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.74%	1.79%	1.78%	1.90%	2.03%	1.86%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.75%	3.04%	2.76%	2.54%	2.34%	2.30%
Portfolio Turnover Rate	14%	12%	12%	33%	11%	13%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Ohio Tax Free Fund continued

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.90	$10.01	$10.19	$10.17	$10.43	$10.53

Investment Operations:
Net Investment Income	0.41	0.42	0.41	0.41	0.30	0.38
Realized and Unrealized Gains (Losses) on Investments	0.51	(0.10)	(0.15)	0.04	(0.25)	(0.05)

Total From Investment Operations	0.92	0.32	0.26	0.45	0.05	0.33

Less Distributions:
Dividends (from net investment income)	(0.40)	(0.43)	(0.41)	(0.41)	(0.30)	(0.39)
Distributions (from net realized gains)	—	—	(0.03)	(0.02)	(0.01)	(0.04)

Total Distributions	(0.40)	(0.43)	(0.44)	(0.43)	(0.31)	(0.43)

Net Asset Value, End of Period	$10.42	$9.90	$10.01	$10.19	$10.17	$10.43

Total Return[2]	9.39%	3.36%	2.63%	4.44%	0.49%	3.12%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$59,528	$44,783	$48,510	$42,223	$40,606	$41,104
Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.97%	4.35%	4.06%	3.94%	3.85%	3.66%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.09%	1.14%	1.14%	1.16%	1.03%	0.86%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.38%	3.71%	3.42%	3.28%	3.32%	3.30%
Portfolio Turnover Rate	14%	12%	12%	33%	11%	13%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Tax Free Income Funds

Financial Highlights
Oregon Intermediate Tax Free Fund

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class A Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.77	$9.68	$9.72	$9.78	$10.07	$10.30

Investment Operations:
Net Investment Income	0.35	0.36	0.35	0.37	0.27	0.36
Realized and Unrealized Gains (Losses) on Investments	0.33	0.09	(0.02)	(0.02)	(0.25)	(0.19)

Total From Investment Operations	0.68	0.45	0.33	0.35	0.02	0.17

Less Distributions:
Dividends (from net investment income)	(0.34)	(0.36)	(0.36)	(0.37)	(0.27)	(0.36)
Distributions (from net realized gains)	—	—	(0.01)	(0.04)	(0.04)	(0.04)

Total Distributions	(0.34)	(0.36)	(0.37)	(0.41)	(0.31)	(0.40)

Net Asset Value, End of Period	$10.11	$9.77	$9.68	$9.72	$9.78	$10.07

Total Return[2]	7.05%	4.77%	3.39%	3.54%	0.16%	1.67%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$31,043	$10,963	$5,967	$7,895	$9,456	$9,356
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	3.37%	3.70%	3.64%	3.71%	3.62%	3.56%
Ratio of Expenses to Average Net Assets (excluding waivers)	1.10%	1.12%	1.12%	1.12%	1.11%	1.06%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.12%	3.43%	3.37%	3.44%	3.36%	3.35%
Portfolio Turnover Rate	19%	19%	15%	43%	13%	20%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

					Fiscal period	Fiscal year
					ended	ended
	Fiscal year ended June 30,				June 30,	September 30,
Class Y Shares	2010	2009	2008	2007	2006[1]	2005

Per Share Data
Net Asset Value, Beginning of Period	$9.77	$9.68	$9.72	$9.78	$10.07	$10.30

Investment Operations:
Net Investment Income	0.35	0.37	0.37	0.38	0.28	0.38
Realized and Unrealized Gains (Losses) on Investments	0.35	0.10	(0.03)	(0.02)	(0.25)	(0.19)

Total From Investment Operations	0.70	0.47	0.34	0.36	0.03	0.19

Less Distributions:
Dividends (from net investment income)	(0.36)	(0.38)	(0.37)	(0.38)	(0.28)	(0.38)
Distributions (from net realized gains)	—	—	(0.01)	(0.04)	(0.04)	(0.04)

Total Distributions	(0.36)	(0.38)	(0.38)	(0.42)	(0.32)	(0.42)

Net Asset Value, End of Period	$10.11	$9.77	$9.68	$9.72	$9.78	$10.07

Total Return[3]	7.21%	4.92%	3.54%	3.70%	0.28%	1.82%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$133,816	$119,959	$120,800	$109,357	$111,344	$133,613
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.84%	3.78%	3.86%	3.77%	3.71%
Ratio of Expenses to Average Net Assets (excluding waivers)	0.85%	0.87%	0.87%	0.87%	0.86%	0.81%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	3.37%	3.67%	3.61%	3.69%	3.61%	3.60%
Portfolio Turnover Rate	19%	19%	15%	43%	13%	20%

[1]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[2]	Total return would have been lower had certain expenses not been waived.

86
Prospectus – First American Tax Free Income Funds

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-05309	PROTXFR 10/10

FIRST AMERICAN INVESTMENT FUNDS, INC.
STATEMENT OF ADDITIONAL INFORMATION
October 28, 2010
Income Funds
Tax Free Income Funds

Share Classes/Ticker Symbols
	Class A	Class B	Class C	Class R	Class Y
Income Funds
Core Bond Fund	FAFIX	FFIBX	FFAIX	FFISX	FFIIX
High Income Bond Fund	FJSIX	FJSBX	FCSIX	FANSX	FJSYX
Inflation Protected Securities Fund	FAIPX	—	FCIPX	FRIPX	FYIPX
Intermediate Government Bond Fund	FIGAX	—	FYGCX	FYGRX	FYGYX
Intermediate Term Bond Fund	FAIIX	—	—	—	FINIX
Short Term Bond Fund	FALTX	—	FBSCX	—	FLTIX
Total Return Bond Fund	FCDDX	FCBBX	FCBCX	FABSX	FCBYX

Tax Free Income Funds
Short Tax Free Fund	FSHAX	—	—	—	FSHYX
Intermediate Tax Free Fund	FAMBX	—	FMBCX	—	FMBIX
Tax Free Fund	FJNTX	—	FJCTX	—	FYNTX
California Tax Free Fund	FCAAX	—	FCCAX	—	FCAYX
Colorado Tax Free Fund	FCOAX	—	FCCOX	—	FCOYX
Minnesota Intermediate Tax Free Fund	FAMAX	—	FACMX	—	FAMTX
Minnesota Tax Free Fund	FJMNX	—	FCMNX	—	FYMNX
Missouri Tax Free Fund	ARMOX	—	FFMCX	—	ARMIX
Nebraska Tax Free Fund	FNTAX	—	FNTCX	—	FNTYX
Ohio Tax Free Fund	FOFAX	—	FOTCX	—	FOTYX
Oregon Intermediate Tax Free Fund	FOTAX	—	—	—	FORCX
     This Statement of Additional Information (“SAI”) relates to the Class A, Class B, Class C, Class R, and Class Y Shares of the funds named above (the “Funds”), each of which is a series of First American Investment Funds, Inc. (“FAIF”). This SAI is not a prospectus, but should be read in conjunction with the current Prospectuses dated October 28, 2010. The financial statements included as part of the Funds’ Annual Reports to shareholders for the fiscal year ended June 30, 2010 for all Funds are incorporated by reference into this SAI. This SAI is incorporated into the Funds’ Prospectuses by reference. To obtain copies of Prospectuses or the Funds’ Annual Report(s) at no charge, write the Funds’ distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-3863. You can also find the Funds’ Prospectuses, SAI, and Annual Reports online at firstamericanfunds.com/funddocs. Please retain this SAI for future reference.

Important Notice to Shareholders
     On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the funds. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.
     In connection with the Transaction, the funds’ board of directors (the “board”) has considered and approved a new investment advisory agreement for the funds with NAM. The new investment advisory agreement will be submitted to each fund’s shareholders for their approval and, if approved, will take effect upon the closing of the Transaction (or such later time as shareholder approval is obtained). The funds’ board also considered and approved new distribution agreements with Nuveen Investments, LLC which will take effect upon closing of the Transaction. There will be no change in the funds’ investment objectives or policies as a result of the Transaction.

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General Information
     First American Investment Funds, Inc. (“FAIF”) was incorporated in the State of Maryland on August 20, 1987 under the name “SECURAL Mutual Funds, Inc.” The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name “SECURAL Mutual Funds, Inc.” be changed to “First American Investment Funds, Inc.”
     FAIF is organized as a series fund and currently issues its shares in 37 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information (“SAI”) relates are named on the cover. These series are referred to in this SAI individually as the “Fund”, and collectively as the “Funds.”
     For purposes of this SAI, “Income Funds” and “Tax Free Income Funds” shall consist of the Funds identified as such on the cover of this SAI. The Funds are open-end management investment companies and, except for the Tax Free Income Funds (other than Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund), are diversified investment companies. The Tax Free Income Funds (other than Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund) are non-diversified investment companies.
     Shareholders may purchase shares of each Fund through five separate classes, Class A, Class B (Core Bond Fund, High Income Bond Fund, and Total Return Bond Fund only under limited circumstances as described in the Funds’ Prospectus), Class C (except Intermediate Term Bond Fund, Short Tax Free Fund, and Oregon Intermediate Tax Free Fund), Class R (except for Intermediate Term Bond Fund, Short Term Bond Fund, and the Tax Free Income Funds), and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), the Funds may also provide for variations in other costs among the classes. In addition, a sales load is imposed on the sale of Class A, Class B, and Class C shares of the Funds. Except for the foregoing differences among the classes pertaining to costs and fees, each share of each Fund represents an equal proportionate interest in that Fund.
     The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of investment advisory contracts and amendments thereto, and for amendments to Rule 12b-1 distribution plans.
     This SAI may also refer to affiliated investment companies, including: First American Funds, Inc. (“FAF”); First American Strategy Funds, Inc. (“FASF”); Mount Vernon Securities Lending Trust (the “Mount Vernon Trust”); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., American Select Portfolio Inc., and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds (“FACEF”).

Additional Information Concerning Fund Investments
     The principal investment strategies of each Fund are set forth in that Fund’s Prospectus. Additional information concerning principal investment strategies of the Funds, and other investment strategies that may be used by the Funds, is set forth below. The Funds have attempted to identify investment strategies that will be employed in pursuing each Fund’s investment objective. Additional information concerning the Funds’ investment restrictions is set forth below under “Investment Restrictions.”
     If a percentage limitation on investments by a Fund stated in this SAI or the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. A Fund which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. Descriptions of the rating categories of Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Fitch, Inc. (“Fitch”) and Moody’s Investors Service, Inc. (“Moody’s) are contained in Appendix A.
Asset-Backed Securities
     The Income Funds, other than High Income Bond Fund, may invest in asset-backed securities as a principal investment strategy. High Income Bond Fund may invest in such securities as a non-principal investment strategy. Asset-backed securities are securities that are secured or “backed” by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivables of a certain type of asset class sells such underlying assets in a “true sale” to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively “passed through” to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and time shares, though other types of receivables or assets also may be used.
     While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.
     Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.
     The ratings and creditworthiness of asset-backed securities typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

Asset Coverage Requirements
     To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset, or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, options written by the Funds, futures contracts and options on futures contracts, forward currency contracts, swaps, dollar rolls, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on a Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.
Collateralized Debt Obligations
     Core Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in Collateralized Debt Obligations (“CDOs”) as a principal investment strategy. High Income Bond Fund, Inflation Protected Securities Fund, and Intermediate Government Bond Fund may invest in such securities as a non-principal investment strategy. Similar to CMOs described below under “—Mortgage-Backed Securities,” CDOs are debt obligations typically issued by a private special-purpose entity and collateralized principally by debt securities (including, for example, high-yield, high-risk bonds, structured finance securities including asset-backed securities, CDOs, mortgage-backed securities and REITs) or corporate loans. The special purpose entity typically issues one or more classes (sometimes referred to as “tranches”) of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The tranches of CDOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CDO structure to obtain the desired credit ratings for the most highly rated debt securities issued by the CDO. The types of credit enhancement used include “internal” credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts, hedges provided by interest rate swaps, and “external” credit enhancement provided by third parties, principally financial guaranty insurance issued by monoline insurers. Despite this credit enhancement, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of lower rated protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. CDOs can be less liquid than other publicly held debt issues, and require additional structural analysis.
Corporate Debt Securities
     The Income Funds may invest in corporate debt securities as a principal investment strategy. The Tax Free Income Funds may invest in such securities only to the extent described below under “—Temporary Taxable Investments.” Corporate debt securities are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate debt securities lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate debt securities are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature. Corporate debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. In addition, corporate restructurings, such as mergers, leveraged buyouts, takeovers or similar corporate transactions are often financed by an increase in a corporate issuer’s debt securities. As a result of the added debt burden, the credit quality and market value of an issuer’s existing debt securities may decline significantly.

Debt Obligations Rated Less than Investment Grade
     Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund, Total Return Bond Fund, and the Tax Free Income Funds may invest in both investment grade and non-investment grade debt obligations as principal investment strategies. High Income Bond Fund invests primarily in non-investment grade debt obligations. Debt obligations rated less than “investment grade” are sometimes referred to as “high yield securities” or “junk bonds.” To be consistent with the ratings methodology used by Barclays, the provider of the benchmarks of the Funds, a debt obligation is considered to be rated “investment grade” if two of Moody’s, Standard & Poor’s and Fitch rate the security investment-grade (i.e. at least Baa, BBB and BBB, respectively). If ratings are provided by only two of those rating agencies, the more conservative rating is used to determine whether the security is investment-grade. If only one of those rating agencies provides a rating, that rating is used. Inflation Protected Securities Fund and the Tax Free Income Funds may invest in non-investment grade debt obligations rated at least B by two of Standard & Poor’s, Moody’s and Fitch, unless only one of those rating agencies rates the security, in which case that rating must be at least B, or in unrated securities determined to be of comparable quality by FAF Advisors, Inc., the Funds’ investment advisor (“FAF Advisors” or the “Advisor”). Core Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may not invest in non-investment grade debt obligations rated by two of Standard & Poor’s, Fitch and Moody’s lower than CCC, CCC or Caa, respectively, unless only one of those rating agencies rates the security, in which case that rating must be at least CCC or Caa, or in unrated securities determined to be of comparable quality by the Advisor. There are no minimum rating requirements for High Income Bond Fund (which means that the Fund may invest in bonds in default).
     Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by a Fund defaulted, the Fund might incur additional expenses to seek recovery.
     In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for a Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.
     Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund’s use of non-investment grade debt obligations may be more dependent on the Advisor’s own credit analysis than is the case with investment grade obligations.
Derivatives
     Each Fund may use derivative instruments as a principal investment strategy, as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Derivative instruments that some or all of the Funds may use include options contracts, futures contracts, options on futures contracts, forward currency contracts and swap transactions, all of which are described in more detail below.
     The Funds may use derivatives for a variety of reasons, including as a substitute for investing directly in securities and currencies, as an alternative to selling a security short, as part of a hedging strategy (that is, for the purpose of reducing risk to a Fund), to manage the effective duration of a Fund’s portfolio, or for other purposes related to the management of the Funds. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.
     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses or limit its gains if the performance of its derivatives is poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market. The market for derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
     While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet. Transactions in over-the-counter derivatives have no such protection. Each party to an over-the-counter derivative bears the risk that its direct counterparty will default. In addition, over-the-counter derivatives may be less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
     Derivatives generally involve leverage in the sense that the investment exposure created by the derivative is significantly greater than the Fund’s initial investment in the derivative. As discussed above under “—Asset Coverage Requirements,” a Fund may be required to segregate permissible liquid assets, or engage in other permitted measures, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.
     Derivatives also may involve other types of leverage. For example, an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index. This leverage will increase the volatility of these derivatives since they may increase or decrease in value more quickly than the underlying instruments.
     The particular derivative instruments the Funds can use are described below. A Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by a Fund will succeed. The Funds may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the particular Fund’s investment objective and are permissible under applicable regulations governing the Fund.
     Futures and Options on Futures
     The Funds may engage in futures transactions as a principal investment strategy. The Funds may buy and sell futures contracts that relate to: (1) interest rates, (2) debt securities, (3) bond indices, (4) commodities and commodities indices (but only with respect to Inflation Protected Securities Fund), (5) foreign currencies (but only with respect to Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund), (6) stock indices, and (7) individual stocks. The Funds also may buy and write options on the futures contracts in which they may invest (“futures options”) and may write straddles, which consist of a call and a put option on the same futures contract. The Funds will only write options and straddles which are “covered.” This means that, when writing a call option, a Fund must either segregate liquid assets with a value equal to the fluctuating market value of the optioned futures contract, or the Fund must own an option to purchase the same futures contract having an exercise price that is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. When writing a put option, the fund must segregate liquid assets in an amount not less than the exercise price, or own a put option on the same futures contract where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.” The Funds may only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.
     A futures contract is an agreement between two parties to buy and sell a security, index, interest rate, currency or commodity (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract (same exchange, underlying financial instrument, and delivery month). Other futures contracts, such as futures contracts on interest rates and indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.
     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the futures broker, known as a futures commission merchant (“FCM”), an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income producing. However, coupon-bearing securities, such as Treasury securities, held in margin accounts generally will earn income. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements. See “—Asset Coverage Requirements” above.
     A futures option gives the purchaser of such option the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer is assigned the opposite short position. Upon the exercise of a put option, the opposite is true. Futures options possess many of the same characteristics as options on securities, currencies and indices (discussed below under “—Options Transactions”).
     Limitations on the Use of Futures and Futures Options. The Commodities Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided they have claimed an exclusion from regulation as a commodity pool operator. FAIF, on behalf of each of its series, has claimed such an exclusion. Thus, each Fund may use futures contracts and options thereon to the extent consistent with its investment objective. The requirements for qualification as a regulated investment company may limit the extent to which a Fund may enter into futures transactions. See “Taxation.”
     Risks Associated with Futures and Futures Options. There are risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in a loss in excess of the amount invested in the futures contract.
     If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying financial instruments that are being hedged. This could result from differences between the financial instruments being hedged and the financial instruments underlying the standard contracts available for trading (e.g., differences in interest rate levels, maturities and the creditworthiness of issuers). In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions.
     Successful use of futures by the Funds also is subject to the Advisor’s ability to predict correctly movements in the direction of the relevant market. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.
     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
     Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at the time of delivery. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for Inflation Protected Securities Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject Inflation Protected Securities Fund’s investments to greater volatility than investments in traditional securities.
     Forward Currency Contracts and other Foreign Currency Transactions
     Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund may enter into forward currency contracts as a principal investment strategy. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward currency contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. Because forward contracts are not traded on an exchange, the Funds are subject to the credit and performance risk of the counterparties to such contracts.
     The following summarizes the principal currency management strategies involving forward contracts that may be used by Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund. These Funds also may use currency futures contracts and option thereon (see “—Futures and Options on Futures” above), put and call options on foreign currencies (see “—Options Transactions” below) and currency swaps (see “—Swap Transactions” below) for the same purposes.
     Transaction Hedges. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might wish to lock in the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction at a fixed amount of U.S. dollars per unit of the foreign currency. This is known as a “transaction hedge.” A transaction hedge will protect a Fund against a loss from an adverse change in the currency exchange rate during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payment is made or received. Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Advisor. This strategy is sometimes referred to as “anticipatory hedging.”
     Position Hedges. A Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is known as a “position hedge.” When a Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of that foreign currency will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. This is referred to as a “cross hedge.”
     Shifting Currency Exposure. A Fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency.

     Risks Associated with Forward Currency Transactions. The Advisor’s decision whether to enter into foreign currency transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a currency management strategy, if undertaken, would be successful. To the extent that the Advisor’s view regarding future exchange rates proves to have been incorrect, a Fund may realize losses on its foreign currency transactions. Even if a foreign currency hedge is effective in protecting a Fund from losses resulting from unfavorable changes in exchange rates between the U.S. dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates.
     Options Transactions
     To the extent set forth below, the Funds may purchase put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices, bond indices, commodity indices, and/or foreign currencies. In addition, Inflation Protected Securities Fund may write put and call options on such financial instruments. Options on futures contracts are discussed above under “— Futures and Options on Futures.”
     Options on Securities. As a principal investment strategy, the Income Funds (other than Intermediate Government Bond Fund) may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the “exercise price”) at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the “premium” paid by the purchaser for the right to sell or buy.
     A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to protect against an increase in the price of securities that the Fund anticipates purchasing in the future, a practice sometimes referred to as “anticipatory hedging.” The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.
     Options on Interest Rates and Indices. As principal investment strategies, the Income Funds (other than Intermediate Government Bond Fund) may purchase put and call options on interest rates and on stock and bond indices. The Tax Free Income Funds may purchase such options as non-principal investment strategies. Inflation Protected Securities Fund also may purchase put and call options on commodity indices. An option on interest rates or on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying interest rate or index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the exercise-settlement value of the interest rate option or the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for interest rate and index options are always in cash.
     Options on Currencies. Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund may purchase put and call options on foreign currencies as a principal investment strategy. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.
     A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.
     Writing Options—Inflation Protected Securities Fund. Inflation Protected Securities Fund may write (sell) covered put and call options as a principal investment strategy. These transactions would be undertaken principally to produce additional income. The Fund receives a premium from writing options which it retains whether or not the option is exercised. The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying instrument.
     Inflation Protected Securities Fund will write options only if they are “covered.” In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated) upon conversion or exchange of the securities held by the Fund. For a call option on an index or currency, the option is covered if the Fund segregates liquid assets in an amount equal to the contract value of the index or currency. A call option is also covered if the Fund holds a call on the same security, index or currency as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. A put option on a security, currency or index is “covered” if the Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security, currency or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
     Expiration or Exercise of Options. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until the expiration date.
     Risks Associated with Options Transactions. There are several risks associated with options transactions. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
     When a fund purchases a put or call option, it risks a total loss of the premium paid for the option, plus any transaction costs, if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If Inflation Protected Securities Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. There is also a risk that, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased.
     With respect to options written by Inflation Protected Securities Fund, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill it obligations as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
     Swap Transactions
     The Income Funds (other than Intermediate Government Bond Fund) may enter into total return, interest rate, currency and credit default swap agreements and interest rate caps, floors and collars as a principal investment strategy. These Funds may also enter into options on the foregoing types of swap agreements (“swap options”) and in bonds issued by special purpose entities that are backed by a pool of swaps. The Tax-Free Funds may enter into interest rate caps, floors and collars as a non-principal investment strategy.
     A Fund may enter into swap transactions for any purpose consistent with its investment objectives and strategies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, to reduce risk arising from the ownership of a particular security or instrument, or to gain exposure to certain securities, sectors or markets in the most economical way possible.
     Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined asset, reference rate or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. The notional amount of the swap agreement generally is only used as a basis upon which to calculate the obligations that the parties to the swap agreement have agreed to exchange. A Fund’s current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the Advisor. See “—Asset Coverage Requirements” above.
     Interest Rate Swaps, Caps, Collars and Floors. Interest rate swaps are bilateral contracts in which each party agrees to make periodic payments to the other party based on different referenced interest rates (e.g., a fixed rate and a floating rate) applied to a specified notional amount. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate collars involve selling a cap and purchasing a floor or vice versa to protect a Fund against interest rate movements exceeding given minimum or maximum levels.
     Currency Swaps. A currency swap is an agreement between two parties to exchange equivalent fixed amounts in two different currencies for a fixed period of time. The exchange of currencies at the inception date of the contract takes place at the current spot rate. Such an agreement may provide that, for the duration of the swap, each party pays interest to the other on the received amount at an agreed upon fixed or floating interest rate. When the contract ends, the parties re-exchange the currencies at the initial exchange rate, a specified rate, or the then current spot rate. Some currency swaps may not provide for exchanging currencies, but only for exchanging interest cash flows.
     Total Return Swaps. In a total return swap, one party agrees to pay the other the “total return” of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. A Fund might enter into a total return swap involving an underlying index or basket of securities to create exposure to a potentially widely-diversified range of securities in a single trade. An index total return swap can be used by a portfolio manager to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
     Credit Default Swaps. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. A Fund may enter into credit default swap agreements either as a buyer or a seller. A Fund may buy protection to attempt to mitigate the risk of default or credit quality deterioration in one or more of its individual holdings or in a segment of the fixed income securities market to which it has exposure, or to take a “short” position in individual bonds, loans or market segments which it does not own. A Fund may sell protection in an attempt to gain exposure to the credit quality characteristics of particular bonds, loans or market segments without investing directly in those bonds, loans or market segments.
     As the buyer of protection in a credit default swap, a Fund will pay a premium (by means of an upfront payment or a periodic stream of payments over the term of the agreement) in return for the right to deliver a referenced bond or group of bonds to the protection seller and receive the full notional or par value (or other agreed upon value) upon a default (or similar event) by the issuer(s) of the underlying referenced obligation(s). If no default occurs, the protection seller would keep the stream of payments and would have no further obligation to the Fund. Thus, the cost to the Fund would be the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. The Fund bears the risk that the protection seller may fail to satisfy its payment obligations.
     If a Fund is a seller of protection in a credit default swap and no credit event occurs, the Fund would generally receive an up-front payment or a periodic stream of payments over the term of the swap. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As the protection seller, the Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Thus, the Fund bears the same risk as it would by buying the reference obligations directly, plus the additional risks related to obtaining investment exposure through a derivative instrument discussed below under “—Risks Associated with Swap Transactions.”
     Swap Options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. The Funds may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
     Risks Associated with Swap Transactions. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecasts of default risks, market spreads or other applicable factors the investment performance of a Fund would diminish compared with what it would have been if these techniques were not used. As the protection seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. A Fund may only close out a swap, cap, floor, collar or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. In addition, the price at which a Fund may close out such a two party contract may not correlate with the price change in the underlying reference asset. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. It also is possible that developments in the derivatives market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap or other agreements or to realize amounts to be received under such agreements.
Dollar Rolls
     The Income Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. Core Bond Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Total Return Bond Fund may do so as a principal investment strategy. During the period between the sale and repurchase (the “roll period”), a Fund forgoes principal and interest paid on the mortgage-backed securities. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of the mortgage dollar roll. A Fund will segregate until the settlement date cash or liquid securities in an amount equal to the forward purchase price.
Equity Securities
     As non-principal investment strategies, High Income Bond Fund and Total Return Bond Fund may generally invest in equity securities and each other Bond Fund may invest in certain equity securities, as described below.
     Common Stock and Partnership Units. As a non-principal investment strategy, High Income Bond Fund and Total Return Bond Fund may invest in common stock and master limited partnership (MLP) and other partnership units. The Advisor anticipates that such investments will consist predominantly of income-oriented equity securities or partnership units. Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular Fund invests may underperform the market or may not pay dividends as anticipated.

     A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects. For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.
     An MLP is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
     Preferred Stock. The Income Funds other than Intermediate Government Bond Fund and Short Term Bond Fund may invest in preferred stock as a non-principal investment strategy. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.
     Convertible Securities. The Income Funds, as a non-principal investment strategy, may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by each of the Income Funds as soon as practicable in an orderly manner (except that the Income Funds that may invest in common stocks and/or preferred stocks directly are not required to dispose of any stock so acquired).
Foreign Securities
     General
     Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in foreign securities as a principal investment strategy.
     Core Bond Fund, High Income Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund each may invest up to 25% of total assets, and Inflation Protected Securities Fund and Total Return Bond Fund each may invest without limitation, in foreign securities payable in U.S. dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province or any instrumentality and political subdivision thereof; (ii) any other foreign government agency or instrumentality; (iii) foreign subsidiaries of U.S. corporations and (iv) foreign issuers having total capital and surplus at the time of investment of at least $1 billion. In addition, up to 20% of the net assets of Inflation Protected Securities Fund, 20% of the total assets of Total Return Bond Fund, and 10% of the total assets of Core Bond Fund and Short Term Bond Fund may be invested in non-dollar denominated foreign securities.
     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.
     In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.
     Emerging Markets
     Core Bond Fund, High Income Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries as a principal investment strategy. Inflation Protected Securities Fund and Intermediate Term Bond Fund may invest in such securities as a non-principal investment strategy. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.
     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party’s influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.
     Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.
     Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of a Fund’s assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund’s cash and securities, the Fund’s investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

     Depositary Receipts
     The Funds’ investments in foreign securities may include investment in depositary receipts, including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may also invest in EDRs and in other similar instruments representing securities of foreign companies. EDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets and are not necessarily denominated in the currency of the underlying security.
     Certain depositary receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.
     Brady Bonds
     High Income Bond Fund and Total Return Bond Fund may invest in U.S. dollar-denominated “Brady Bonds” as a non-principal investment strategy. Brady Bonds are created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new obligations in connection with debt restructurings. These foreign debt obligations, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the “residual risk.” If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments and are subject to the same risks as emerging market securities.
Guaranteed Investment Contracts
     Short Term Bond Fund may purchase investment-type insurance products such as Guaranteed Investment Contracts (“GICs”) as a non-principal investment strategy. A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs, therefore, are usually considered to be illiquid investments.

Short Term Bond Fund will purchase only GICs which are obligations of insurance companies with a policyholder’s rating of A or better by A.M. Best Company.
Inflation Protected Securities
     Inflation Protected Securities Fund invests in inflation protected securities as a principal investment strategy. The other Funds may invest in such securities as a non-principal investment strategy. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.
     Inflation protected securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation protected bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of U.S. Treasury inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation-protected securities that accrue inflation into their principal value may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     The value of inflation-protected securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected securities.
     The periodic adjustment of U.S. inflation protected bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation-protected security does not accurately adjust for inflation, the value of the security could be adversely affected.
     While inflation protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. The calculation of the inflation index ratio for inflation protected securities issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security’s maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-protected securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

     Any increase in the principal amount of an inflation-protected security will be considered taxable income to a Fund, even though the Fund does not receive its principal until maturity.
Lending of Portfolio Securities
     In order to generate additional income, as a principal investment strategy, each of the Income Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.
     In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by the Advisor or the applicable Fund’s lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
     When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. See “Taxation.”
     U.S. Bank, N.A. acts as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank receives fees up to 25% of each Fund’s net income from securities lending transactions and pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. This may create a financial incentive for FAF Advisors to increase its securities lending revenue by lending out as many portfolio securities as possible. To safeguard against this potential conflict of interest, the Board of Directors has adopted procedures designed to ensure that the fee arrangement and the other terms governing the relationship between each Fund and U.S. Bank, acting as securities lending agent for the Fund, are fair. For each Fund, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.
Mortgage-Backed Securities
     The Income Funds other than High Income Bond Fund may invest in mortgage-backed securities as a principal investment strategy. High Income Bond Fund may invest in such securities as a non-principal investment strategy. These investments include agency pass-through certificates, private mortgage pass-through securities, collateralized mortgage obligations, and commercial mortgage-backed securities, as defined and described below.
     Agency Pass-Through Certificates
     Agency pass-through certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an agency pass-through certificate is an obligation of or guaranteed by the Government National Mortgage Association (GNMA, or Ginnie Mae), the Federal National Mortgage Association (FNMA, or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC, or Freddie Mac). GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the U.S.

Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.
     FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA’s operations or to assist FNMA in any other manner.
     FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC’s operations or to assist FHLMC in any other manner.
     The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency pass-through certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.
     The residential mortgage loans evidenced by agency pass-through certificates and upon which CMOs (as described further below) are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 40 years and generally provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a “due-on-sale” clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.
     Private mortgage pass-through securities (“Private Pass-Throughs”)
     Private Pass-Throughs are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of fixed or adjustable rate loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
     The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Collateralized Mortgage Obligations (“CMOs”)
     CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. A Fund will invest only in CMOs that are rated within the rating categories in which the Fund is otherwise allowed to invest or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy.
     CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:
•	In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

•	A planned amortization class (“PAC”) of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

•	An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

•	An interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

•	A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to “caps” and “floors” on adjustments to the interest rates which they bear.

•	A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a “mezzanine” class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.
     It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.
     Commercial Mortgage-Backed Securities
     Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-backed securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-backed securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage-backed securities.
     Adjustable Rate Mortgage Securities (“ARMS”)
     The Income Funds may invest in ARMS as a non-principal investment strategy. ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.
     ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.
Municipal Bonds and Other Municipal Obligations
     The Tax Free Income Funds invest principally in municipal bonds and other municipal obligations. The Income Funds may invest in such securities as a non-principal investment strategy. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term “municipal bond” includes short-term municipal notes issued by the states and their political subdivisions, including, but not limited to, tax anticipation notes (“TANs”), bond anticipation notes (“BANs”), revenue anticipation notes (“RANs”), construction loan notes, tax free commercial paper, and tax free participation certificates.
     Municipal Bonds
     The two general classifications of municipal bonds are “general obligation” bonds and “revenue” bonds. General obligation bonds are secured by the governmental issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.
     Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.
     Refunded Bonds
     The Funds may invest in refunded bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations sufficient for paying the bondholders. There are two types of refunded bonds: pre-refunded bonds and escrowed-to-maturity (“ETM”) bonds. The escrow fund for a pre-refunded municipal bond may be structured so that the refunded bonds are to be called at the first possible date or a subsequent call date established in the original bond debenture. The call price usually includes a premium from 1% to 3% above par. This type of structure usually is used for those refundings that either reduce the issuer’s interest payment expenses or change the debt maturity schedule. In escrow funds for ETM refunded municipal bonds, the maturity schedules of the securities in the escrow funds match the regular debt-service requirements on the bonds as originally stated in the bond indentures.
     Municipal Leases and Certificates of Participation
     The Funds also may purchase municipal lease obligations, primarily through certificates of participation. Certificates of participation in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.
     Municipal leases and installment purchase or conditional sales contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.
     In light of these concerns, the Funds have adopted and follow procedures for determining whether municipal lease obligations purchased by the Funds are liquid and for monitoring the liquidity of municipal lease securities held in each Fund’s portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As set forth in “Investment Restrictions” below, each such Fund is subject to limitations on the percentage of illiquid securities it can hold.
     Derivative Municipal Securities
     The Funds may also acquire derivative municipal securities, which are custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligation.
     The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities. The Tax Free Income Funds may invest in custodial receipts which have inverse floating interest rates and other inverse floating rate municipal obligations, as described below under “—Inverse Floating Rate Municipal Obligations.”
     Tender Option Bonds (“TOBs”)
     TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider’s short-term rating and the underlying bond’s long-term rating. There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this the Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain TOBs, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.
     Variable Rate Demand Notes (“VRDNs”)
     VRDNs are long-term municipal obligations that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most VRDNs allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of municipal obligations from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate municipal obligations than for fixed income obligations.
     Inverse Floating Rate Municipal Obligations
     The Tax Free Income Funds, as a principal investment strategy, may invest up to 10% of their total assets in inverse floating rate municipal obligations. The Income Funds may invest in such obligations as a non-principal investment strategy. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as, or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.
Other Investment Companies
     Each Fund may invest in other investment companies, such as mutual funds, closed-end funds, and exchange-traded funds (“ETFs”). Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of a Fund’s total assets in the aggregate. The Funds will only invest in other investment companies that invest in Fund-eligible investments. A Fund’s investments in other investment companies may include money market mutual funds, including money market funds advised by the Advisor. Investments in money market funds are not subject to the percentage limitations set forth above.
     If a Fund invests in other investment companies, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the Fund, but also to the portfolio investments of the underlying investment companies. Shares of certain closed-end funds may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders. The underlying securities in an ETF may not follow the price movements of the industry or sector the ETF is designed to track. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile.
Participation Interests
     High Income Bond Fund and Total Return Bond Fund, as a non-principal investment strategy, may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. Participation interests may be considered to be illiquid. The Funds may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody’s or Fitch or D by Standard & Poor’s.
Payment-In-Kind Debentures and Delayed Interest Securities
     High Income Bond Fund, Total Return Bond Fund, and the Tax Free Income Funds, as a non-principal investment strategy, may invest in debentures the interest on which may be paid in other securities rather than cash (“PIKs”) or may be delayed (“delayed interest securities”). Typically, during a specified term prior to the debenture’s maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., “in kind” rather than in cash). The type of instrument in which interest may or will be paid would be known by a Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.
     Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.
Real Estate Investment Trust (“REIT”) Securities
     High Income Bond Fund may invest in securities of real estate investment trusts as a non-principal investment strategy. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
     REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.
     The Fund’s investment in the real estate industry subjects the Fund to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.
     The Fund is also subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Repurchase Agreements
     Each Fund may invest in repurchase agreements as a non-principal investment strategy. Ordinarily, a Fund does not expect its investment in repurchase agreements to exceed 10% of its total assets. However, because each Fund may invest without limit in cash and short-term securities for temporary defensive purposes, there is no limit on each Fund’s ability to invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities (“collateral”) at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
     The Funds’ custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).
Royalty Trusts
     The Income Funds may invest in publicly-traded royalty trusts as a non-principal investment strategy. Royalty trusts are income-oriented equity investments that indirectly, through the ownership of trust units, provide investors

(called “unit holders”) with exposure to energy sector assets such as coal, oil and natural gas. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.
Short-Term Temporary Investments
     In an attempt to respond to adverse market, economic, political or other conditions, each Fund may temporarily invest without limit in a variety of short-term instruments such as commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term U.S. dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by the Advisor.
     Each Fund may also invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks; Eurodollar time deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.
     Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the SEC with respect to the Funds. A brief description of certain kinds of short-term instruments follows:
     Commercial Paper
     Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor’s, Fitch or Moody’s, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor’s, Fitch and Moody’s, see Appendix A.
     Bankers’ Acceptances
     Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.
     Variable Amount Master Demand Notes
     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.
     Variable Rate Demand Obligations
     Variable rate demand obligations (“VRDOs”) are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days on no more than 30 days’ notice.
Temporary Taxable Investments
     The Tax Free Income Funds may make temporary taxable investments. Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the U.S. government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor’s, F1 by Fitch or P-1 by Moody’s or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB- by Standard & Poor’s or Fitch or Baa3 by Moody’s or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the U.S. government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.
Trust Preferred Securities
     The Income Funds may invest in trust preferred securities as a non-principal investment strategy. Trust preferred securities are preferred securities typically issued by a special purpose trust subsidiary and backed by subordinated debt of that subsidiary’s parent corporation. Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date with an onerous interest rate adjustment if not called on the first call date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. See “Taxation.” Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.
U.S. Government Securities
     The Income Funds, other than High Income Bond Fund, invest in U.S. government securities as a principal investment strategy. High Income Bond Fund and the Tax Free Income Funds may invest in such securities as a non-principal investment strategy. The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:
•	direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

•	notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

•	notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding;

•	notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
     U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.
     The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association (“GNMA”) mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”) are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See “— Mortgage-Backed Securities” above for a description of these securities and the Funds that may invest in them.
Variable, Floating, and Fixed Rate Debt Obligations
     The debt obligations in which the Funds invest as either a principal or non-principal investment strategy may have variable, floating, or fixed interest rates. Variable rate securities provide for periodic adjustments in the interest rate. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on floating rate securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Variable and floating rate securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. In order to most effectively use these securities, the Advisor must correctly assess probable movements in interest rates. If the Advisor incorrectly forecasts such movements, a Fund could be adversely affected by use of variable and floating rate securities.
     Fixed rate securities pay a fixed rate of interest and tend to exhibit more price volatility during times of rising or falling interest rates than securities with variable or floating rates of interest. The value of fixed rate securities will tend to fall when interest rates rise and rise when interest rates fall. The value of variable or floating rate securities, on the other hand, fluctuates much less in response to market interest rate movements than the value of fixed rate securities. This is because variable and floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments according to a specified formula, usually with reference to some interest rate index or market interest rate. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like variable or floating rate securities with respect to price volatility.

When-Issued and Delayed Delivery Transactions
     Each Fund may purchase securities on a when-issued or delayed delivery basis as a non-principal investment strategy. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date.
     The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund’s purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund’s total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller’s failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.
     When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund will segregate cash or liquid securities in an amount sufficient to meet the Fund’s purchase commitments. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever became significant. Under normal market conditions, however, a Fund’s commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.
Zero Coupon and Step Coupon Securities
     Core Bond Fund, Intermediate Term Bond Fund, and the Tax Free Income Funds may invest in zero coupon and step coupon securities as a principal investment strategy. Each other Bond Fund may do so as a non-principal investment strategy. Zero coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.
Special Factors Affecting Single State Tax Free Funds
     As described in their Prospectuses, except during temporary defensive periods, each of California Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund and Oregon Intermediate Tax Free Fund will invest primarily in municipal obligations issued by the state indicated by the particular Fund’s name, and by the local and special-purpose political subdivisions of that state. Each such Fund, therefore, is more susceptible to political, economic or regulatory factors adversely affecting issuers of the applicable state’s municipal obligations. The following highlights only some of the more significant financial trends for each such state, and is based on information drawn from reports prepared by state budget officials, official statements and prospectuses relating to securities offerings of or on behalf of the respective state, its agencies, instrumentalities and political subdivisions, and other publicly available documents, as available on the date of this SAI. For each state, obligations of the local governments may be affected by budgetary pressures affecting the state and economic conditions in the state. The Funds have not independently verified any of the information contained in such statements and documents, but are not aware of any facts which would render such information inaccurate.

     California
     Historically, California’s economy has been more volatile than the nation as a whole. The State’s economy is relatively diverse with key drivers being international trade, technology production, tourism, finance, defense, and construction. After experiencing a deep recession due to the deterioration in the housing market, California is showing signs of recovery as hiring in trade, manufacturing and technology services have pushed payrolls higher. Improving U.S. consumer confidence and increasing technology demand should support the state’s recovery. State-wide employment has declined from a peak of 15,265,500 in June 2007 to 13,821,200 in March 2010, a decline of 9.45%. Unemployment for the state was 13.0% in March 2010, versus the national average of 9.7% for the same period. The improvement to the state’s housing market seen last year will likely weaken in 2010 with the expiration of the federal homebuyer tax credit in April 2010. Additionally, the State of California’s continual budget imbalance could be a major risk to its recovery if extraordinary cash management measures need to be implemented. The State of California has incurred a negative unreserved, undesignated fund balance for the last three fiscal years. At the end of FY 2009, the General Fund’s unreserved, undesignated fund balance registered at a negative 21.8% of General Fund revenues, deteriorating further from prior FY 2008’s negative 6.4%. The state’s Controller was forced to issue IOUs in order to provide for its non-priority payments beginning July 2, 2009. The IOUs continued to be issued until a budget accord was reached in late July. The enacted $119.2 billion FY 2010 budget was 17.5% less than the prior year. The FY 2010 budget included no broad based tax increases, program reductions and other “solutions” to close an approximate $26.5 billion deficit. Other solutions included borrowing from local governments and accounting deferrals. On May 14, 2010, Governor Schwarzenegger released his revised $122.6 billion FY 2011 budget which estimates the deficit to be $17.9 billion — down from the January projection of $18.9 billion due in part to special session and federal fund solutions. The proposal does not include new taxes but eliminates CalWORKS (the state’s welfare program), reduces social spending and establishes a $1.2 billion reserve. The governor also relies on federal funds, accounting maneuvers and fund transfers. Two areas are spared from cuts: State Parks and Higher Education. The California’s Legislative Analysts Office released a report advising lawmakers to reject Gov. Schwarzenegger’s plan to eliminate the state’s welfare program and suggests lawmakers instead cut other programs and raise taxes modestly to close California’s budget deficit. California is tied with Illinois for having the lowest credit rating of any state in the country. According to Moody’s Investors Service, California has more debt outstanding than any other state, although the State ranks 10th on a per capita basis as of 2009. In addition to its outstanding debt, California also has approximately $47.5 billion of general obligation bonds authorized but unissued as of February 1, 2010. California’s political landscape has often led to governmental difficulties, including in the adoption of the state budget. As opposed to the simple majority required by most states, California requires a 67% majority of the legislature to adopt a state budget or implement state tax increases. California’s voter initiative process has resulted in several initiatives that have restricted the taxing ability of the State and its political subdivisions, including Proposition 13. Other mandates have required the State and its political subdivisions to incur certain expenses, further restricting their financial flexibility. In addition, unanticipated initiatives that could impact the financial health of the State or its political subdivisions may be adopted in the future. Declining property values resulting from the bursting of the housing bubble may pressure units of local government, as these entities often rely on property taxes for a significant amount of their revenues. The State and its political subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits for government employees.
     Colorado
     Colorado’s economy continues to show signs of gradual recovery as the private sector added jobs in June and July 2010, the first employment growth since April 2008. Beginning evidence of a rebound in the energy sector, an important component to the State’s economy, also provides a basis for expansion. However, growth expectations are tempered as the State continues to confront issues in the banking and real estate sectors. The State’s unemployment rate was 8.2% as of August 2010, as compared to the national unemployment rate of 9.6%. The Taxpayer Bill of Rights (TABOR), passed in 1992, is a constitutional provision that limits increases in spending, as well as the amount of revenue that can be raised, in a given year. Any excess revenue must be refunded to taxpayers. In November 2005, the electorate approved Referendum C, which suspended the State Constitution’s spending limit through 2010. Otherwise, the State would have been forced to make deep expenditure cuts, as the spending limit would have been set using revenues collected at the recessionary low point of FY 2003. The constitutional spending limit was reinstated for FY 2010-11 with the new limit set at the “Referendum C cap,” a less restrictive limit than under TABOR that will effectively eliminate the previous “ratchet down” effect. The Referendum C cap grows from the prior year’s cap instead of the prior year’s spending by a formula based on inflation plus population growth. In FY 2010-11, the Referendum C cap will equal $10.7 billion and revenue subject to TABOR will be $1.4 billion below the cap. Colorado will vote on three meaningful proposals on the November 2010 ballot which, if enacted, would impose significant constraints on governmental entities within the State. Amendment 60 would require school districts to reduce property taxes by half while requiring the State to backfill the difference. Amendment 61 proposes to prohibit the State from incurring debt and would implement additional restrictions on local borrowers from incurring debt. Proposition 101 proposes to reduce the State’s income tax while eliminating or reducing vehicle and telecommunication taxes and fees. Colorado, like many states, continues to experience fiscal pressures resulting from significant reductions in the amount of revenues collected. Per the most recent update in September 2010, Colorado’s FY 2010-11 General Fund budget is currently out of balance with the shortfall estimated at between $50 million and $250 million. The shortfall is attributable to both lower than expected tax revenues and an increase in Medicaid case loads that have exceeded projections. The Governor must submit a budget balancing plan by the end of October 2010. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.
     Minnesota
     The Minnesota economy has begun a modest recovery from the recession and, in terms of jobs, is expected to return to prerecession levels of employment by the end of 2011. Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Historically, the structure of the State’s economy generally has paralleled the structure of the U.S. economy as a whole. The State’s unemployment rate has consistently been less than the national unemployment rate for a number of years, except in 2007 when it was equal to the U.S. average. For August 2010, Minnesota’s unemployment rate (not seasonally adjusted) was 6.9%, compared to a national rate of 9.5%. Since 1980, Minnesota per capita income generally has remained above the national average. In 2009, Minnesota per capita personal income was 106.2% of its U.S. counterpart. The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Capital gains tax realizations have become an increasingly important, but volatile, share of Minnesota’s income tax base. The Minnesota Management and Budget February 2010 Forecast had projected a $994 million General Fund budgetary deficit for June 30, 2011 (without reduction by the $350 million cash flow account) with no budget reserve, based on $31.1 billion of projected expenditures. The 2010 Minnesota legislature enacted a number of measures to address the forecasted shortfall, including ratification of most of the Commissioner’s unallotments, substantial transfers from other State funds, large deferrals of aid to school districts and of certain sales and corporate franchise tax refunds to the next biennium, reductions of aid to local government and higher education, reduction of the State’s Cash Flow Account from $350 million to $266 million, and other spending reductions. The Minnesota Management and Budget end-of-session estimates projected that the State’s unrestricted General Fund balance at June 30, 2011 would be $6 million, after reducing the General Fund balance by the $266 million Cash Flow Account (there is no budget reserve), based on $30.7 billion of expenditures for the biennium. In its July 2010 Economic Update, however, Minnesota Management and Budget announced that revenues through June 30, 2010 were estimated to be $99 million less than previously estimated and that it was likely that revenues after that date also would be less than projected, further negatively impacting the financial projections for the current biennium. While wage and price inflation is included in revenue projections and estimates, state law prohibits including a general inflation adjustment for projected expenditures. The State has established a $600 million line of credit to finance its cash flow needs in the current biennium, if necessary. The Minnesota Council of Economic Advisors has, for some time, urged the State to maintain a budget reserve substantially equal to 5% of biennial spending. The February 2010 budget planning estimates for the next biennium ending June 30, 2013, as adjusted for the 2010 legislation, would project a $5.8 billion budgetary shortfall, but the Minnesota Management and Budget July 2010 Economic Update states that the budget gap is likely to be materially greater than that. Most of the spending reductions in the 2010 legislation were made on a one-time basis, not permanently. Furthermore, consistent with applicable law, spending estimates did not take into account general inflation, which would have added another $1.2 billion of expenditures to the shortfall. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.

     Missouri
     Missouri’s economy is recovering as hiring strengthens consumer confidence and income levels. Manufacturing remains weak whereas the leisure and hospitality and retail services have added jobs. Job losses in finance and poor demand for autos continue. Several auto manufacturing plants have closed in Missouri, decreasing the ability of the state to benefit from future demand. Missouri’s economy has faired slightly better than the nation as a whole recently. Unemployment in Missouri was 9.3% as of June 2010, as compared to the national average of 9.5% during the same period. Missouri’s debt levels are below average which reflects the State’s constitutional debt limitations. Demographic trends are below average, with slow population growth and migration weak, which could negatively affect the State’s economy in the long run. The FY 2011 enacted budget totals $23.3 billion in overall spending, a 1% decrease from FY 2010 after eliminating the American Reinvestment and Recovery Act (ARRA) funds. The budget was balanced through increased tax receipts, the use of ARRA funds, and expenditure cuts across the board, but spared K-12 education cuts. Additionally, the state kept intact its constitutionally mandated Rainy Day Fund at 7.5% of the previous year’s net general revenue collections. State budgetary pressure may dampen economic growth if higher sales and income taxes and the elimination of tax credits are realized as the long term fiscal solution. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post employment benefits.
     Nebraska
     As in the past, economic conditions will be relatively strong in Nebraska. Nebraska continues to have a favorable industry mix, with strength in agriculture and insurance. Nebraska consumers also face fewer problems from unemployment and falling home prices. The Bureau of Business Research of the University of Nebraska-Lincoln and the Nebraska Business Forecast Council expects that the sharp job losses of 2009 will be followed by moderate employment and income growth in 2010. Trend employment and income growth are forecast for 2011 and 2012. Farm incomes, which were at record levels in 2008, fell sharply during 2009. But, Nebraska farm income remained above its 10-year average in 2009, and is forecast to rise in 2010, 2011, and 2012. The State’s budget was balanced at the end of its 2010 legislative session with a projected ending balance that is only $400,000 above the minimum reserve. According to the Nebraska Legislative Fiscal Office (NLFO), the adjusted revenue growth currently forecast for FY 2009 through FY 2011 is the lowest consecutive three years in the 28 years which growth has been calculated and is a cumulative negative 1.7%. Spending growth, excluding deficits, is negative 4.5% in FY 2009-10 and 2.4% in FY 2010-11 for a two year average of negative 1.1%. While there have been cuts in the 2009 Regular Session, 2009 Special Session, and 2010 Session, a large portion of this reduction can be attributed to the use of American Recovery and Reinvestment Act (ARRA) funds. The FY 2010-11 General Fund budget is $250.6 million lower due to using ARRA funds to offset General Funds. In addition to the ARRA funds, there were substantial amounts of other one-time funds used to balance the FY 2010-11 budget. While the FY 2010-11 biennial budget is balanced at the present time, the prospects for the FY 2011-12 biennial budget are at best pessimistic, with a projected balance that is $679 million below the minimum reserve. This large budget shortfall, even with the high revenue growth utilized for planning purposes, is illustrative of the structural imbalance created with the low revenue growth over the three year period and the high amount of one-time items used to balance the current biennial budget. The one bright spot going into the FY 2011-12 biennium, according to the NLFO, is the $321 million Cash Reserve Fund balance that is projected to be carried forward from the FY 2010-11 biennium into the next. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.
     Ohio
     Ohio’s recession was earlier and deeper than the nation’s in part due to weakness in its manufacturing base. Manufacturing accounts for 12.4% of employment in the State as compared to the national average of 9.1% as of 2009. State unemployment rates remain high, most recently at 10.3% in July 2010 above the national average of 9.5%. Demographic trends remain weak and socioeconomic indicators are below average. The State’s 2010-2011 biennial budget totals $50.4 billion—$24.6 billion for FY 2010, down 8% from 2009, and $25.8 billion for FY 2011, up 5.1% over 2010. In order to achieve a balanced budget, the State has relied on non-recurring revenues, such as debt restructuring and federal stimulus funding, in its 2009, 2010 and 2011 budgets. Additionally, the State used all of its Budget Stabilization Fund to address the 2009 budget deficit. The State faces an estimated $8 billion shortfall for the 2012-2014 biennial budget and has formed a bipartisan commission to determine how the revenue gap will be met. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post employment benefits.
     Oregon
     Just as with the U.S. economy, Oregon is showing signs of a slowdown or “pause” in economic activity mid-way through 2010. Economic measures from the State of Oregon Office of Economic Analysis (OEA) and other sources all point to moderation. Oregon housing sales have slowed and total permits through May 2010 were lower. The June 2010 employment report, after adjusting for the loss of temporary federal census workers, showed a loss of jobs. The State’s June unemployment rate remained around 10.5%, where it had been for the previous eight months. The OEA forecasts a decline in total employment in the third quarter of 2010 and a mild increase of 0.2% in the fourth quarter of 2010. The second quarter of 2011 will see improving job growth approaching 2.0%. According to the OEA, the Oregon economy does not enter a stronger job growth period until the fourth quarter of 2011. The State of Oregon General Fund revenues for FY 2009-11 are expected to be $12.3 billion, according to the OEA’s September 2010 forecast. This represents a decrease of $377.5 million from the OEA’s June 2010 forecast and is attributed to a prolonged plunge in personal income taxes. After incorporating a Rainy Day Fund transfer triggered by the June forecast, total available resources amount to $12.5 billion for FY 2009-11. The June 2010 forecast for FY 2011-13 reflected total available revenues of $14.8 billion in the General Fund and $0.9 billion in the Lottery Funds, for a total of $15.7 billion of resources. Projected expenditures at current service levels consist of $17.2 billion General Fund and $0.96 billion Lottery Funds, for a total of $18.2 billion of expenditures. With the inclusion of a 1% ending balance, the projected gap between resources and expenditures for the 2011-13 biennium was projected at $2.67 billion. In the OEA’s September 2010 forecast, lower expectations for the economic recovery led to a decrease in the 2011-13 General Fund forecast of $622.6 million relative to the June forecast, further increasing the projected gap between resources and expenditures for the 2011-13 biennium. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.
Investment Restrictions
     In addition to the investment objectives and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” above, each Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.
     None of the Funds will:
1.	Concentrate its investments in a particular industry, except that any Fund with one or more industry concentrations implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. Government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. Government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This investment restriction does not apply to the Tax Free Income Funds (other than Tax Free Fund, Short Tax Free Fund and Intermediate Tax Free Fund).

4.	Invest in companies for the purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities. With respect to Inflation Protected Securities Fund, this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.
     For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the SEC, a Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry. The Funds will use industry classifications provided by Bloomberg, Barclays, or other similar sources to determine its compliance with this limitation.
     For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.
     For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.
     Because each of the Tax Free Income Funds refers to tax-free investments in its name, each has a fundamental investment policy that it will normally invest at least 80% of its assets in investments that pay interest exempt from federal and, for state-specific funds, applicable state income tax, including the federal alternative minimum tax and, for the state-specific Funds (except for Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund), the applicable state alternative minimum tax.

     The following restrictions are non-fundamental and may be changed by FAIF’s Board of Directors without a shareholder vote:
     None of the Funds will:
1.	Invest more than 15% of its net assets in all forms of illiquid investments.

2.	Borrow money in an amount exceeding 10% of the borrowing Fund’s total assets except that High Income Bond Fund may borrow up to one-third of its total assets and pledge up to 15% of its total assets to secure such borrowings. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

3.	Make short sales of securities.

4.	Lend portfolio securities representing in excess of one-third of the value of its total assets.

5.	Pledge any assets, except in connection with any permitted borrowing and then in amounts not in excess of one-third of the Fund’s total assets, provided that for the purposes of this restriction, margin deposits, security interests, liens and collateral arrangements with respect to options, futures contracts, options on futures contracts, and other permitted investments and techniques are not deemed to be a pledge of assets for purposes of this limitation.

6.	Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.
     With respect to the non-fundamental restriction set forth in number 1 above, each Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.
     The Board of Directors has adopted guidelines and procedures under which the Funds’ investment advisor is to determine whether the following types of securities which may be held by certain Funds are “liquid” and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the “private placement” exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.
     For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as “Money Store 94-D A2” would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies — Automobile. Similarly, an asset-backed security known as “Midlantic Automobile Grantor Trust 1992-1 B” would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks — Automobile. Thus, an issuer or sponsor may be included in more than one “industry” classification, as may a particular type of collateral.

Fund Names
     With respect to any Fund, with the exception of the Tax Free Income Funds, that has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) must be invested in a strategy suggested by the Fund’s name, a policy has been adopted by the Funds to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c).
Portfolio Turnover
     The portfolio turnover rate for Inflation Protected Securities Fund was significantly higher during the fiscal year ended June 30, 2010 than during the fiscal year ended June 30, 2009. The portfolio turnover rate for Inflation Protected Securities Fund increased from 24% to 72% primarily due to an increase in trading opportunities relative to the extraordinary market dislocation of fourth quarter 2008 when trading opportunities were more limited.
Disclosure of Portfolio Holdings
Public Disclosure
     Each Fund is required by the SEC to file its portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each fund’s annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the relevant Fund’s fiscal quarter. In addition, the First American Fund Family makes portfolio holdings information publicly available for all First American Funds other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund (the “Index Funds,” series of FAIF), the series of FAF (the “Money Market Funds”), which are money market funds, and the series of the Mount Vernon Trust by posting the information on the First American Funds website (the “Website”) at the end of each calendar quarter. The Funds will attempt to post such information within ten business days of calendar quarter-end. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Funds’ procedures regarding the disclosure of Undisclosed Holdings Information.
Nonpublic Disclosure
     The Funds’ board of directors has adopted policies and procedures (the “Disclosure Policies”), which prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the Website. Different exceptions to this prohibition are made depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.
     Because the portfolios of the Index Funds generally mirror the composition of published indices, the Index Funds are not subject to the Disclosure Policies. In addition, the Money Market Funds are not subject to the Disclosure Policies because these Funds hold only short-term money market securities that generally do not vary significantly in value over short periods of time. The Mount Vernon Trust is not subject to the Disclosure Policies because the series of the trust are not available to the general public, but are only offered in connection with the investment of collateral received in connection with securities lending. Because of the types of securities held by, or the limited purpose of, the foregoing Funds, such Funds’ portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.
     Disclosure within FAF Advisors and Its Affiliates and to Fund Directors
     Undisclosed Holdings Information and information derived therefrom is provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by FAF Advisors and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of FAF Advisors who are not otherwise entitled to receive such information under “Disclosure to Fund Service Providers and Prospective Service Providers,” below, if (1) such individuals are subject to FAF Advisors Code of Ethics, or that of an affiliate, which imposes a duty not to trade on such information; (2) the fund to which such information relates is subject to FAF Advisors’ market timing review; and (3) FAF Advisors’ Internal Compliance Controls Committee has determined that improper use of such information by such individuals is not likely to affect the funds in any material respect based on factors such as the types of funds to which the Undisclosed Holdings Information relate, the flows of investment into such funds, and reports of portfolio managers regarding the stability of assets in such funds.
     Undisclosed Holdings Information and information derived therefrom also may be provided to directors of the First American Funds and their service providers, such as counsel, as part of the materials for regular or special board of directors meetings without prior approval.
     Disclosure to Fund Service Providers and Prospective Service Providers
     Undisclosed Holdings Information and information derived therefrom is provided, or otherwise made available, on a daily basis to the Advisor (as described above), sub-advisors, custodians, administrators, transfer agents, securities lending agents, and outside accountants. Undisclosed Holdings Information may also be provided to outside counsel, entities that provide Class B share financing, proxy voting organizations, financial printers, pricing services and other organizations that provide or propose to provide services to the First American Funds. Prior to receiving Undisclosed Holdings Information, a service provider or prospective service provider must enter into a written agreement with the Funds to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information. Notwithstanding the foregoing, any sub-advisor to a First American Fund may disclose Undisclosed Holdings Information and information derived therefrom to any third party which it employs to perform accounting, administrative, reporting or ancillary services required to enable such sub-advisor to perform its functions under its sub-advisory agreement relating to such First American Fund, provided that (a) the third party is subject to a confidentiality agreement that specifically prevents the misuse of such information, and (b) the sub-advisor agrees in substance (i) to act in good faith and with due diligence in the selection, use and monitoring of such third parties, and (ii) to be solely responsible for any loss caused by, or mistake, gross negligence or misconduct of, such third party.
     Disclosure to Fund Ranking and Ratings Organizations
     Undisclosed Holdings Information and information derived therefrom may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody’s, and Standard & Poor’s, and to entities that provide investment coverage and/or analytical information regarding a Fund’s portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.
     Disclosure to Investors, Prospective Investors, and Investor Consultants
     The Disclosure Policies provide that Undisclosed Holdings Information and information derived therefrom may be provided to investors, prospective investors, or investor consultants with the prior approval of the Funds’ Chief Compliance Officer in the specific instance. The Chief Compliance Officer will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the Chief Compliance Officer also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Advisor and its affiliates, on the other, which is presented by the request. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Advisor and its affiliates, on the other, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds’ Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.
     Disclosure as Required by Applicable Law
     Undisclosed Holdings Information and information derived therefrom may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.
     Disclosure of Limited Holdings
     Portfolio managers, analysts and other personnel of the Advisor and any sub-advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the First American Funds website or filed with the SEC unless the recipient has entered into a written agreement with the Funds to maintain the confidentiality of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.
     No Compensation or Consideration
     Neither the Funds, nor the Advisor or any sub-advisor or any affiliate of either, including the Chief Compliance Officer or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.
     Chief Compliance Officer Reports to Fund Board
     The Funds’ Chief Compliance Officer must provide a quarterly report to the Funds’ board of directors addressing exceptions to these policies and procedures during the preceding quarter, if any.
     Detective and Corrective Action
     Any unauthorized release of Undisclosed Holdings Information which comes to the attention of an employee of the Advisor shall be reported to the Chief Compliance Officer. The Chief Compliance Officer shall recommend an appropriate sanction to be imposed by the individual’s supervisor if the individual releasing such information is an employee of the Advisor or other appropriate action if the individual is not an employee of the Advisor.
     Designee of Chief Compliance Officer
     In the event of the absence or unavailability of the Chief Compliance Officer, all of the obligations of the Chief Compliance Officer may be performed by his or her designee.
*****
     The following parties currently receive Undisclosed Holdings Information on an ongoing basis pursuant to the various arrangements described above:
Altrinsic Global Advisors, Inc.
Ashland Partners
Banc of America Securities, LLC
Barclays Capital, Inc.
Barra
Bloomberg
BNP Paribas Prime Brokerage, Inc.

BNP Paribas Securities Corp.
Bowne & Company
Broadridge Systems
Calyon Securities (USA), Inc.
Cantor Fitzgerald & Co.
Capital Bridge
Citigroup Global Markets, Inc.
Credit Suisse Securities (USA), LLC
Deutsche Bank Securities, Inc.
Dorsey & Whitney LLP
Dresdner Kleinwort Securities, LLC
Ernst & Young LLP
FactSet Research Systems
FAF Advisors, Inc.
First Clearing, LLC
FT Interactive Data
Goldman Sachs & Co.
Hansberger Global Investors, LLC
HSBC Securities (USA), Inc.
ING Financial Markets, LLC
Jefferies & Company, Inc.
J.P. Morgan Clearing Corp.
J.P. Morgan Securities, Inc.
K&L Gates LLP
Lazard Asset Management, Inc.
Lipper Inc.
Markit
Merrill Corporation
Merrill Lynch Government Securities
Merrill Lynch, Pierce, Fenner & Smith
Moody’s
Morgan Stanley & Co., Inc.
Morningstar, Inc.
MS Securities Services, Inc.
Newedge USA, LLC
Pricing Direct
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
RBS Securities, Inc.
RiskMetrics Group
Quasar Distributors, LLC
Scotia Capital (USA), Inc.
SG Ameritas Securities, LLC
SG Constellation, LLC
SNL Financial
Societe Generale
Standard & Poor’s/JJ Kenny
State Street Bank & Trust Co.
TD Ameritrade Clearing, Inc.
ThomsonReuters LLC
UBS Securities, LLC
U.S. Bancorp Fund Services, LLC
U.S. Bank, N.A.
Vickers
Wells Fargo Securities, LLC

Directors and Executive Officers
     Set forth below is information about the Directors and the officers of the Funds. The Board consists entirely of Directors who are not considered “interested persons” of the Funds, as that term is defined in the 1940 Act (“Independent Directors”).
Independent Directors

Other
	Position		Principal Occupation During	Number of Portfolios	Directorships
	Held with	Term of Office and Length	Past Five Years and Other	in Fund Complex	Held by
Name, Address, and Age	Fund	of Time Served	Relevant Experience[1]	Overseen by Director	Director[2]

Benjamin R. Field III,	Director	Term expiring earlier of	Retired; non-profit board	First American Funds	None
P.O. Box 1329,		death, resignation,	member; former Senior	Complex: twelve
Minneapolis, Minnesota		removal, disqualification,	Financial Advisor, Senior Vice	registered
55440-1329		or successor duly elected	President, Chief Financial	investment
(1938)		and qualified. Director of	Officer and Treasurer, Bemis	companies, including
		FAIF since September	Company, Inc., a packaging and	55 portfolios
		2003.	materials manufacturer;
Independent Director, First
American Fund Complex since
2003.

Roger A. Gibson,	Director	Term expiring earlier of	Director, Charterhouse Group,	First American Funds	None
P.O. Box 1329,		death, resignation,	Inc., a private equity firm, since	Complex: twelve
Minneapolis, Minnesota		removal, disqualification,	October 2005;	registered
55440-1329		or successor duly elected	Advisor/Consultant, Future	investment
(1946)		and qualified. Director of	Freight™, a logistics/supply	companies, including
		FAIF since October 1997.	chain company; Director,	55 portfolios
Towne Airfreight; non-profit
board member; prior to
retirement in 2005, served in
several executive positions for
United Airlines, including Vice
President and Chief Operating
Officer — Cargo; Independent
Director, First American Fund
Complex since 1997.

Victoria J. Herget,	Director	Term expiring earlier of	Investment consultant;	First American Funds	None
P.O. Box 1329,		death, resignation,	Chartered Financial Analyst;	Complex: twelve
Minneapolis, Minnesota		removal, disqualification,	Board Chair, United Educators	registered
55440-1329		or successor duly elected	Insurance Company; non-profit	investment
(1951)		and qualified. Director of	board member; prior to	companies, including
		FAIF since September	retirement in 2001, served in	55 portfolios
		2003.	various positions, including
managing director, for Zurich
Scudder Investments;
Independent Director, First
American Fund Complex since
2003.

John P. Kayser	Director	Term expiring earlier of	Retired; non-profit board	First American Funds	None
P.O. Box 1329,		death, resignation,	member; prior to retirement in	Complex: twelve
Minneapolis, Minnesota		removal, disqualification,	2004, Principal, William Blair &	registered
55440-1329		or successor duly elected	Company, LLC, a Chicago-based	investment
(1949)		and qualified. Director of	investment firm; previously	companies, including
		FAIF since October 2006.	served on board of governors,	55 portfolios
Chicago Stock Exchange; former
Director, William Blair Mutual
Funds, Inc., Midwest Securities
Trust Company, and John O.
Butler Co.; Independent
Director, First American Fund
Complex since 2006.

Other
	Position		Principal Occupation During	Number of Portfolios	Directorships
	Held with	Term of Office and Length	Past Five Years and Other	in Fund Complex	Held by
Name, Address, and Age	Fund	of Time Served	Relevant Experience[1]	Overseen by Director	Director[2]

Leonard W. Kedrowski,	Director	Term expiring earlier of	Owner and President, Executive	First American Funds	None
P.O. Box 1329,		death, resignation,	and Management Consulting,	Complex: twelve
Minneapolis, Minnesota		removal, disqualification,	Inc., a management consulting	registered
55440-1329		or successor duly elected	firm; Board member, GC	investment
(1941)		and qualified. Director of	McGuiggan Corporation (dba	companies, including
		FAIF since November	Smyth Companies), a label	55 portfolios
		1993.	printer; Member, investment
advisory committee, Sisters of
the Good Shepherd; Certified
Public Accountant; former Chief
Executive Officer, Creative
Promotions International, LLC, a
promotional award programs
and product company; former
Vice President, Chief Financial
Officer, Treasurer, Secretary,
and Director, Anderson
Windows, a large privately-held
manufacturer of wood
windows; former Director,
Protection Mutual Insurance
Company, an international
property and casualty insurer;
Independent Director, First
American Fund Complex since
1993.

Richard K. Riederer,	Director	Term expiring earlier of	Owner and Chief Executive	First American Funds	Cliffs Natural
P.O. Box 1329,		death, resignation,	Officer, RKR Consultants, Inc., a	Complex: twelve	Resources,
Minneapolis, Minnesota		removal, disqualification,	consulting company providing	registered	Inc. (a
55440-1329		or successor duly elected	advice on business strategy,	investment	producer of
(1944)		and qualified. Director of	mergers and acquisitions;	companies, including	iron ore
		FAIF since August 2001.	Director, Cliffs Natural	55 portfolios	pellets and
			Resources, Inc.; Certified		coal)
Financial Analyst; non-profit
board member; former Chief
Executive Officer and President,
Weirton Steel Corporation;
former Vice President and
Treasurer, Harnischfeger
Industries, a capital machinery
manufacturer; former Treasurer
and Director of Planning, Allis
Chalmers Corporation, an
equipment manufacturing
company; former Trustee, State
of West Virginia Investment
Division; former Chairman,
American Iron & Steel Institute,
a North American steel industry
trade association; Independent
Director, First American Fund
Complex since 2001 and Firstar
Funds 1988-2001.

Joseph D. Strauss,	Director	Term expiring earlier of	Attorney At Law; Owner and	First American Funds	None
P.O. Box 1329,		death, resignation,	President, Strauss Management	Complex: twelve
Minneapolis, Minnesota		removal, disqualification,	Company, a Minnesota holding	registered
55440-1329		or successor duly elected	company for various	investment
(1940)		and qualified. Director of	organizational management	companies, including
		FAIF since April 1991.	business ventures; Owner,	55 portfolios
Chairman and Chief Executive
Officer, Community Resource
Partnerships, Inc., a corporation
engaged in strategic planning,

Other
	Position		Principal Occupation During	Number of Portfolios	Directorships
	Held with	Term of Office and Length	Past Five Years and Other	in Fund Complex	Held by
Name, Address, and Age	Fund	of Time Served	Relevant Experience[1]	Overseen by Director	Director[2]

operations management,
government relations,
transportation planning and
public relations; Owner,
Chairman and Chief Executive
Officer, Excensus™ LLC, a
strategic demographic planning
and application development
firm; Vice President — Business
Development and General
Counsel, Ewald Consulting, Inc.,
an association management,
government and public
relations firm; Vice President
and General Counsel, Unger
Meat Co., a premium beef
source verification firm; General
Counsel, Lythic Solutions, Inc., a
brand owner and distributor of
concrete densifier, protector
and polishing products
worldwide; General Counsel,
ibody science, llc, a
manufacturer of all-natural skin
and wound care treatment
products for human beings;
General Counsel, Cowgirl
Science, LLC, a manufacturer of
all-natural skin and wound care
treatment products for animals;
Independent Director, First
American Fund Complex since
1984.

Virginia L. Stringer,	Chair;	Chair term three years.	Board member, Mutual Fund	First American Funds	None
P.O. Box 1329,	Director	Director term expiring	Directors Forum; Member,	Complex: twelve
Minneapolis, Minnesota		earlier of death,	Governing Board, Investment	registered
55440-1329		resignation, removal,	Company Institute’s	investment
(1944)		disqualification, or	Independent Directors Council;	companies, including
		successor duly elected and	governance consultant and non-	55 portfolios
		qualified. Chair of FAIF’s	profit board member; former
		Board since September	Owner and President, Strategic
		1997; Director of FAIF	Management Resources, Inc., a
		since September 1987.	management consulting firm;
previously held several
executive positions in general
management, marketing and
human resources at IBM and
The Pillsbury Company;
Independent Director, First
American Fund Complex since
1987.

James M. Wade,	Director	Term expiring earlier of	Owner and President, Jim Wade	First American Funds	None
P.O. Box 1329,		death, resignation,	Homes, a homebuilding	Complex: twelve
Minneapolis, Minnesota		removal, disqualification,	company; formerly, Vice	registered
55440-1329		or successor duly elected	President and Chief Financial	investment
(1943)		and qualified. Director of	Officer, Johnson Controls, Inc.;	companies, including
		FAIF since August 2001.	Independent Director, First	55 portfolios
American Fund Complex since
2001 and Firstar Funds 1988-
2001.

[1]	Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAIF.
[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.
Executive Officers

Name, Address, and	Position(s) Held	Term of Office and
Year of Birth	with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Thomas S. Schreier, Jr., FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1962) [1]	President	Re-elected by the Board annually; President of FAIF since February 2001	Chief Executive Officer of FAF Advisors, Inc.; Chief Investment Officer of FAF Advisors, Inc. since September 2007.

Jeffery M. Wilson, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1956) [1]	Vice President - Administration	Re-elected by the Board annually; Vice President – Administration of FAIF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr., FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1959) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAIF since December 2004	Mutual Funds Treasurer, FAF Advisors, Inc.

Jill M. Stevenson, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1965) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAIF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc.

David H. Lui, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1960) [1]	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAIF since March 2005	Chief Compliance Officer, FAF Advisors, Inc.

Cynthia C. DeRuyter, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1973) [1]	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAIF since June 2010	Compliance Director, FAF Advisors, Inc. since March 2010; prior thereto, Compliance Manager, RSM McGladrey, Inc. since March 2006, prior thereto, Compliance Manager, FAF Advisors, Inc.

Kathleen L. Prudhomme, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1953) [1]	Secretary	Re-elected by the Board annually; Secretary of FAIF since December 2004; prior thereto, Assistant Secretary of FAIF since September 1998	Deputy General Counsel, FAF Advisors, Inc.

James D. Alt, Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004; Secretary of FAIF from June 2002 through December 2004; Assistant Secretary of FAIF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James R. Arnold, U.S. Bancorp Fund	Assistant Secretary	Re-elected by the Board annually;	Senior Vice President, U.S. Bancorp Fund Services, LLC.

Name, Address, and	Position(s) Held	Term of Office and
Year of Birth	with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (1957) [1]		Assistant Secretary of FAIF since June 2003

Richard J. Ertel, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1967) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc.

Michael W. Kremenak, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1978) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since February 2009	Counsel, FAF Advisors, Inc., since January 2009; prior thereto, Associate, Skadden, Arps, Slate, Meagher & Flom LLP from September 2005 to January 2009.

[1]	Messrs. Schreier, Wilson, Gariboldi, Lui, Ertel, and Kremenak and Mses. Stevenson, DeRuyter and Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor and administrator for FAIF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAIF.
Board Leadership Structure
     The Board is responsible for overseeing generally the operation of the Funds. The Board has approved an investment advisory agreement with FAF Advisors, as well as other contracts with FAF Advisors, its affiliates, and other service providers.
     As noted above, each Director is considered to be an independent director. The Directors also serve as directors of other funds in the First American fund complex (the “Fund Complex”). Taking into account the number, the diversity and the complexity of the funds overseen by the Directors and the aggregate amount of assets under management in the Fund Complex, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may use the resources of the Funds’ counsel and auditors, counsel to the Independent Directors, as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise.
     The Funds are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. The Board’s role in risk oversight of the Funds reflects its responsibility to oversee generally, rather than to manage, the operations of the Funds. The actual day-to-day risk management with respect to the Funds resides with FAF Advisors and the other service providers to the Funds. In line with the Board’s oversight responsibility, the Board receives reports and makes inquiries at its regular meetings or otherwise regarding various risks. However, the Board relies upon the Funds’ Chief Compliance Officer, who reports directly to the Board, and FAF Advisors (including its Chief Risk Officer and other members of its management team) to assist the Board in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Although the risk management policies of FAF Advisors and the other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or FAF Advisors, its affiliates or other service providers.
Standing Committees of the Board of Directors
     There are currently three standing committees of the FAIF Board of Directors: Audit Committee, Pricing Committee and Governance Committee. All committee members are Independent Directors.

			Number of Fund
			Complex Committee
			Meetings Held
			During FAIF’s
			Fiscal Year Ended
	Committee Function	Committee Members	6/30/10
Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board of Directors. The Audit Committee, together with the Board of Directors, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	Leonard W. Kedrowski (Chair) Benjamin R. Field III John P. Kayser Richard K. Riederer Virginia L. Stringer (ex-officio)	5

Pricing Committee	The Committee is responsible for valuing portfolio securities for which market quotations are not readily available, pursuant to procedures established by the Board of Directors.	Roger A. Gibson (Chair) James M. Wade Benjamin R. Field III Virginia L. Stringer (ex-officio)	4

Governance Committee	The Committee has responsibilities relating to (1) Board and Committee composition (including, interviewing and recommending to the Board nominees for election as directors; reviewing the independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from serving on the board of directors of mutual funds that are not part of the First American Fund Complex; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate; recommending that the Board make changes to the Committee’s charter).	Joseph D. Strauss (Chair) James M. Wade Victoria J. Herget Virginia L. Stringer (ex-officio)	3
     In addition to the above committees, the Board also appoints a Fund Review Liaison. The responsibility of the Fund Review Liaison is to lead the Board, together with the Board Chair, in evaluating Fund performance, Fund service provider contracts and arrangements for execution of Fund trades. Ms. Herget is the current Fund Review Liaison.

     The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAIF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.
     A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;
•	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange (NYSE) and NYSE Amex listing standards and is not an “interested person” as defined in the 1940 Act;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.
     The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.
Director Ownership of Securities of the Funds or Advisor
     The information in the table below discloses the dollar ranges of (i) each Director’s beneficial ownership in FAIF, and (ii) each Director’s aggregate beneficial ownership in all funds within the First American Funds complex, including in each case the value of fund shares elected by Directors in the directors’ deferred compensation plan, based on the value of fund shares as of June 30, 2010.

Directors
	Field	Gibson	Herget	Kayser	Kedrowski	Riederer	Strauss	Stringer	Wade

Aggregate Holdings – Fund Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Core Bond Fund	—	Over $100,000	—	—	—	—	$50,001- $100,000	—	Over $100,000
High Income Bond Fund	—	—	—	$50,001- $100,000	—	$10,001- $50,000	—	—	—
Inflation Protected Securities Fund	—	—	—	—	Over $100,000	—	—	—	—
Intermediate Government Bond Fund	—	—	—	—	—	—	—	—	—
Intermediate Term Bond Fund	—	—	—	—	—	—	$10,001- $50,000	—	—
Short Term Bond Fund	—	—	—	—	—	—	$50,001- $100,000	—	Over $100,000
Total Return Bond Fund	—	—	—	Over $100,000	—	—	—	—	—
Short Tax Free Fund	—	—	—	—	—	—	—	—	—
Intermediate Tax Free Fund	—	—	—	—	—	—	—	—	—

Case 2:06-cv-01 531 -J FC Document 105-1 Filed 01/22/10 Page 2 of 41

Directors
	Field	Gibson	Herget	Kayser	Kedrowski	Riederer	Strauss	Stringer	Wade

Tax Free Fund	—	—	—	—	—	—	—	—	—
California Tax Free Fund	—	—	—	—	—	—	—	—	—
Colorado Tax Free Fund	—	—	—	—	—	—	—	—	—
Minnesota Intermediate Tax Free Fund	—	—	—	—	—	—	—	—	—
Minnesota Tax Free Fund	—	—	—	—	—	—	Over $100,000	—	—
Missouri Tax Free Fund	—	—	—	—	—	—	—	—	—
Nebraska Tax Free Fund	—	—	—	—	—	—	—	—	—
Ohio Tax Free Fund	—	—	—	—	—	—	—	—	—
Oregon Intermediate Tax Free Fund	—	—	—	—	—	—	—	—	—
     As of October 15, 2010, none of the Independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.
Director Qualifications
     The Board has determined that each Director should continue to serve as such based on several factors (none of which alone is decisive). Each Director has served in their role as Director of the Funds since at least October 2006. Because of this experience, each Director is knowledgeable regarding the Funds’ business and service provider arrangements. In addition, each Director has served for a number of years as a director of other funds in the Fund Complex, as indicated in the “Independent Directors” table above. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Directors have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Director, which in each case contributed to the Board’s conclusion that the Director should serve (or continue to serve) as trustee of the Funds, is provided in the “Independent Directors” table above.
Director Compensation
     The First American Family of Funds, which includes FAIF, FAF, FASF, FACEF, and Mount Vernon Trust, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $150,000 ($265,000 in the case of the Chair). The Fund Review Liaison and the Audit Committee Chair each receive an additional annual retainer of $20,000. The other standing Committee Chairs receive an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and Committee meetings:
•	$1,000 for attending the first day of an in-person Board meeting ($1,500 in the case of the Chair);
•	$2,000 for attending the second day of an in-person Board meeting ($3,000 in the case of the Chair);

•	$1,000 for attending the third day of an in-person Board meeting ($1,500 in the case of the Chair), assuming the third day ends no later than early afternoon; and

•	$500 for in-person attendance at any committee meeting ($750 in the case of the Chair of each committee);
     A Director who participates telephonically in any in-person Board or Committee meeting receives half of the fee that Director would have received for attending, in-person, the Board or Committee meeting. For telephonic Board and Committee meetings, the Chair and each Director and Committee Chair, as applicable, receive a fee equal to half the fee he or she would have received for attending an in-person meeting.
     Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and Committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in the First American Family of Funds.
     The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the “Plan”). Under the Plan, a Director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any Director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to Directors.
     Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.
     The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, Mount Vernon Trust, and FACEF collectively (column 5) during the fiscal year ended June 30, 2009. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year or fiscal period.
Compensation during Fiscal Year Ended June 30, 2010

		Pension or		Total Compensation
	Aggregate Compensation	Retirement Benefits	Estimated Annual	from Registrant and
	From	Accrued as Part of	Benefits Upon	Fund Complex Paid
Name of Person, Position	Registrant [1]	Fund Expenses	Retirement	to Directors [2]

Benjamin R. Field III, Director	$113,766	-0-	-0-	$166,000
Roger A. Gibson, Director	123,109	-0-	-0-	179,625
Victoria J. Herget, Director	125,425	-0-	-0-	183,000
John P. Kayser, Director	112,567	-0-	-0-	164,250
Leonard W. Kedrowski, Director	127,045	-0-	-0-	185,375
Richard K. Riederer, Director	112,396	-0-	-0-	164,000
Joseph D. Strauss, Director	122,333	-0-	-0-	178,500
Virginia L. Stringer, Director & Chair	197,721	-0-	-0-	288,500
James M. Wade, Director	112,910	-0-	-0-	164,750

[1]	Included in the Aggregate Compensation from Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $24,626; and Victoria J. Herget, $37,633.

[2]	Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $35,925; and Victoria J. Herget, $54,900.

Sales Loads
     Directors of the Funds and certain other Fund affiliates may purchase the Funds’ Class A shares at net asset value without a sales charge. See the applicable Fund’s Prospectus for details. Shares are offered at net asset value to directors and certain other Fund affiliates due to the reduced sales efforts and expense associated with purchases by such persons.
Code of Ethics
     FAIF, FAF Advisors, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These Codes of Ethics are on public file with, and are available from, the SEC.
Proxy Voting Policies
     FAF Advisors, as investment manager for the First American family of mutual funds, has been delegated the authority by the board of directors of FAIF to vote proxies with respect to the investments held in the Funds. The policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are set forth in Appendix B. FAF Advisors will review the policies annually. Each year the First American family of funds files its proxy voting records with the SEC and makes them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through www.firstamericanfunds.com and/or the SEC’s website at www.sec.gov.
Investment Advisory and Other Services for the Funds
Investment Advisor
     FAF Advisors, Inc. (the “Advisor”), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank National Association (“U.S. Bank”), 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2010, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of more than $290 billion, consolidated deposits of more than $187 billion and shareholders’ equity of $29.2 billion.
     Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the “Advisory Agreement”), as amended, FAIF engaged U.S. Bank, through its First American Asset Management division (“FAAM”), to act as investment Advisor for, and to manage the investment of, the series of FAIF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. The monthly fees paid to the Advisor are calculated on an annual basis based on each Fund’s average daily net assets (before any waivers), as set forth in the table below:

Fund	Gross Advisory Fee %

Core Bond Fund	0.50
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
Total Return Bond Fund	0.60

Fund	Gross Advisory Fee %

California Tax Free Fund	0.50
Colorado Tax Free Fund	0.50
Intermediate Tax Free Fund	0.50
Minnesota Intermediate Tax Free Fund	0.50
Minnesota Tax Free Fund	0.50
Missouri Tax Free Fund	0.50
Nebraska Tax Free Fund	0.50
Ohio Tax Free Fund	0.50
Oregon Intermediate Tax Free Fund	0.50
Short Tax Free Fund	0.50
Tax Free Fund	0.50
     The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAIF’s Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds’ investments and to discharge its duties as investment advisor of the Funds.
     In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.
     From time to time, the Advisor may agree to contractual or voluntary fee waivers (or reimbursements) on the Funds. A contractual fee waiver (or reimbursement) may not be terminated without the approval of the Board of Directors of FAIF prior to the end of the contractual period. A contractual waiver (or reimbursement) may be discontinued by the Advisor at any point thereafter. A voluntary fee waiver (or reimbursement) may be discontinued by the Advisor at any time. Contractual and voluntary fee waivers (or reimbursements) will be set forth in the Funds’ Prospectuses. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.
     The following table sets forth total advisory fees before waivers and after waivers for each Fund for the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	June 30, 2008		June 30, 2009		June 30, 2010
	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee
Fund	Before Waivers	After Waivers	Before Waivers	After Waivers	Before Waivers	After Waivers

Core Bond Fund	$8,264,262	$7,301,988	$6,463,551	$5,616,273	$6,694,377	$5,809,586
High Income Bond Fund	1,772,113	1,252,833	1,244,080	775,767	2,306,651	1,697,465
Inflation Protected Securities Fund	1,307,444	711,566	1,084,576	535,400	775,436	298,720
Intermediate Government Bond Fund	286,383	15,863	589,976	217,570	676,134	213,210

	Fiscal Year Ended			Fiscal Year Ended			Fiscal Year Ended
	June 30, 2008			June 30, 2009			June 30, 2010
	Advisory Fee	Advisory Fee		Advisory Fee	Advisory Fee		Advisory Fee	Advisory Fee
Fund	Before Waivers	After Waivers		Before Waivers	After Waivers		Before Waivers	After Waivers

Intermediate Term Bond Fund	3,959,470	3,517,146		3,542,694	3,087,761		3,885,198	3,385,673
Short Term Bond Fund	1,727,361	1,004,154		1,616,835	911,949		2,769,260	1,700,712
Total Return Bond Fund	6,050,535	4,855,983		4,601,085	3,641,944		4,076,512	3,182,398
California Tax Free Fund	199,996	—	[1]	336,498	—	[1]	499,392	67,001
Colorado Tax Free Fund	114,795	—	[1]	216,673	—	[1]	323,427	—	[1]
Intermediate Tax Free Fund	3,089,673	2,674,331		3,287,390	2,796,361		3,696,299	3,191,383
Minnesota Intermediate Tax Free Fund	957,861	729,409		958,119	674,755		1,079,506	809,181
Minnesota Tax Free Fund	866,712	609,708		751,891	414,527		822,049	558,533
Missouri Tax Free Fund	797,616	552,095		738,462	488,324		753,346	495,429
Nebraska Tax Free Fund	192,020	—	[1]	187,138	—	[1]	208,457	—	[1]
Ohio Tax Free Fund	227,153	—	[1]	232,937	—	[1]	277,163	—	[1]
Oregon Intermediate Tax Free Fund	609,599	404,259		632,057	412,836		754,899	524,224
Short Tax Free Fund	761,835	370,044		796,650	381,836		1,323,796	746,101
Tax Free Fund	2,682,998	2,264,794		2,100,465	1,650,646		2,324,711	1,923,131

[1]	Advisory and certain other fees for the period were waived by the Advisor to comply with total operating expense limitations that were agreed upon by the Fund and the Advisor.
Additional Payments to Financial Intermediaries
     In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectus and elsewhere in this SAI, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.
     The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds or other First American Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary’s organization.
     These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.
     The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.
Marketing Support Payments and Program Servicing Payments
     The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

     Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In the case of Jupiter Distribution Partners, Inc. (“Jupiter”), marketing support services include educating other intermediaries’ about the First American Funds and referring to FAF Advisors other intermediaries that wish to make investments in the First American Funds. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.
     The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.
     Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.
     Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.
     Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates may be eligible to receive payments that exceed 0.35% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis. In addition, in connection with the sale of a business by the Advisor’s parent company, U.S. Bank, N.A., to Great-West Life & Annuity Insurance Company (“Great-West”), the Advisor has entered into a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.
     The Advisor has entered into a marketing support agreement with Jupiter, which provides for payments of up to 0.37% of the dollar value of referrals made by Jupiter resulting in an investment in the First American Funds (“Invested Referrals”). In addition, the Adviser may pay Jupiter up to 0.16%, on an annualized basis, on a percentage of the total amount of Invested Referrals made during a 12 month period.
Other Payments
     From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.
     When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary -sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.
     The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Advisor and/or the Distributor.
     Certain affiliates of the Advisor and employees of the Advisor may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.
     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.
     Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.
Intermediaries Receiving Additional Payments
     The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of September 30, 2010:
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Ascensus (formerly BISYS Retirement Services, Inc.)
Benefit Plans Administrative Services, Inc.
Benefit Trust Company
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc. / Morgan Stanley Smith Barney LLC
Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network
Country Trust Bank
CPI Qualified Plan Consultants, Inc.
D.A. Davidson & Co.
Digital Retirement Solutions, Inc.
Dyatech, LLC
ExpertPlan, Inc.
Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Institutional Operations Company, Inc.
Genesis Employee Benefits, Inc. DBA America’s VEBA Solution
GWFS Equities, Inc.
Hartford Life Insurance Company
Hartford Securities Distribution Company, Inc.
Hewitt Associates LLC
ICMA Retirement Corporation
ING Institutional Plan Services, LLC / ING Investment Advisors, LLC (formerly CitiStreet LLC / CitiStreet Advisors LLC)
ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC
J.P. Morgan Retirement Plan Services, LLC
Janney Montgomery Scott LLC
Jupiter Distribution Partners, Inc.
Leggette Actuaries, Inc.
Lincoln Retirement Services Company LLC / AMG Service Corp.
Linsco/Private Ledger Corp.
Marshall & Ilsley Trust Company, N.A.
Massachusetts Mutual Life Insurance Company
Mercer HR Outsourcing LLC
Merrill Lynch, Pierce, Fenner & Smith Inc.
MetLife Securities, Inc.
Mid Atlantic Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated / Morgan Stanley Smith Barney LLC
MSCS Financial Services, LLC
Nationwide Financial Services, Inc.
Newport Retirement Services, Inc.
NYLife Distributors LLC
Pershing LLC
Princeton Retirement Group / GPC Securities, Inc.
Principal Life Insurance Company
Prudential Insurance Company of America (The)
Prudential Investment Management Services, LLC / Prudential Investments LLC
Raymond James & Associates / Raymond James Financial Services, Inc.
RBC Dain Rauscher, Inc.
Reliance Trust Company
Retirement Plan Company, LLC (The)
Robert W. Baird & Co., Inc.
Stifel, Nicolaus & Co., Inc.
T. Rowe Price Investment Services, Inc. / T. Rowe Price Retirement Plan Services, Inc.
TD Ameritrade, Inc.
TD Ameritrade Trust Company (formerly Fiserv Trust Company / International Clearing Trust Company)
TIAA-CREF Individual & Institutional Services, LLC
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
UBS Financial Services, Inc.
Unified Trust Company, N.A.
VALIC Retirement Services Company (formerly AIG Retirement Services Company)
Vanguard Group, Inc.
Wachovia Bank, N.A.
Wachovia Securities, LLC
Wells Fargo Bank, N.A.
Wilmington Trust Company
Wilmington Trust Retirement and Institutional Services Company (formerly AST Capital Trust Company)

     Any additions, modifications or deletions to the list of Intermediaries identified above that have occurred since September 30, 2010 are not reflected.
Administrator
     FAF Advisors, Inc. (the “Administrator”) serves as Administrator pursuant to an Administration Agreement between the Administrator and FAIF, dated July 1, 2006. U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, serves as sub-administrator pursuant to a Sub-Administration Agreement between the Administrator and USBFS dated July 1, 2005. USBFS is a subsidiary of U.S. Bancorp. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various legal, oversight, administrative, and accounting services. The Funds pay the Administrator administration fees, which are calculated daily and paid monthly, equal to each Fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds (other than series of First American Strategy Funds, Inc.) up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to USBFS, as sub-administrator, are paid from the administration fee. In addition to these fees, the Funds may reimburse the Administrator for any out-of-pocket expenses incurred in providing administration services.
     The following table sets forth total administrative fees, after waivers, paid by each Fund listed below to the Administrator and USBFS for the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$3,643,554	$2,812,035	$2,952,494
High Income Bond Fund	556,303	387,076	727,938
Inflation Protected Securities Fund	577,013	471,355	341,896
Intermediate Government Bond Fund	125,072	257,307	298,949
Intermediate Term Bond Fund	1,745,816	1,541,474	1,714,118
Short Term Bond Fund	764,278	704,284	1,223,974
Total Return Bond Fund	2,255,056	1,667,195	1,499,005
California Tax Free Fund	87,446	147,684	220,343
Colorado Tax Free Fund	49,768	95,299	142,669
Intermediate Tax Free Fund	1,364,196	1,431,161	1,631,259
Minnesota Intermediate Tax Free Fund	422,395	416,950	476,475
Minnesota Tax Free Fund	381,768	327,147	362,783
Missouri Tax Free Fund	351,363	321,346	332,435
Nebraska Tax Free Fund	83,714	81,464	91,975
Ohio Tax Free Fund	99,562	101,395	122,354
Oregon Intermediate Tax Free Fund	268,069	275,166	333,216
Short Tax Free Fund	336,382	346,853	584,982
Tax Free Fund	1,181,356	913,639	1,026,078
Transfer Agent
     USBFS serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement (the “Transfer Agent Agreement”) between USBFS and FAIF dated July 1, 2006. The Funds pay transfer agent fees on a per shareholder account basis, at annual rates paid monthly, subject to a minimum annual fee per share class. These fees will be charged to each Fund based on the number of accounts within that Fund. The Funds will continue to reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

     The following table sets forth transfer agent fees paid by the Funds to USBFS for the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$219,760	$197,738	$185,603
High Income Bond Fund	109,184	117,660	115,466
Inflation Protected Securities Fund	90,007	90,000	90,000
Intermediate Government Bond Fund	54,000	54,000	78,000
Intermediate Term Bond Fund	54,000	54,000	54,000
Short Term Bond Fund	102,261	91,017	105,310
Total Return Bond Fund	107,999	108,000	105,250
California Tax Free Fund	72,000	72,000	72,000
Colorado Tax Free Fund	72,000	72,000	72,000
Intermediate Tax Free Fund	54,000	54,000	66,000
Minnesota Intermediate Tax Free Fund	54,000	54,000	66,000
Minnesota Tax Free Fund	72,000	72,000	72,000
Missouri Tax Free Fund	72,000	72,000	72,000
Nebraska Tax Free Fund	72,000	72,000	72,000
Ohio Tax Free Fund	72,000	72,000	72,000
Oregon Intermediate Tax Free Fund	54,000	54,000	54,000
Short Tax Free Fund	54,000	54,000	54,000
Tax Free Fund	72,000	72,000	72,000
Distributor
     Quasar Distributors, LLC (“Quasar” or the “Distributor”) 615 East Michigan Street, Milwaukee, WI 53202, serves as the distributor for the Funds’ shares pursuant to a Distribution Agreement dated July 1, 2007 (the “Distribution Agreement”). The Distributor is a wholly owned subsidiary of U.S. Bancorp. Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.
     Under the Distribution Agreement, the Funds have granted to the Distributor the exclusive right to sell shares of the Funds as agent and on behalf of the Funds. For the services provided, the Distributor receives any front-end sales charges imposed on the purchase of the Funds’ shares and contingent deferred sales charges imposed on the redemption of the Funds’ shares, as set forth in the Funds’ Prospectuses. The Distributor also receives shareholder servicing and distribution fees, as described below under “—Distribution and Service Plan.” The Distributor pays compensation, including a portion of any front-end sales charge imposed on the purchase of the Funds’ Class A shares as set forth in the Funds’ Prospectuses, to securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Intermediaries”) which enter into sales agreements with the Distributor. U.S. Bancorp Investment Services, Inc. (“USBI”), a broker-dealer affiliated with the Advisor, and U.S. Bank are Participating Intermediaries.
     The following tables set forth the amount of underwriting commissions paid by certain Funds and the amount of such commissions retained by Quasar, during the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

	Total Underwriting Commissions
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$46,620	$54,274	$116,603
High Income Bond Fund	22,250	44,402	99,419
Inflation Protected Securities Fund	4,596	67,072	143,358
Intermediate Government Bond Fund	17,068	36,305	3,289
Intermediate Term Bond Fund	4,605	15,555	43,453
Short Term Bond Fund	5,947	149,811	421,176
Total Return Bond Fund	39,564	43,020	219,463
California Tax Free Fund	64,530	104,957	82,897
Colorado Tax Free Fund	6,916	15,957	37,235
Intermediate Tax Free Fund	5,437	92,784	148,003
Minnesota Intermediate Tax Free Fund	27,853	43,914	176,348
Minnesota Tax Free Fund	357,965	297,705	341,089
Missouri Tax Free Fund	18,993	50,118	105,556
Nebraska Tax Free Fund	15,672	39,786	65,379
Ohio Tax Free Fund	3,508	14,193	34,160
Oregon Intermediate Tax Free Fund	6,097	63,744	229,670
Short Tax Free Fund	39	8,796	36,203
Tax Free Fund	55,389	114,546	182,245

	Underwriting Commissions Retained by Quasar
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$4,547	$4,100	$8.801
High Income Bond Fund	1,584	2,482	4,976
Inflation Protected Securities Fund	335	4,584	6,648
Intermediate Government Bond Fund	4,313	4,734	512
Intermediate Term Bond Fund	918	2,060	3,908
Short Term Bond Fund	917	15,688	50,607
Total Return Bond Fund	3,384	2,541	11,729
California Tax Free Fund	5,050	5,547	4,754
Colorado Tax Free Fund	501	3,667	2,059
Intermediate Tax Free Fund	1,049	4,161	11,970
Minnesota Intermediate Tax Free Fund	4,946	6,269	16,609
Minnesota Tax Free Fund	40,301	11,198	20,468
Missouri Tax Free Fund	1,401	2,881	7,691
Nebraska Tax Free Fund	1,042	2,389	3,202
Ohio Tax Free Fund	254	771	2,020
Oregon Intermediate Tax Free Fund	777	2,046	17,344
Short Tax Free Fund	6	431	1,914
Tax Free Fund	4,262	6,127	11,126

     The Distributor received the following compensation from the Funds during the Funds’ most recent fiscal year ended June 30, 2010:

	Net Underwriting	Compensation on
	Discounts and	Redemptions and	Brokerage	Other
Fund	Commissions	Repurchases	Commissions	Compensation[1]

Core Bond Fund	$8.801	$5,562	—	—
High Income Bond Fund	4,976	1,925	—	—
Inflation Protected Securities Fund	6,648	2,127	—	—
Intermediate Government Bond Fund	512	11	—	—
Intermediate Term Bond Fund	3,908	—	—	—
Short Term Bond Fund	50,607	5,334	—	—
Total Return Bond Fund	11,729	3,527	—	—
California Tax Free Fund	4,754	1,284	—	—
Colorado Tax Free Fund	2,059	41	—	—
Intermediate Tax Free Fund	11,970	14,197	—	—
Minnesota Intermediate Tax Free Fund	16,609	3,689	—	—
Minnesota Tax Free Fund	20,468	8,924	—	—
Missouri Tax Free Fund	7,691	359	—	—
Nebraska Tax Free Fund	3,202	280	—	—
Ohio Tax Free Fund	2,020	116	—	—
Oregon Intermediate Tax Free Fund	17,344	7,793	—	—
Short Tax Free Fund	1,914	—	—	—
Tax Free Fund	11,126	3,678	—	—

[1]	Fees paid by the Funds under FAIF’s Rule 12b-1 Distribution and Service Plan are provided below. The Distributor is also compensated from fees earned by U.S. Bancorp Fund Services, LLC, under a separate arrangement as part of the Sub-Administration Agreement between FAF Advisors and U.S. Bancorp Fund Services, LLC.
Distribution and Service Plan
     FAIF has adopted a Distribution and Service Plan with respect to the Class A, Class B, Class C and Class R shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Funds to pay the Distributor distribution and/or shareholder servicing fees on the Funds’ Class A, Class B, Class C and Class R shares as described below. The distribution fees under the Plan are used for primary purpose of compensating Participating Intermediaries for their sales of the Funds. The shareholder servicing fees are used primarily for the purpose of providing compensation for the ongoing servicing and/or maintenance of shareholder accounts.
     The Class A shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to Participating Intermediaries through whom shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.
     The Class B shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The Class B shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the

Class B shares. The distribution fee is intended to compensate the Distributor for advancing a commission to Participating Intermediaries purchasing Class B shares.
     The Class C shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares for the Income Funds and 0.40% of the average daily net assets of the Class C shares for the Tax Free Income Funds. The Distributor may use the distribution fee to provide compensation to Participating Intermediaries through which shareholders hold their shares beginning one year after purchase.
     The Class R shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class R shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class R shares. The Class R shares also pay to the Distributor a distribution fee at the annual rate of 0.25% of the average daily net assets of Class R shares. The fee may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to Participating Intermediaries in connection with sales of Class R shares and to pay for advertising and other promotional expenses in connection with the distribution of Class R shares. This fee is calculated and paid each month based on average daily net assets of the Class R shares.
     The Distributor receives no compensation for distribution of the Class Y shares.
     The Plan is a “compensation-type” plan under which the Distributor is entitled to receive the distribution and shareholder servicing fees regardless of whether its actual distribution and shareholder servicing expenses are more or less than the amount of the fees. It is therefore possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan recognizes that the Distributor and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B, Class C and Class R shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor or the Advisor at any time. With the exception of the Distributor and its affiliates, including the Advisor, U.S. Bank, and USBI, no “interested person” of FAIF, as that term is defined in the 1940 Act, and no Director of FAIF has a direct or indirect financial interest in the operation of the Plan or any related agreement.
     Under the Plan, the Funds’ Treasurer reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Board of Directors for their review on a quarterly basis. The Plan provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not “interested persons” of FAIF (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to such plan.
     For the fiscal year ended June 30, 2010, the Funds paid the following 12b-1 fees to the Distributor with respect to the Class A shares, Class B shares, Class C shares and Class R shares of the Funds. The table also describes the activities for which such payments were used. As noted above, no 12b-1 fees are paid with respect to Class Y shares.

			Compensation Paid
	Total 12b-1 Fees	Amount Retained by	to Participating
Fund	Paid to Distributor	Distributor[1]	Intermediaries	Other[2]

Core Bond Fund
Class A	$227,248	$14,738	$212,510	—
Class B	49,331	705	11,627	$212,510
Class C	37,738	8,364	29,374	—
Class R	2,131	543	1,587	—

			Compensation Paid
	Total 12b-1 Fees	Amount Retained by	to Participating
Fund	Paid to Distributor	Distributor[1]	Intermediaries	Other[2]
High Income Bond Fund
Class A	80,867	2,412	78,455	—
Class B	19,691	352	4,570	14,768
Class C	60,834	14,349	46,485	—
Class R	1,577	3	1,574	—

Inflation Protected Securities Fund
Class A	16,864	71	16,793	—
Class C	40,235	33,269	6,966	—
Class R	6,580	6	6,573	—

Intermediate Government Bond Fund
Class A	19,985	1,825	18,160	—
Class C	7,906	1,297	6,609	—
Class R	1,395	—	1,395	—

Intermediate Term Bond Fund
Class A	39,937	2,591	37,346	—

Short Term Bond Fund
Class A	121,292	8,566	112,726	—
Class C	11,266	10,675	591	—

Total Return Bond Fund
Class A	32,594	708	31,886	—
Class B	16,314	241	3,837	12,236
Class C	43,723	20,900	22,824	—
Class R	2,266	279	1,987	—

California Tax Free Fund
Class A	25,047	504	24,543	—
Class C	26,093	12,042	14,051	—

Colorado Tax Free Fund
Class A	27,982	854	27,128	—
Class C	20,115	4,237	15,878	—

Intermediate Tax Free Fund
Class A	23,273	3,101	20,172	—
Class C	3,041	3,041	—	—

Minnesota Intermediate Tax Free Fund
Class A	14,246	2,700	11,546	—
Class C	8,191	8,191	—	—

Minnesota Tax Free Fund
Class A	136,854	1,580	135,274	—
Class C	158,126	43,540	114,585	—

Missouri Tax Free Fund
Class A	34,247	1,466	32,781	—
Class C	7,420	4,131	3,288	—

Nebraska Tax Free Fund
Class A	15,592	138	15,454	—
Class C	22,509	8,545	13,964	—

Ohio Tax Free Fund
Class A	3,700	—	3,700	—
Class C	4,538	2,992	1,546	—

Oregon Intermediate Tax Free Fund
Class A	32,174	778	31,396	—

			Compensation Paid
	Total 12b-1 Fees	Amount Retained by	to Participating
Fund	Paid to Distributor	Distributor[1]	Intermediaries	Other[2]
Short Tax Free Fund
Class A	9,572	—	9,572	—

Tax Free Fund
Class A	20,767	1,450	19,317	—
Class C	29,543	7,352	22,191	—

[1]	The amounts retained by the Distributor are used to pay for various distribution and shareholder servicing expenses, including advertising, marketing, wholesaler support, and printing prospectuses.

[2]	The Distributor has entered into an arrangement whereby sales commissions payable to Participating Intermediaries with respect to sales of Class B shares of the Funds are financed by an unaffiliated party. Under this financing arrangement, the Distributor may assign certain amounts, including 12b-1 fees that it is entitled to receive pursuant to the Plan, to the third-party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to Participating Intermediaries is made by the unaffiliated third-party lender from the amounts assigned.
     Funds that close to new investors may continue to make payments under the Plan. Such payments would be made for the various services provided to existing shareholders by the Participating Intermediaries receiving such payments.
Custodian and Independent Registered Public Accounting Firm
     Custodian
     U.S. Bank, 60 Livingston Avenue, St. Paul, MN 55101, acts as the custodian for each Fund (the “Custodian”). U.S. Bank is a subsidiary of U.S. Bancorp. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF’s officers or resolutions of the Board of Directors.
     As compensation for its services as custodian to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Fund’s average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not “interested persons” of FAIF, as that term is defined in the 1940 Act.
     Independent Registered Public Accounting Firm
     Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds’ independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

Portfolio Managers
Other Accounts Managed
     The following table sets forth the number and total assets of the mutual funds and accounts managed by the Funds’ portfolio managers as of June 30, 2010.

				Amount Subject to
				Performance-Based
Portfolio Manager	Type of Account Managed	Number of Accounts	Assets	Fee
Peter L. Agrimson[1]	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	0	0	0

Brenda A. Briceno[1]	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	4	$106.7 million	0

Christopher L. Drahn	Registered Investment Company	3	$250.0 million	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	3	$83.2 million	0

Jeffrey J. Ebert	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	13	$654.3 million	1 - $105.5 million

John T. Fruit	Registered Investment Company	1	$77.5 million	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	0	0	0

Michael S. Hamilton	Registered Investment Company	1	$500.1 million	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	2	$197.0 million	0

Gregory A. Hanson	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	4	$853.0 million	0

Chad W. Kemper[1]	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	48	$917.0 million	0

Wan-Chong Kung	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	14	$658.0 million

Chris J. Neuharth	Registered Investment Company	5	$646.4 million	0
	Other Pooled Investment Vehicles	1	$915.6 million	0
	Other Accounts	9	$925.0 million	1 - $105.5 million

Marie A. Newcome	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	1	$915.6 million	0
	Other Accounts	29	$390.0 million	0

Jason J. O’Brien	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	15	$239.0 million	0

Timothy A. Palmer	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	1	$76.6 million	0

				Amount Subject to
				Performance-Based
Portfolio Manager	Type of Account Managed	Number of Accounts	Assets	Fee
	Other Accounts	11	$531.0 million	0

Jeffrey T. Schmitz	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	0	0	0

Michael L. Welle	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	5	$625.0 million	0

Douglas J. White	Registered Investment Company	3	$250.0 million	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	5	$153.5 million	0

[1]	Information is as of October 15, 2010.
     FAF Advisors Similar Accounts
     The Funds’ portfolio managers often manage multiple accounts. The Advisor has adopted policies and procedures regarding brokerage and trade allocation and allocation of investment opportunities that it believes are reasonably designed to address potential conflicts of interest associated with managing multiple accounts for multiple clients.
Portfolio Manager Compensation
     Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.
     Base pay is determined based upon an analysis of the portfolio manager’s general performance, experience, and market levels of base pay for such position.
     Portfolio managers are paid an annual incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager’s tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager’s performance and experience, and market levels of base pay for such position.
     For managers of the Income Funds, the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio’s benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the Advisor believes will, over time, deliver top quartile performance and (ii) top quartile performance versus the Lipper industry peer group.
     For managers of the Tax Free Income Funds, the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to an appropriate Lipper industry peer group, and for certain portfolio managers is also based on a subjective component. Generally, the threshold for payment of an annual cash incentive is median performance versus the peer group, and the maximum annual cash incentive is attained at top quartile performance versus the Lipper industry peer group.
     Investment performance is measured on a pre-tax basis, gross of fees for Fund results and for the Lipper industry peer group.

     Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Advisor. Long-term incentive payments are comprised of two components: (i) performance equity units of the Advisor and (ii) U.S. Bancorp options and restricted stock.
     There are generally no differences between the methods used to determine compensation with respect to the Funds and the Other Accounts shown in the table below.
Ownership of Fund Shares
     The following table indicates as of June 30, 2010 the value, within the indicated range, of shares beneficially owned by the portfolio managers in each Fund they manage. For purposes of this table, the following letters indicate the range listed next to each letter:
A — $0
B — $1 — $10,000
C — $10,001 — $50,000
D — $50,001 — $100,000
E — $100,001 — $500,000
F — $500,001 — $1,000,000
G — More than $1 million

Portfolio Manager	Fund	Ownership in Fund	Ownership in Fund Complex
Peter L. Agrimson[1]	Short Term Bond Fund	A	A

Brenda A. Briceno[1]	Short Term Bond Fund	A	C

Christopher L. Drahn	California Tax Free Fund	A	F
	Colorado Tax Free Fund	A
	Intermediate Tax Free Fund	A
	Minnesota Intermediate Tax Free Fund	A
	Minnesota Tax Free Fund	A
	Missouri Tax Free Fund	A
	Nebraska Tax Free Fund	A
	Ohio Tax Free Fund	A
	Oregon Intermediate Tax Free Fund	A
	Short Tax Free Fund	A
	Tax Free Fund	A

Jeffrey J. Ebert	Core Bond Fund	A	D
	Intermediate Term Bond Fund	A
	Total Return Bond Fund	A

John T. Fruit	High Income Bond Fund	E	E

Michael S. Hamilton	California Tax Free Fund	A	D
	Ohio Tax Free Fund	A
	Oregon Intermediate Tax Free Fund	A

Gregory A. Hanson	High Income Bond Fund	A	E

Chad W. Kemper[1]	Inflation Protected Securities Fund	A	D

Wan-Chong Kung	Core Bond Fund	A	E
	Inflation Protected Securities Fund	A
	Intermediate Government Bond Fund	A
	Intermediate Term Bond Fund	A

Chris J. Neuharth	Core Bond Fund	B	E
	Intermediate Government Bond Fund	A
	Short Term Bond Fund	A

Marie A. Newcome	Total Return Bond Fund	A	C

Jason J. O’Brien	Intermediate Government Bond Fund	A	E

Portfolio Manager	Fund	Ownership in Fund	Ownership in Fund Complex

Timothy A. Palmer	Core Bond Fund	A	B
	Total Return Bond Fund	A

Jeffrey T. Schmitz	High Income Bond Fund	A	C

Michael L. Welle	Colorado Tax Free Fund	A	B
	Nebraska Tax Free Fund	A
	Short Tax Free Fund	A

Douglas J. White	Intermediate Tax Free Fund	A	E
	Minnesota Intermediate Tax Free Fund	A
	Minnesota Tax Free Fund	A
	Missouri Tax Free Fund	A
	Tax Free Fund	A

[1]	Information is as of October 15, 2010.
Portfolio Transactions and Allocation of Brokerage
     Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor.
     In selecting a broker-dealer to execute securities transactions, the Advisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. Subject to the satisfaction of its obligation to seek best execution, other factors the Advisor may consider include a broker-dealer’s access to initial public offerings and the nature and quality of any brokerage and research products and services the broker-dealer provides. However, the Advisor may cause the Funds to pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as “paying up”). However, the Advisor may cause the Funds to pay up in recognition of the value of brokerage and research products and services provided to the Advisor by the broker-dealer. The broker-dealer may directly provide such products or services to the Advisor or purchase them form a third party and provide them to the Advisor. In such cases, the Funds are in effect paying for the brokerage and research products and services in so-called “soft-dollars”. However, the Advisor will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research products and services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the managing its accounts.
     The types of research products and services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, interest rate forecasts, and other services that assist in the investment decision making process. Research products and services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor by, or through, broker-dealers.
     The research products and services the Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor’s own normal research activities. As a practical matter, however, it would be impossible for the Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor would be materially increased if they attempted to generate such additional information through their own staffs. To the extent that the Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor are relieved of expenses that they might otherwise bear when such services are provided by broker-dealers.

     As a general matter, the brokerage and research products and services the Advisor receive from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions. For example, equity commissions may pay for brokerage and research products and services utilized in managing fixed income accounts.
     In some cases, the Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record keeping, administration or marketing. In such cases, the Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor has a conflict of interest in making such decisions.
     Many of the Funds’ portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.
     Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.
     The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.
     When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.
     The following table sets forth the aggregate brokerage commissions paid by certain of the Funds during the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

	Aggregate Brokerage Commissions Paid by the Funds
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$—	$1,125	$1,287
High Income Bond Fund	38,569	70,461	75,634
Inflation Protected Securities Fund	2,888	321	990
Intermediate Government Bond Fund	—	—	—
Intermediate Term Bond Fund	—	543	530
Short Term Bond Fund	—	—	—
Total Return Bond Fund	26,392	24,888	95,704
California Tax Free Fund	—	—	—

Aggregate Brokerage Commissions Paid by the Funds
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Colorado Tax Free Fund	—	—	—
Intermediate Tax Free Fund	—	—	—
Minnesota Intermediate Tax Free Fund	—	—	—
Minnesota Tax Free Fund	—	—	—
Missouri Tax Free Fund	—	—	—
Nebraska Tax Free Fund	—	—	—
Ohio Tax Free Fund	—	—	—
Oregon Intermediate Tax Free Fund	—	—	—
Short Tax Free Fund	—	—	—
Tax Free Fund	—	—	—

—	No commissions paid.

     At June 30, 2010, certain Funds held the securities of their “regular brokers or dealers” as follows:

	Regular Broker or Dealer	Amount of Securities Held
Fund	Issuing Securities	by Fund (000)	Type of Securities

Core Bond	Bank of America	$28,114	Corporate Obligations
	Barclays	3,646	Corporate Obligations
	Citigroup	24,781	Corporate Obligations
	Credit Suisse First Boston	3,646	Corporate Obligations
	Goldman Sachs	5,436	Corporate Obligations
	JPMorgan Chase	40,146	Corporate Obligations
	Morgan Stanley	29,544	Corporate Obligations
	UBS Warburg	17,728	Corporate Obligations

High Income Bond	Bank of America	$3,373	Equity Securities
	Citigroup	2,191	Equity Securities
	Goldman Sachs	879	Equity Securities
	Morgan Stanley	1,128	Equity Securities

Inflation Protected Securities	Bank of America	$207	Equity Securities
	Citigroup	1,344	Corporate Obligations
	Goldman Sachs	1,278	Corporate Obligations
	Goldman Sachs	180	Equity Securities
	JPMorgan Chase	1,045	Corporate Obligations

Intermediate Government Bond	Bank of America	$1,405	Corporate Obligations
	Citigroup	1,018	Corporate Obligations
	Goldman Sachs	2,984	Corporate Obligations
	JPMorgan Chase	1,027	Corporate Obligations
	Morgan Stanley	2,203	Corporate Obligations

Intermediate Term Bond	Bank of America	$25,088	Corporate Obligations
	Barclays	3,611	Corporate Obligations
	Citigroup	26,483	Corporate Obligations
	Deutsche Bank	3,311	Corporate Obligations
	Goldman Sachs	8,427	Corporate Obligations
	JPMorgan Chase	14,214	Corporate Obligations
	Morgan Stanley	6,412	Corporate Obligations
	UBS Warburg	1,003	Corporate Obligations

Short Term Bond	Bank of America	$17,506	Corporate Obligations
	Citigroup	18,523	Corporate Obligations
	Credit Suisse First Boston	2,599	Corporate Obligations
	Deutsche Bank	2,066	Corporate Obligations
	Goldman Sachs	8,074	Corporate Obligations
	JPMorgan Chase	19,507	Corporate Obligations
	Morgan Stanley	11,105	Corporate Obligations
	UBS Warburg	995	Corporate Obligations

Total Return Bond	Bank of America	$10,956	Corporate Obligations
	Citigroup	24,490	Corporate Obligations
	Goldman Sachs	12,982	Corporate Obligations
	Goldman Sachs	718	Equity Securities
	JPMorgan Chase	28,622	Corporate Obligations
	Morgan Stanley	17,526	Corporate Obligations
	UBS Warburg	10,514	Corporate Obligations

Capital Stock
     Each share of each Fund’s $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.
     Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF funds vote together as one series. The shares do not have cumulative voting rights. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan.
     The Bylaws of FAIF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.
     As of September 30, 2010, the directors and officers of FAIF as a group owned less than 1% of each Fund’s outstanding shares and the Funds were aware that the following persons owned of record 5% or more of the outstanding shares of each class of stock of the Funds:

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

California Tax Free Fund

U.S. BANCORP INVESTMENTS INC	6.67%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.47%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MERRILL LYNCH PIERCE FENNER & SMITH			16.60%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

U.S. BANCORP INVESTMENTS INC.			8.77%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.			6.20%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.			5.86%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

BAND & CO					86.69%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					9.73%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

Colorado Tax Free Fund

MERRILL LYNCH PIERCE FENNER & SMITH			16.68%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

UBS FINANCIAL SERVICES INC. FBO			8.80%
M B E LIMITED PARTNERSHIP C/O DON DITMARS A PARTNERSHIP PO BOX 126 CASTLE ROCK CO 80104-0126

BAND & CO					71.95%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					11.81%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

NFS LLC FEBO					6.34%
ALLIANCE BANK NA ALLIANCE BANK TRUST DEPARTMENT 160 MAIN ST ONEIDA NY 13421-1629

Core Bond Fund

ORCHARD TRUST CO LLC TRUSTEE/C	7.20%
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002

MG TRUST COMPANY TRUSTEE				35.07%
MICHIGAN EDUCATIONAL PERSONNEL SERV 700 17th STREET SUITE 300 DENVER CO 80202-3531

FRONTIER TRUST CO FBO				17.94%
SHERRY MEYERHOFF HANSON & CRANCE LL PO BOX 10758 FARGO ND 58106-0758

MG TRUST				13.22%
SHUMATE TRI-CITY LLC 401K 700 17th ST STE 300 DENVER CO 80202-3531

TD AMERITRADE TRUST CO				9.44%
COMPANY # C81 PO BOX 17748 DENVER CO 80217-0748

MG TRUST COMPANY CUST. FBO				7.89%
TECHNOLOGY SALES ASSOCIATES, INC. 700 17th STREET SUITE 300 DENVER CO 80202-3531

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

MG TRUST COMPANY CUST. FBO				7.14%
M. LONDON, INC. 700 17th STREET SUITE 300 DENVER CO 80202-3531

BAND & CO					52.54%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO					29.58%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					12.91%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

High Income Bond Fund

TRUST CO OF AMERICA PO BOX 6503 ENGLEWOOD CO 80155-6503

CHARLES SCHWAB & CO INC		7.23%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151

U.S. BANCORP INVESTMENTS INC.		6.56%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MESIROW FINANCIAL INC		5.02%
BISHOP LIV TRUST 350 NORTH CLARK STREET CHICAGO IL 60654-4712

MERRILL LYNCH PIERCE FENNER & SMITH			5.52%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

U.S. BANCORP INVESTMENTS INC.				49.71%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MG TRUST CO CUST FBO				22.54%
WATERSTONE BRANDS INC 401K 700 17TH ST STE 300 DENVER CO 80202-3531

MG TRUST COMPANY TRUSTEE				12.43%
MICHIGAN EDUCATIONAL PERSONNEL SERV 700 17TH STREET STE 300 DENVER CO 80202-3531

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

MG TRUST COMPANY CUST. FBO				9.85%
JOHNSON-QUAID VENTURES, LLC 700 17TH STREET STE 300 DENVER CO 80202-3531

BAND & CO					74.79%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					13.89%
PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO					9.42%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Inflation Protected Securities Fund

U.S. BANCORP INVESTMENTS INC.	5.15%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.15%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.15%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

PIMS/PRUDENTIAL RETIREMENT				99.58%
AS NOMINEE FOR THE TTEE/CUST PL 007 PBC MANAGEMENT, INC. 2360 FIFTH ST MANDEVILLE LA 70471-1861

BAND & CO					77.29%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					9.43%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO					8.16%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Intermediate Government Bond Fund

FIRST CLEARING LLC			6.26%
ENRIQUE G FAJARDO 18 VILLAGE PL SECAUCUS NJ 07094-4032

PERSHING LLC			5.03%
P.O. BOX 2052 JERSEY CITY NJ 07303-2052

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

VIRGINIA GALLAGHER FBO				53.37%
ABERDEEN FABRICS INC 401K PSP & TRUST 11568 US HIGHWAY 15 501 ABERDEEN NC 28315-5834

ROBERTA BORLIK FBO				11.38%
THIESING VENEER CO INC 401K PSP & TRUST 300 S PARK DR MOORESVILLE IN 46158-1754

COUNSEL TRUST DBA MID ATLANTIC				8.01%
TRUST COMPANY FBO LAUFER GROUP INTERNATIONAL LTD 401 K PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 510 PITTSBURGH PA 15222-4228

COUNSEL TRUST DBA MATC FBO				7.86%
YOST CONSERVATION LLC 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228

BAND & CO					47.44%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

US BANK CUST					27.87%
US BANCORP CAP U/A 01-01-1984 60 LIVINGSTON AVE SAINT PAUL MN 55107-2575

CAPINCO					14.80%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					5.30%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Intermediate Tax Free Fund

MERRILL LYNCH PIERCE FENNER			18.88%
& SMITH SAFEKEEPING ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO					67.59%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					24.33%
PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

CAPINCO					6.38%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Intermediate Term Bond Fund

ORCHARD TRUST CO LLC TRUSTEE/C	6.62%
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002

BAND & CO					63.49%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO					17.51%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					11.93%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Minnesota Intermediate Tax Free Fund

US BANCORP INVESTMENTS INC	5.79%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC			6.00%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC			5.91%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

BAND & CO					91.60%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Minnesota Tax Free Fund

MERRILL LYNCH PIERCE FENNER & SMITH			6.01%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO					89.50%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Missouri Tax Free Fund

U S BANCORP INVESTMENTS INC	5.08%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

U.S. BANCORP INVESTMENTS INC.			14.88%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

PERSHING LLC			11.05%
P O BOX 2052 JERSEY CITY NJ 07303-2052

FIRST CLEARING LLC			8.05%
2801 MARKET ST SAINT LOUIS MO 63103-2523

U.S. BANCORP INVESTMENTS INC.			7.50%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.			5.89%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.			5.79%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

BAND & CO					86.75%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					8.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Nebraska Tax Free Fund

RBC CAPITAL MARKETS CORP FBO	14.65%
J JOHN GRAINGER 2929 VAN DORN ST LINCOLN NE 68502-4261

FIRST CLEARING LLC			6.27%
& S A MOHANNA TRUST UAD 5/23/05 TEN COM 702 FORT CROOK RD S STE 343 BELLEVUE NE 68005-7905

BAND & CO					67.40%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					13.98%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO					13.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

Ohio Tax Free Fund

U.S. BANCORP INVESTMENTS INC.	11.84%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

NFS LLC FEBO	8.21%
JOHN SIDELL 8033 W BANCROFT ST TOLDEO OH 43617-1651

U S BANCORP INVESTMENTS INC	6.88%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U S BANCORP INVESTMENTS INC	6.23%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	6.17%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.26%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.			17.10%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.			6.90%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.			6.68%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

ROBERT W BAIRD & CO INC			5.72%
777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5300

BAND & CO					92.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Oregon Intermediate Tax Free Fund

U S BANCORP INVESTMENTS INC.	8.14%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

WELLS FARGO INVESTMENTS LLC	6.06%
625 MARQUETTE AVE S 13TH FLOOR
MINNEAPOLIS MN 55402-2323

BAND & CO					48.63%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

WASHINGTON & CO					47.26%
PO BOX 1787 MILWAUKEE WI 53201-1787

Short Tax Free Fund

RBC CAPITAL MARKETS CORP FBO	28.19%
PHILLIPS RECYCLING SYSTEMS INC PO BOX 7006 ST CLOUD MN 56302-7006

U.S. BANCORP INVESTMENTS INC.	7.26%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MERRILL LYNCH PIERCE FENNER & SMITH	5.51%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO					75.29%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					18.98%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Short Term Bond Fund

MERRILL LYNCH PIERCE FENNER			5.96%
& SMITH SAFEKEEPING ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO					64.26%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO					17.09%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					13.22%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Tax Free Fund

MERRILL LYNCH PIERCE FENNER & SMITH			21.10%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO					83.21%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class R	Class Y

WASHINGTON & CO					10.04%
PO BOX 1787 MILWAUKEE WI 53201-1787

Total Return Bond Fund

U.S. BANCORP INVESTMENTS INC.		7.71%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.		6.84%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MERRILL LYNCH PIERCE FENNER & SMITH			5.51%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

MG TRUST CO CUST FBO				32.35%
OMAHA NEON SIGN INC 700 17TH ST STE 300 DENVER CO 80202-3531

NEW YORK LIFE TRUST COMPANY				19.72%
ATTN TRUST ADMIN 2ND FL 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007

ORCHARD TRUST CO LLC CUST				16.78%
OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111

MG TRUST CO CUST FBO				7.59%
WATERMAN EXECUTIVE SEARCH 401K 700 17th ST STE 300 DENVER CO 80202-3531

MG TRUST				5.06%
CIRCLE & SQUARE INC 700 17th ST STE 300 DENVER CO 80202-3531

BAND & CO					56.17%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO					26.13%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO					15.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Net Asset Value and Public Offering Price
     The public offering price of the shares of a Fund generally equals the Fund’s net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Funds’ Prospectuses. The public offering price of the Class A Shares of the Income Funds and Tax Free Income Funds as of June 30, 2010 was as set forth below. Please note that the public offering prices of Class B, Class C, Class R, and Class Y Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

Public Offering Price
Fund	Class A
Core Bond Fund	$11.72
High Income Bond Fund	8.65
Inflation Protected Securities Fund	10.79
Intermediate Government Bond Fund	8.97
Intermediate Term Bond Fund	10.57
Short Term Bond Fund	10.21
Total Return Bond Fund	10.73
California Tax Free Fund	11.36
Colorado Tax Free Fund	10.57
Intermediate Tax Free Fund	11.15
Minnesota Intermediate Tax Free Fund	10.35
Minnesota Tax Free Fund	11.35
Missouri Tax Free Fund	12.20
Nebraska Tax Free Fund	10.80
Ohio Tax Free Fund	10.88
Oregon Intermediate Tax Free Fund	10.34
Short Tax Free Fund	10.21
Tax Free Fund	11.08
     The net asset value of each Fund’s shares is determined on each day during which the New York Stock Exchange (the “NYSE”) is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by a Fund are traded on days that the Fund is not open for business, such Fund’s net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.
     On June 30, 2010, the net asset values per share for each class of shares of the Income Funds and the Tax Free Income Funds were calculated as follows.

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

Core Bond Fund
Class A	$93,373,910	8,323,204	$11.22
Class B	3,606,916	324,486	11.12
Class C	3,796,341	339,666	11.18
Class R	379,246	33,638	11.27
Class Y	1,179,452,897	105,174,511	11.21

High Income Bond Fund
Class A	29,532,066	3,564,817	8.28
Class B	1,628,145	197,879	8.23
Class C	6,969,018	845,189	8.25
Class R	343,312	40,679	8.44
Class Y	350,065,589	42,246,377	8.29

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

Inflation Protected Securities Fund
Class A	7,894,073	764,417	10.33
Class C	6,673,250	651,417	10.24
Class R	1,331,735	129,217	10.31
Class Y	156,985,771	15,180,649	10.34

Intermediate Government Bond Fund
Class A	19,003,170	2,166,462	8.77
Class C	1,939,814	221,092	8.77
Class R	651,714	74,337	8.77
Class Y	152,088,686	17,337,660	8.77

Intermediate Term Bond Fund
Class A	26,340,561	2,548,984	10.33
Class Y	734,924,465	71,409,181	10.29

Short Term Bond Fund
Class A	87,630,954	8,779,690	9.98
Class C	3,111,027	310,978	10.00
Class Y	629,150,909	63,004,777	9.99

Total Return Bond Fund
Class A	28,164,607	2,742,263	10.27
Class B	1,413,241	138,303	10.22
Class C	6,748,293	661,302	10.20
Class R	600,847	58,272	10.31
Class Y	655,301,293	63,853,230	10.26

California Tax Free Fund
Class A	17,315,079	1,591,675	10.88
Class C	4,673,567	428,979	10.89
Class Y	81,609,000	7,502,066	10.88

Colorado Tax Free Fund
Class A	10,811,087	1,068,741	10.12
Class C	3,171,863	314,390	10.09
Class Y	49,243,905	4,856,245	10.14

Intermediate Tax Free Fund
Class A	59,606,325	5,469,323	10.90
Class C	1,483,349	135,553	10.94
Class Y	716,452,163	65,913,676	10.87

Minnesota Intermediate Tax Free Fund
Class A	34,956,806	3,453,175	10.12
Class C	3,964,610	390,939	10.14
Class Y	193,443,414	19,226,071	10.06

Minnesota Tax Free Fund
Class A	91,921,929	8,455,451	10.87
Class C	26,772,514	2,473,908	10.82
Class Y	52,638,995	4,848,992	10.86

Missouri Tax Free Fund
Class A	23,830,821	2,039,572	11.68
Class C	1,652,837	141,827	11.65
Class Y	137,048,654	11,724,605	11.69

Nebraska Tax Free Fund
Class A	6,333,120	612,215	10.34
Class C	4,181,348	407,494	10.26
Class Y	31,756,789	3,071,732	10.34

Ohio Tax Free Fund
Class A	1,899,015	182,176	10.42
Class C	1,347,112	131,125	10.27
Class Y	59,527,407	5,714,526	10.42

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

Oregon Intermediate Tax Free Fund
Class A	31,042,802	3,069,518	10.11
Class Y	133,816,458	13,236,635	10.11

Short Tax Free Fund
Class A	7,168,100	718,270	9.98
Class Y	310,783,040	31,141,820	9.98

Tax Free Fund
Class A	45,885,268	4,326,554	10.61
Class C	5,697,358	539,751	10.56
Class Y	444,217,245	41,841,443	10.62
Taxation
     Each Fund intends to fulfill the requirements of Subchapter M of the Code, to qualify as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.
     With respect to a Fund’s investments in U.S. Treasury inflation-protected securities and other inflation-protected securities that accrue inflation into their principal value, the Fund will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the “stated redemption price at maturity” of the obligation and its “issue price” as those terms are defined in the Code. The Fund will be required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because the Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.
     If one of the Tax Free Income Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.
     When a Fund has a capital loss carry-forward, it does not make capital gains distributions until the loss has been offset or expired. As of June 30, 2010, the following Funds had capital loss carry-forwards available for federal income tax purposes, expiring in the year indicated.

		Capital Loss Carry-Forwards
Fund	Expiration Year	(000’s omitted)

Core Bond Fund	2015	$994
	2017	25,107
	2018	17,128

High Income Bond Fund	2017	23,659

Inflation Protected Securities Fund	2014	256
	2015	5,928
	2016	953
	2017	4,724
	2018	2,807

Intermediate Government Bond Fund	2011	2,293
	2012	1,293
	2013	554
	2014	1,629

		Capital Loss Carry-Forwards
Fund	Expiration Year	(000’s omitted)

	2015	2,447
	2016	165
	2017	3,538

Intermediate Term Bond Fund	2015	3,607
	2017	11,744
	2018	4,697

Short Term Bond Fund	2013	1,315
	2014	8,101
	2015	7,433
	2017	839
	2018	2,980

Total Return Bond Fund	2017	41,302
	2018	37,557

Minnesota Tax Free Fund	2018	65

Nebraska Tax Free Fund	2016	25
	2017	333
	2018	36

Ohio Tax Free Fund	2017	225
	2018	205

Oregon Intermediate Tax Free Fund	2017	141

Short Tax Free Fund	2015	937
	2017	312

Tax Free Fund	2018	6,429
     Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.
     When a Fund lends portfolio securities to a borrower as described above in “Lending of Portfolio Securities,” payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.
     It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the requirement that a regulated investment company derive at least 90% of gross income from investment securities.
     Inflation Protected Securities Fund may invest in commodity and commodity index-linked futures contracts and options thereon. On December 16, 2005, the IRS issued Revenue Ruling 2006-01, which held that income derived from commodity index-linked swaps is not qualifying income for purposes of the 90% qualifying income test. The IRS has indicated that it will apply the principles of Revenue Ruling 2006-1 to other commodity index-linked derivative instruments such as options, futures, and forward contracts. Consequently, Inflation Protected Securities Fund must ensure that income derived from commodity index-linked derivative instruments, when combined with any other non-qualified income, does not exceed 10% of its gross income for any taxable year.

     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax Free Income Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.
     For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see “Purchasing, Redeeming, and Exchanging Shares” in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A, Class B or Class C Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder’s gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other Fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder’s gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.
     Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the United States for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.
     A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes or (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.
     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this SAI.
     With respect to the Minnesota Intermediate Tax Free Fund and the Minnesota Tax Free Fund, the 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. § 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in the net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota’s exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued.
     On May 19, 2008, the U.S. Supreme Court decided the case of Department of Revenue of Kentucky v. Davis, in which a taxpayer had challenged Kentucky’s scheme of taxation under which it exempted from taxation interest on the bonds of the Commonwealth of Kentucky and its political subdivisions while subjecting to tax interest on bonds of other states and their political subdivisions. The Supreme Court held that Kentucky’s taxing scheme did not violate the Commerce Clause. The Court, however, dealt with bonds of the state and its political subdivisions that financed governmental projects, and noted that the case did not present the question of the treatment of private activity bonds that are used to finance projects for private entities. (The Court’s opinion also did not address the issue of discriminatory treatment of Indian tribal bonds.) The Court’s opinion left open the possibility that another party could challenge a state’s discriminatory treatment of the interest on private activity bonds on the ground that it violates the Commerce Clause. The management of the Funds is not aware that any such case has been brought. Nevertheless, a court in the future could hold that a state’s discriminatory treatment of private activity bonds of issuers located within or outside the state violates the Commerce Clause, and in that case the 1995 Minnesota legislative provision could take effect and interest on certain Minnesota obligations held by the Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund would become taxable in Minnesota.
Additional Information about Certain Shareholder Services
Reducing Class A Sales Charges
     Sales charges on the purchase of Class A shares can be reduced through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.
     Quantity Discounts and Accumulated Purchases
     Each Fund will combine purchases made by an investor, the investor’s spouse or domestic partner, and the investor’s dependent children when it calculates the sales charge.
     For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A, Class B and Class C shares of any other First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the current net asset value of Class A, Class B and Class C shares of the Fund or any other First American fund (other than a money market fund) that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial intermediary at the time the purchase is made that Fund shares are already owned or that purchases are being combined. If the purchase price of shares that the investor owns is higher than their current net asset value, the investor may receive credit for this higher purchase price instead, but only if the investor notifies the Fund of this request in advance in writing and provides written records of the original purchase price.
     Letter of Intent
     If an investor intends to purchase, in the aggregate, at least $50,000 of Class A or Class C shares in the Funds or other First American funds (other than money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds’ custodian to hold a percentage equal to the maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.
     The amount held in escrow will be applied to the investor’s account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.
     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. Absent complete and current notification from the investor or from his or financial intermediary to the Fund, the investor may not realize the benefit of a reduced sales charge.

Sales of Class A Shares at Net Asset Value
     General
     The Prospectuses for the Funds set forth the categories of investors eligible to purchase Class A shares without a sales charge.
     Purchases by Group Plans
     Class A shares may be purchased without a sales charge by group 401(k), 403(b) and 457 plans, and group profit sharing and pension plans (collectively, “Group Plans”), as described in the Funds’ Prospectuses.
     Purchases of $1 Million or More by Non-Group Plans
     For purchases of Class A shares by an account other than a Group Plan, your investment professional or financial intermediary may receive a commission equal to 1% of the purchase amount if the purchase amount, together with the value of all other current holdings in First American funds on which you paid a sales load, is $1 million or more, but not greater than $3 million, 0.50% of the purchase amount if the purchase amount, together with the value of all other current holdings in First American funds on which you paid a sales load, is greater than $3 million, but not more than $10 million, and 0.25% of the purchase amount if the purchase amount, together with the value of all other current holdings in First American funds on which you paid a sales load, is greater than $10 million. If such a commission is paid, you will be assessed a CDSC equal to the commission rate paid if you sell your shares within 18 months. The CDSC will not be assessed on shares acquired through reinvestment of dividend or capital gain distributions. For example, if you hold shares in the First American funds with an aggregate value of $2 million on which you paid a sales load and you make an additional purchase of $2 million in the First American funds, your investment professional or financial intermediary may receive a commission equal to 0.50% of the additional purchase amount. If you sell shares within 18 months of the purchase, you will be assessed a CDSC equal to 0.50% on the shares redeemed, not including shares you acquired by reinvesting your dividend or capital gain distributions.
Class A Shares Reinvestment Right
     If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial intermediary of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.
Redeeming Shares by Telephone
     A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial intermediary to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial intermediary (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial intermediary by the time specified by the intermediary in order for shares to be redeemed at that day’s net asset value, and redemption requests must be transmitted to and received by the Funds as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day’s net asset value unless the financial intermediary has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial institution, redemptions will be made by check, by Automated Clearing House (ACH) transaction, or by wire transfer. It is the financial institution’s responsibility to transmit redemption requests promptly. Certain financial intermediaries are authorized to act as the Funds’ agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial intermediary.

     Shareholders who did not purchase their shares of a Fund through a financial intermediary may redeem their shares by telephoning Investor Services at 800 677-3863. At the shareholder’s request, redemption proceeds will be paid by check mailed to the shareholder’s address of record or ACH or wire transferred to the shareholder’s account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. ACH or wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Funds may limit telephone redemption requests to an aggregate of $50,000 per day across the First American Fund family.
     In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor any Fund will be responsible for any loss, liability, cost or expense for acting upon ACH or wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.
Redeeming Shares by Mail
     Any shareholder may redeem Fund shares by sending a written request to the Administrator, shareholder servicing agent, financial intermediary or USBFS. The written request should include the shareholder’s name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial intermediary for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.
     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:
•	a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);

•	a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

•	a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

•	any other “eligible guarantor institution,” as defined in the Securities Exchange Act of 1934.
     The Funds do not accept signatures guaranteed by a notary public.
     The Funds, the Administrator and USBFS have adopted standards for accepting signature from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds, the Administrator and USBFS reserve the right to amend these standards at any time without notice.

Receipt of Orders by Financial Intermediaries
     The Funds have authorized one or more Intermediaries to receive purchase and redemption orders on the Funds’ behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order. An order will be priced at the applicable Fund’s net asset value next computed after the order is received by an authorized Intermediary or the Intermediary’s authorized designee and accepted by the Fund.
Redemptions Before Purchase Instruments Clear
     When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator or USBFS is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.
Research Requests
     The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.
Financial Statements
     The financial statements of FAIF included in its Annual Report to shareholders for the fiscal year ended June 30, 2010 are incorporated herein by reference

Appendix A
Ratings
     A rating of a rating service represents that service’s opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.
     When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.
Ratings of Long-Term Corporate Debt Obligations
          Standard & Poor’s
AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.
C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Moody’s
Aaa: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.
A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.
Ba: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.
B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Fitch
AAA: Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
BB: Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC and C: Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. CC ratings indicate that default of some kind appears probable, and C ratings signal imminent default.
DDD, DD and D: Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.
     Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.
     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.
Ratings of Commercial Paper
               Standard & Poor’s
               Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.
               A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
               A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
               A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
               Moody’s
               Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.
               Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.
               Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

               Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
               Fitch
               Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase F3 commercial paper.
               F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.
               F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
               F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Appendix B
FAF ADVISORS, INC.
Proxy Voting Policies and Procedures
General Principles
FAF Advisors, Inc. (“FAF Advisors”) is the investment advisor for the First American family of mutual funds (the “Funds”) and for institutional and other separately managed accounts (collectively, with the Funds, “Client Accounts”). As such, Client Accounts may confer upon FAF Advisors complete discretion to vote proxies. It is FAF Advisors’ duty to vote proxies in the best interests of its clients. In voting proxies, FAF Advisors also seeks to maximize total investment return for its clients.
In the event that FAF Advisors contracts with another investment advisor to act as a sub-advisor for a Client Account, FAF Advisors may delegate proxy voting responsibility to the sub-advisor. Where FAF has delegated proxy voting responsibility, the sub-adviser will be responsible for developing and adhering to its own proxy voting policies, subject to oversight by FAF Advisors.
FAF Advisors’ Investment Policy Committee (“IPC”), comprised of the firm’s most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The IPC is responsible for (1) approving the proxy voting policies and procedures, and (2) oversight of the activities of FAF Advisors’ Proxy Voting Administration Committee (“PVAC”). The PVAC is responsible for providing an administrative framework to facilitate and monitor FAF Advisors’ exercise of its fiduciary duty to vote client proxies and fulfill the obligations of reporting and recordkeeping under the federal securities laws.
Policies
The IPC, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of Institutional Shareholder Services, Inc. (“ISS”), a leading national provider of proxy voting administrative and research services. ISS is a subsidiary of RiskMetrics Group (“RMG”). As a result, such policies set forth FAF Advisors’ positions on recurring proxy issues and criteria for addressing non-recurring issues. These policies are reviewed periodically by ISS, and therefore are subject to change. Even though it has adopted ISS’ policies, FAF Advisors maintains the fiduciary responsibility for all proxy voting decisions.
Procedures
A. Supervision of Proxy Voting Service
The PVAC shall supervise the relationship with FAF Advisors’ proxy voting service, ISS. ISS apprises FAF Advisors of shareholder meeting dates, provides research on proxy proposals and voting recommendations, and casts the actual proxy votes. ISS also serves as FAF Advisors’ proxy voting record keeper and generates reports on how proxies were voted.
B. Conflicts of Interest
As an affiliate of U.S. Bancorp, a large multi-service financial institution, FAF Advisors recognizes that there are circumstances wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies may have personal or familial relationships with the U.S. Bancorp enterprise and/or its employees that could give rise to potential conflicts of interest.
FAF Advisors will vote proxies in the best interest of its clients regardless of such real or perceived conflicts of interest. By adopting ISS’ policies, FAF Advisors believes the risk related to conflicts will be minimized.
To further minimize this risk, the IPC will review ISS’ conflict avoidance policy at least annually to ensure that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.
In the event that ISS faces a material conflict of interest with respect to a specific vote, the PVAC shall direct ISS how to vote. The PVAC shall receive voting direction from the Head of Equity Research, who will seek voting direction from appropriate investment personnel. Before doing so, however, the PVAC will confirm that FAF Advisors faces no material conflicts of its own with respect to the specific proxy vote.
If the PVAC concludes that a material conflict does exist, it will recommend to the IPC a course of action designed to address the conflict. Such actions could include, but are not limited to:
1.	Obtaining instructions from the affected client(s) on how to vote the proxy;

2.	Disclosing the conflict to the affected client(s) and seeking their consent to permit FAF Advisors to vote the proxy;

3.	Voting in proportion to the other shareholders;

4.	Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest; or

5.	Following the recommendation of a different independent third party.
In addition to all of the above, members of the IPC and the PVAC must notify FAF Advisors’ Chief Compliance Officer of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how FAF Advisors should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to FAF Advisors’ Chief Executive Officer and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies, and will vote in the best interests of clients.
C. Proxy Vote Override
From time to time, a Portfolio Manager may initiate action to override the ISS recommendation for a particular vote. Any such override shall be reviewed by FAF Advisors’ Legal Department for material conflicts. If the Legal Department determines that no material conflicts exist, the approval of one investment professional on the IPC or the Head of Equity Research shall authorize the override. If a material conflict exists the conflict and, ultimately, the override recommendation will be addressed pursuant to the procedures described above under “Conflicts of Interest.”
D. Securities Lending
In order to generate incremental revenue, some clients may participate in U.S. Bank’s securities lending program. If a client has elected to participate in the lending program then it will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date. A client, or a Portfolio Manager, may place restrictions on loaning securities and/or recall a security on loan at any time. Such actions must be affected prior to the record date for a meeting if the purpose for the restriction or recall is to secure the vote.
Portfolio Managers and/or Analysts who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting the affected securities prior to the record date for the matter. If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Department to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so. Training regarding the process to recall securities on loan or restrict the loaning of securities is given to all Portfolio Managers and Analysts.
E. Proxy Voting for ERISA Clients
In the event that a proxy voting issue arises for an ERISA client, FAF Advisors is prohibited from voting shares with respect to any issue advanced by a party in interest, such as U.S. Bancorp or any of the First American Funds.
F. Sub-Advisor Oversight
FAF Advisors is responsible for oversight of the sub-advisors’ proxy voting activities related to Client Accounts. Consistent with its oversight responsibilities, FAF Advisors has adopted the following sub-advisor oversight policies and procedures:
1.	Prior to approval of any sub-advisory contract by the Board of Directors of the Funds or FAF Advisors, as applicable, the IPC reviews the sub-advisor’s proxy voting policy (each a “Sub-Advisor Policy”) to ensure that such Sub-Advisor Policy is designed in the best interests of FAF Advisors’ clients. Thereafter, at least annually, the IPC reviews and approves material changes to each Sub-Advisor Policy.

2.	On a quarterly basis, the PVAC will request and review reports from each sub-advisor reflecting any overrides of its Sub-Advisor Policy or conflicts of interest addressed during the previous quarter, and other matters the PVAC deems appropriate. Any material issues arising from such review will be reported to the IPC and the Board of Directors of the Funds.
G. Proxy Voting Records
As required by Rule 204-2 of the 1940 Act, FAF Advisors shall make and retain five types of records relating to proxy voting; (1) proxy voting policies and procedures; (2) proxy statements received for client and fund securities; (3) records of votes cast on behalf of clients and funds; (4) records of written requests for proxy voting information and written responses from the advisor to either a written or oral request; and (5) any documents prepared by the advisor that were material to making a proxy voting decision or that memorialized the basis for the decision. FAF Advisors may rely on ISS to make and retain on our behalf records pertaining to the rule.
Each sub-advisor shall be responsible for making and retaining all proxy voting records required by the rule and shall provide them to FAF Advisors upon request.
H. Fund of Funds Provision
In instances where FAF Advisors provides investment advice to a fund of funds that acquires shares of affiliated funds or three percent or more of the outstanding voting securities of an unaffiliated fund, the acquiring fund shall vote the shares in the same proportion as the vote of all other shareholders of the acquired fund. If compliance with this policy results in a vote of any shares in a manner different than the ISS recommendation, such vote will not require compliance with the Proxy Vote Override procedures set forth above.
I. Review and Reports
The PVAC shall maintain a review schedule. The schedule shall include reviews for the proxy voting policy (including the policy of any sub-advisor), the proxy voting record, account maintenance, and other reviews as deemed appropriate by the PVAC. The PVAC shall review the schedule at least annually.

The PVAC will report to the IPC with respect to all identified conflicts and how they were addressed. These reports will include all Client Accounts, including those that are sub-advised. With respect to the review of votes cast on behalf of investments by the Funds, such review will also be reported to the Board at each of their regularly scheduled meetings.
J. Vote Disclosure to Shareholders
FAF Advisors shall disclose its proxy voting record on the Funds’ website at www.firstamericanfunds.com and/or on the SEC’s website at www.sec.gov. Additionally, shareholders can receive, on request, the voting records for the Funds by calling a toll free number (1-800-677-3863).
FAF Advisors’ institutional and separately managed account clients can contact their relationship manager for more information on FAF Advisors’ policies and the proxy voting record for their account. The information available includes name of issuer, ticker/CUSIP, shareholder meeting date, description of item and FAF Advisors’ vote.
K. Form N-PX
FAF Advisors will cause Form N-PX to be filed with the Securities and Exchange Commission, and ensure that any other proxy vote related filings as required by regulation or contract are timely made.

RiskMetrics Group’s U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 22, 2010
1. Routine/Miscellaneous:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors:
Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
Board Accountability
Board Responsiveness
Director Independence
Director Competence
Board Accountability
Problematic Takeover Defenses
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE basis), if:

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

•	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;
•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:
•	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices
VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Other Problematic Governance Practices
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.
Director Competence
Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.
3. Shareholder Rights & Defenses:
Net Operating Loss (NOL) Protective Amendments
For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)
Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.
4. Capital Restructuring:
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;
•	The Current Request:
•	Disclosure in the proxy statement of the specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized preferred shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;
•	The Current Request:
•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

•	Whether the shares requested are blank check preferred shares, and whether they are declawed.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.
Mergers and Acquisitions
Vote CASE–BY–CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

5. Compensation:
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2. Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers‘ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.
Other Compensation Proposals and Policies
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices- dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders‘ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Non-Performance based Compensation Elements
Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.
While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:
•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•	Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•	Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).
Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
•	Guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:
•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained.
•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Recoup Bonuses
Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:
•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

6. Social/Environmental Issues:
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

RiskMetrics Group’s International Proxy Voting Guidelines Summary
(Digest of Selected Key Guidelines)
December 31, 2009
1. Operational Items:
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. Board of Directors:
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure:
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Other Items:
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:
•	the parties on either side of the transaction;

•	the nature of the asset to be transferred/service to be provided;

•	the pricing of the transaction (and any associated professional valuation);

•	the views of independent directors (where provided);

•	the views of an independent financial adviser (where appointed);

•	whether any entities party to the transaction (including advisers) is conflicted; and

•	the stated rationale for the transaction, including discussions of timing.
If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, RMG may recommend against the election of the director involved in the related-party transaction or the full board.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit

FIRST AMERICAN INVESTMENT FUNDS, INC.
PART C — OTHER INFORMATION
ITEM 28. EXHIBITS

(a)(1)	Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21, filed on May 15, 1995 (File Nos. 033-16905, 811-05309)).

(a)(2)	Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36, filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(a)(3)	Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, filed on June 27, 2001 (File Nos. 033-16905, 811-05309)).

(a)(4)	Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(a)(5)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 65, filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(a)(6)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 66, filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(a)(7)	Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70, filed on June 30, 2004 (File nos. 033-16905, 811-05309)).

(a)(8)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 72, filed on September 24, 2004 (File Nos. 033-16905, 811-05309)).

(a)(9)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(a)(10)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(a)(11)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(a)(12)	Articles Supplementary designating new share classes (Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

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(a)(13)	Articles of Amendment filed January 9, 2009 (Incorporated by reference to Exhibit (a)(13) to Post Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(a)(14)	Articles of Amendment filed June 4, 2009 (Incorporated by reference to Exhibit (a)(14) to Post Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(15)	Articles Supplementary designating new series and new share classes filed June 23, 2009 (Incorporated by reference to Exhibit (a)(15) to Post Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(16)	Articles Supplementary designating new series and new share class filed September 17, 2009 (Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

(a)(17)	Articles of Amendment filed January 22, 2010 (Incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 102, filed on February 26, 2010 (File Nos. 033-16905, 811-05309)).

(b)	Bylaws, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 102, filed on February 26, 2010 (File Nos. 033-16905, 811-05309)).

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73, filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(2)	Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 73, filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(3)	Amendment to Investment Advisory Agreement dated June 21, 2005, permitting Registrant to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 77, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(d)(4)	Amendment to Investment Advisory Agreement dated May 3, 2007, relating to authority to appoint a sub-advisor to any series of the Registrant (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(5)	Exhibit A to Investment Advisory Agreement, effective September 16, 2009 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 101, filed on December 30, 2009 (File Nos. 033-16905, 811-05309)).

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(d)(6)	Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(7)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(12) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(8)	Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Fund (Incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(9)	Sub-Advisory Agreement dated February 22, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(10)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(11)	Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(12)	Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(13)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(e)(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective July 1, 2007 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(e)(2)	Form of Dealer Agreement.*

(f)(1)	Deferred Compensation Plan for Directors dated January 1, 2000, as amended December 2008 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

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(f)(2)	Deferred Compensation Plan for Directors, Summary of Terms as Amended December 2008 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(g)(1)	Custody Agreement dated July 1, 2006, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 80, filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(g)(2)	Amendment to Custody Agreement dated July 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(g)(3)	Exhibit C effective September 16, 2009, to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 101, filed on December 30, 2009)).

(g)(4)	Exhibit D effective December 5, 2006, to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(5)	Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to International Fund (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 77, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(g)(6)	Letter Amendment dated November 21, 2006, to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to International Select Fund (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(g)(7)	Letter Amendment dated December 6, 2007, to the Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(8)	Amendment to Custodian Agreement dated June 19, 2008, by and between Registrant and State Street Bank and Trust Company with respect to compensation (Incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(h)(1)	Administration Agreement dated July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 80, filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(2)	Amended Schedule A to Administration Agreement, dated July 1, 2010, between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(h)(3)	Sub-Administration Agreement dated July 1, 2005, by and between FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 77, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

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(h)(4)	Transfer Agent and Shareholder Servicing Agreement dated September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(h)(5)	Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective July 1, 2010 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(h)(6)	Amended and Restated Securities Lending Agreement dated February 17, 2010, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(h)(7)	Global Securities Lending Agreement Supplement effective January 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(i)	Opinion and Consent of Dorsey & Whitney LLP (Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(j)	Consent of Ernst & Young LLP.*

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective September 19, 2006 (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective July 1, 2010 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(o)	Reserved.

(p)(1)	First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(p)(2)	FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940.*

(p)(3)	Altrinsic Global Advisors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective November 1, 2004, as amended December 1, 2005, March 1, 2006, May 3, 2006, January 1, 2007, December 31, 2007, December 1, 2008 and January 1, 2010

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(Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 102, filed on February 26, 2010 (File Nos. 033-16905, 811-05309)).

(p)(4)	Hansberger Global Investors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended May 17, 2007 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(p)(5)	Lazard Asset Management LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended November 2008 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(p)(6)	Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(q)	Power of Attorney dated February 18, 2009 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

*	Filed herewith.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
     Not applicable.
ITEM 30. INDEMNIFICATION
     The Registrant’s Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys’ and accountants’ fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the “1940 Act”). The Registrant’s Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director’s or officer’s action, or failure to act, was the result of active and

6

deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue. The Registrant maintains officers’ and directors’ liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons’ duties as officers and directors.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     Information on the business of the Registrant’s investment adviser, FAF Advisors, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.
     Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. (“FAF Advisors”), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. (“FAIF”), First American Funds, Inc. (“FAF”), First American Strategy Funds, Inc. (“FASF”), and eight closed-end funds advised by FAF Advisors—American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. — II, American Strategic Income Portfolio Inc. — III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds (“FACEF”), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Investment Officer, FAF Advisors, Minneapolis, MN (August 2007 to present).
     Charles R. Manzoni, Jr., General Counsel, Chief Risk Officer, and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).
     Joseph M. Ulrey, III, Chief Financial Officer and Head of Technology and Operations and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present).
     Frank L. Wheeler, Head of Distribution, FAF Advisors, Minneapolis, MN (April 2007 to present).

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     David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).
     Cynthia C. DeRuyter, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (since March 2010); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (since June 2010).
     John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).
ITEM 32. PRINCIPAL UNDERWRITERS
     Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:
Academy Fund Trust
ActivePassive Funds
Akre Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust
Appleton Group
Artio Global Funds
Ascentia Funds
Barrett Growth Fund
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Bridges Investment Fund, Inc.
Bright Rock funds
Brown Advisory Funds
Buffalo Funds
CAN SLIM Select Growth Fund
Capital Advisors Funds
Chase Funds
Congress Fund
Cookson Peirce
Counterpoint Select Fund
Country Funds
The Cushing MLP Funds
Davidson Funds
DoubleLine Funds
DSM Capital Funds
Edgar Lomax Value Fund
Empiric Funds, Inc.
Evermore Global Investors Trust
FIMCO Funds
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Geneva Advisors Funds
Gerstein Fisher Funds
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Grubb & Ellis
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hodges Fund
Hotchkis and Wiley Funds
Huber Funds
Intrepid Capital Management
Jacob Funds, Inc.
Jensen Funds
Keystone Mutual Funds
Kiewit Investment Fund L.L.L.P.
Kirr Marbach Partners Funds, Inc
LKCM Funds
Mariner Funds
Marketfield Fund
Masters’ Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
Monetta Fund, Inc.
Monetta Trust
Morgan Dempsey Funds
MP63 Fund
Muhlenkamp (Wexford Trust)
Newgate Capital
Nicholas Funds
Niemann Tactical Return Fund
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
Phocas Financial Funds
PIA Funds
PineBridge Funds
Poplar Forest Partners Fund
Portfolio 21
Primecap Odyssey Funds
Prospector Funds
Purisima Funds
Quaker Investment Trust
Rainier Funds
RBC Funds Trust
Rigel Capital, LLC
Schooner Investment Group
Smead Value Fund
Snow Fund
Stephens Management Co.
Teberg Fund
Thompson Plumb (TIM)
Thunderstorm Mutual Funds
TIFF Investment Program, Inc.
Tygh Capital Management
USA Mutual Funds
Villere Fund
Wall Street Fund
Windopane Advisors, LLC
Winslow Green Mutual Funds
Wisconsin Capital Funds, Inc.
W Y Funds

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The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

Name	Position and Offices with Underwriter	Position and Offices with Registrant
James R. Schoenike	President, Board Member, General Securities Principal and FINRA Executive Officer	None
Joe D. Redwine	Board Member	None
Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None
Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None
Joseph P. Bree 777 East Wisconsin Avenue Milwaukee, WI 53202	Financial Operations Principal	None
Susan L. La Fond	Treasurer	None
John P. Kinsella	Assistant Treasurer	None
Andrew M. Strnad	Secretary	None
Teresa Cowan	Assistant Secretary, General Securities Principal and Chief Compliance Officer	None
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
     All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.
ITEM 34. MANAGEMENT SERVICES
     Not applicable.
ITEM 35. UNDERTAKINGS
     Not applicable.

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SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 28th day of October 2010.

FIRST AMERICAN INVESTMENT FUNDS, INC.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on October 28, 2010.

SIGNATURE	TITLE

/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr.	President

/s/ Charles D. Gariboldi, Jr. Charles D. Gariboldi, Jr.	Treasurer (principal financial/accounting officer)

* Benjamin R. Field, III	Director

* Victoria J. Herget	Director

* Roger A. Gibson	Director

* John P. Kayser	Director

* Leonard W. Kedrowski	Director

* Richard K. Riederer	Director

* Joseph D. Strauss	Director

* Virginia L. Stringer	Director

* James M. Wade	Director

*	Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Investment Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By:	/s/ Richard J. Ertel	Attorney-in-Fact
Richard J. Ertel

Index to Exhibits

Exhibit Number	Name of Exhibit
(e)(2)	Form of Dealer Agreement
(j)	Consent of Ernst & Young LLP
(p)(2)	FAF Advisors’ Code of Ethics